UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-06114

Cavanal Hill Funds
 (Exact name of registrant as specified in charter)

4400 Easton Commons, Suite 200, Columbus, OH      43219
(Address of principal executive offices)                       (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:   1-800-762-7085

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

A Shares

AABOX

Bond Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Bond Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$35	0.71%

Fund Statistics

Net Assets	$117,950,381
Number of Portfolio Holdings	178
Net Investment Advisory Fees	$118,511
Portfolio Turnover Rate	5%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Bonds	13.4%
U.S. Treasury Bonds	3.6%
U.S. Treasury Notes	3.0%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.9%
Broadcom, Inc.	1.8%
Bank of America Corp.	1.6%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
SBA Tower Trust	1.5%
The University of Oklahoma Revenue	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.2%

Credit Rating

Value	Value
AAA	2.75%
A-	3.29%
A+	3.42%
BBB+	3.81%
A	4.50%
BBB	6.56%
AA+	14.00%
NR	23.90%
A-1+	33.44%
Other	3.97%

Portfolio Composition

(as a % of Net Assets)

Asset Backed Securities	18.8%
Mortgage Backed Securities	24.6%
Commercial Mortgage Backed Securities	1.1%
Corporate Bonds	19.7%
Taxable Municipal Bonds	6.3%
U.S. Government Agency Securities	6.9%
U.S. Treasury Obligations	20.0%
Investment in Affiliates	2.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AABOX

Bond Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Shares

AIBNX

Bond Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Bond Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$23	0.46%

Fund Statistics

Net Assets	$117,950,381
Number of Portfolio Holdings	178
Net Investment Advisory Fees	$118,511
Portfolio Turnover Rate	5%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Bonds	13.4%
U.S. Treasury Bonds	3.6%
U.S. Treasury Notes	3.0%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.9%
Broadcom, Inc.	1.8%
Bank of America Corp.	1.6%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
SBA Tower Trust	1.5%
The University of Oklahoma Revenue	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.2%

Credit Rating

Value	Value
AAA	2.75%
A-	3.29%
A+	3.42%
BBB+	3.81%
A	4.50%
BBB	6.56%
AA+	14.00%
NR	23.90%
A-1+	33.44%
Other	3.97%

Portfolio Composition

(as a % of Net Assets)

Asset Backed Securities	18.8%
Mortgage Backed Securities	24.6%
Commercial Mortgage Backed Securities	1.1%
Corporate Bonds	19.7%
Taxable Municipal Bonds	6.3%
U.S. Government Agency Securities	6.9%
U.S. Treasury Obligations	20.0%
Investment in Affiliates	2.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AIBNX

Bond Fund

Semi-Annual Shareholder Report

February 28, 2025

Investor Shares

APBDX

Bond Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Bond Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$35	0.71%

Fund Statistics

Net Assets	$117,950,381
Number of Portfolio Holdings	178
Net Investment Advisory Fees	$118,511
Portfolio Turnover Rate	5%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Bonds	13.4%
U.S. Treasury Bonds	3.6%
U.S. Treasury Notes	3.0%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.9%
Broadcom, Inc.	1.8%
Bank of America Corp.	1.6%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
SBA Tower Trust	1.5%
The University of Oklahoma Revenue	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.2%

Credit Rating

Value	Value
AAA	2.75%
A-	3.29%
A+	3.42%
BBB+	3.81%
A	4.50%
BBB	6.56%
AA+	14.00%
NR	23.90%
A-1+	33.44%
Other	3.97%

Portfolio Composition

(as a % of Net Assets)

Asset Backed Securities	18.8%
Mortgage Backed Securities	24.6%
Commercial Mortgage Backed Securities	1.1%
Corporate Bonds	19.7%
Taxable Municipal Bonds	6.3%
U.S. Government Agency Securities	6.9%
U.S. Treasury Obligations	20.0%
Investment in Affiliates	2.2%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APBDX

Bond Fund

Semi-Annual Shareholder Report

February 28, 2025

Administrative Shares

APCXX

Government Securities Money Market Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Government Securities Money Market Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Administrative Shares	$34	0.68%

Fund Statistics

Net Assets	$3,073,954,166
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$728,627

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Federal Home Loan Banks	3.3%
Federal Farm Credit Banks Funding Corp.	3.3%
Federal Farm Credit Banks Funding Corp.	3.3%
Federal Farm Credit Banks Funding Corp.	2.6%
Federal Farm Credit Banks Funding Corp.	2.4%
Federal Farm Credit Banks Funding Corp.	1.7%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%

Credit Rating

Value	Value
AAA	14.43%
A-1+	86.80%

Portfolio Composition

(as a % of Net Assets)

U.S. Government Agency Securities	41.2%
U.S. Treasury Obligations	8.0%
Repurchase Agreements	37.6%
Investment Companies	14.4%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Administrative Shares

 APCXX

Government Securities Money Market Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Shares

APHXX

Government Securities Money Market Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Government Securities Money Market Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$13	0.26%

Fund Statistics

Net Assets	$3,073,954,166
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$728,627

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Federal Home Loan Banks	3.3%
Federal Farm Credit Banks Funding Corp.	3.3%
Federal Farm Credit Banks Funding Corp.	3.3%
Federal Farm Credit Banks Funding Corp.	2.6%
Federal Farm Credit Banks Funding Corp.	2.4%
Federal Farm Credit Banks Funding Corp.	1.7%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%

Credit Rating

Value	Value
AAA	14.43%
A-1+	86.80%

Portfolio Composition

(as a % of Net Assets)

U.S. Government Agency Securities	41.2%
U.S. Treasury Obligations	8.0%
Repurchase Agreements	37.6%
Investment Companies	14.4%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 APHXX

Government Securities Money Market Fund

Semi-Annual Shareholder Report

February 28, 2025

Premier Shares

APPXX

Government Securities Money Market Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Government Securities Money Market Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Premier Shares	$34	0.68%

Fund Statistics

Net Assets	$3,073,954,166
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$728,627

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Federal Home Loan Banks	3.3%
Federal Farm Credit Banks Funding Corp.	3.3%
Federal Farm Credit Banks Funding Corp.	3.3%
Federal Farm Credit Banks Funding Corp.	2.6%
Federal Farm Credit Banks Funding Corp.	2.4%
Federal Farm Credit Banks Funding Corp.	1.7%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%

Credit Rating

Value	Value
AAA	14.43%
A-1+	86.80%

Portfolio Composition

(as a % of Net Assets)

U.S. Government Agency Securities	41.2%
U.S. Treasury Obligations	8.0%
Repurchase Agreements	37.6%
Investment Companies	14.4%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Premier Shares

 APPXX

Government Securities Money Market Fund

Semi-Annual Shareholder Report

February 28, 2025

Select Shares

APSXX

Government Securities Money Market Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Government Securities Money Market Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Select Shares	$9	0.18%

Fund Statistics

Net Assets	$3,073,954,166
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$728,627

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Federal Home Loan Banks	3.3%
Federal Farm Credit Banks Funding Corp.	3.3%
Federal Farm Credit Banks Funding Corp.	3.3%
Federal Farm Credit Banks Funding Corp.	2.6%
Federal Farm Credit Banks Funding Corp.	2.4%
Federal Farm Credit Banks Funding Corp.	1.7%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%

Credit Rating

Value	Value
AAA	14.43%
A-1+	86.80%

Portfolio Composition

(as a % of Net Assets)

U.S. Government Agency Securities	41.2%
U.S. Treasury Obligations	8.0%
Repurchase Agreements	37.6%
Investment Companies	14.4%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Select Shares

 APSXX

Government Securities Money Market Fund

Semi-Annual Shareholder Report

February 28, 2025

A Shares

AALIX

Hedged Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Hedged Equity Income Fund for the period of September 1, 2024 to February 28, 2025. This report describes changes to the Fund that occured during the reporting period. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$68	1.35%

Fund Statistics

Net Assets	$28,694,524
Number of Portfolio Holdings	72
Net Investment Advisory Fees	$67,794
Portfolio Turnover Rate	3%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Apple, Inc.	6.6%
Microsoft Corp.	5.2%
Emerson Electric Co.	4.7%
Amazon.com, Inc.	4.4%
Morgan Stanley	3.8%
BlackRock, Inc.	3.7%
Broadcom, Inc.	3.7%
AbbVie, Inc.	3.5%
NVIDIA Corp.	3.5%
Alphabet, Inc., Class C	3.5%

Sector Allocation

Value	Value
Utilities	2.3%
Materials	2.5%
Consumer Staples	3.8%
Energy	5.6%
Communication Services	6.8%
Industrials	9.1%
Consumer Discretionary	10.5%
Health Care	12.8%
Financials	17.4%
Information Technology	25.0%
Other	1.5%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	97.3%
Purchased Options	0.7%
Investment in Affiliates	2.1%

Material Fund Changes

Effective December 28, 2024, the Fund name was changed to the Hedged Equity Income Fund from Hedged Income Fund. The Fund's investment objectives and investment strategies were unchanged.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AALIX

Hedged Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Shares

AILIX

Hedged Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Hedged Equity Income Fund for the period of September 1, 2024 to February 28, 2025. This report describes changes to the Fund that occured during the reporting period. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$56	1.10%

Fund Statistics

Net Assets	$28,694,524
Number of Portfolio Holdings	72
Net Investment Advisory Fees	$67,794
Portfolio Turnover Rate	3%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Apple, Inc.	6.6%
Microsoft Corp.	5.2%
Emerson Electric Co.	4.7%
Amazon.com, Inc.	4.4%
Morgan Stanley	3.8%
BlackRock, Inc.	3.7%
Broadcom, Inc.	3.7%
AbbVie, Inc.	3.5%
NVIDIA Corp.	3.5%
Alphabet, Inc., Class C	3.5%

Sector Allocation

Value	Value
Utilities	2.3%
Materials	2.5%
Consumer Staples	3.8%
Energy	5.6%
Communication Services	6.8%
Industrials	9.1%
Consumer Discretionary	10.5%
Health Care	12.8%
Financials	17.4%
Information Technology	25.0%
Other	1.5%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	97.3%
Purchased Options	0.7%
Investment in Affiliates	2.1%

Material Fund Changes

Effective December 28, 2024, the Fund name was changed to the Hedged Equity Income Fund from Hedged Income Fund. The Fund's investment objectives and investment strategies were unchanged.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AILIX

Hedged Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2025

Investor Shares

APLIX

Hedged Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Hedged Equity Income Fund for the period of September 1, 2024 to February 28, 2025. This report describes changes to the Fund that occured during the reporting period. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$68	1.35%

Fund Statistics

Net Assets	$28,694,524
Number of Portfolio Holdings	72
Net Investment Advisory Fees	$67,794
Portfolio Turnover Rate	3%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Apple, Inc.	6.6%
Microsoft Corp.	5.2%
Emerson Electric Co.	4.7%
Amazon.com, Inc.	4.4%
Morgan Stanley	3.8%
BlackRock, Inc.	3.7%
Broadcom, Inc.	3.7%
AbbVie, Inc.	3.5%
NVIDIA Corp.	3.5%
Alphabet, Inc., Class C	3.5%

Sector Allocation

Value	Value
Utilities	2.3%
Materials	2.5%
Consumer Staples	3.8%
Energy	5.6%
Communication Services	6.8%
Industrials	9.1%
Consumer Discretionary	10.5%
Health Care	12.8%
Financials	17.4%
Information Technology	25.0%
Other	1.5%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	97.3%
Purchased Options	0.7%
Investment in Affiliates	2.1%

Material Fund Changes

Effective December 28, 2024, the Fund name was changed to the Hedged Equity Income Fund from Hedged Income Fund. The Fund's investment objectives and investment strategies were unchanged.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APLIX

Hedged Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2025

A Shares

AASTX

Limited Duration Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Limited Duration Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$38	0.75%

Fund Statistics

Net Assets	$30,278,643
Number of Portfolio Holdings	255
Net Investment Advisory Fees	$(60,748)
Portfolio Turnover Rate	3%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Southtrust Bank	3.5%
Flexential Issuer, Series 2021-1A, Class A2	3.4%
The Western Union Co.	3.2%
Goodgreen Trust, Series 2020-1A, Class A	2.8%
Truist Financial Corp., Series N	2.6%
The Charles Schwab Corp., Series I	2.6%
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1	2.5%
U.S. Treasury Notes	2.5%
Jack in the Box Funding LLC, Series 2022-1A, Class A2I	2.3%
Sonic Capital LLC, Series 2021-1A, Class A2I	2.3%

Credit Rating

Value	Value
AAA	2.24%
A	2.74%
BBB-	7.28%
BBB+	8.46%
BBB	12.15%
AA+	13.13%
A-1+	16.71%
NR	33.34%
Other	3.25%

Portfolio Composition

(as a % of Net Assets)

Asset Backed Securities	36.2%
Mortgage Backed Securities	27.3%
Commercial Mortgage Backed Securities	0.1%
Corporate Bonds	19.0%
Taxable Municipal Bonds	1.0%
U.S. Government Agency Securities	6.9%
U.S. Treasury Obligations	5.9%
Investment in Affiliates	2.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AASTX

Limited Duration Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Shares

AISTX

Limited Duration Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Limited Duration Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$25	0.50%

Fund Statistics

Net Assets	$30,278,643
Number of Portfolio Holdings	255
Net Investment Advisory Fees	$(60,748)
Portfolio Turnover Rate	3%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Southtrust Bank	3.5%
Flexential Issuer, Series 2021-1A, Class A2	3.4%
The Western Union Co.	3.2%
Goodgreen Trust, Series 2020-1A, Class A	2.8%
Truist Financial Corp., Series N	2.6%
The Charles Schwab Corp., Series I	2.6%
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1	2.5%
U.S. Treasury Notes	2.5%
Jack in the Box Funding LLC, Series 2022-1A, Class A2I	2.3%
Sonic Capital LLC, Series 2021-1A, Class A2I	2.3%

Credit Rating

Value	Value
AAA	2.24%
A	2.74%
BBB-	7.28%
BBB+	8.46%
BBB	12.15%
AA+	13.13%
A-1+	16.71%
NR	33.34%
Other	3.25%

Portfolio Composition

(as a % of Net Assets)

Asset Backed Securities	36.2%
Mortgage Backed Securities	27.3%
Commercial Mortgage Backed Securities	0.1%
Corporate Bonds	19.0%
Taxable Municipal Bonds	1.0%
U.S. Government Agency Securities	6.9%
U.S. Treasury Obligations	5.9%
Investment in Affiliates	2.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AISTX

Limited Duration Fund

Semi-Annual Shareholder Report

February 28, 2025

Investor Shares

APSTX

Limited Duration Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Limited Duration Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$38	0.75%

Fund Statistics

Net Assets	$30,278,643
Number of Portfolio Holdings	255
Net Investment Advisory Fees	$(60,748)
Portfolio Turnover Rate	3%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Southtrust Bank	3.5%
Flexential Issuer, Series 2021-1A, Class A2	3.4%
The Western Union Co.	3.2%
Goodgreen Trust, Series 2020-1A, Class A	2.8%
Truist Financial Corp., Series N	2.6%
The Charles Schwab Corp., Series I	2.6%
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1	2.5%
U.S. Treasury Notes	2.5%
Jack in the Box Funding LLC, Series 2022-1A, Class A2I	2.3%
Sonic Capital LLC, Series 2021-1A, Class A2I	2.3%

Credit Rating

Value	Value
AAA	2.24%
A	2.74%
BBB-	7.28%
BBB+	8.46%
BBB	12.15%
AA+	13.13%
A-1+	16.71%
NR	33.34%
Other	3.25%

Portfolio Composition

(as a % of Net Assets)

Asset Backed Securities	36.2%
Mortgage Backed Securities	27.3%
Commercial Mortgage Backed Securities	0.1%
Corporate Bonds	19.0%
Taxable Municipal Bonds	1.0%
U.S. Government Agency Securities	6.9%
U.S. Treasury Obligations	5.9%
Investment in Affiliates	2.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APSTX

Limited Duration Fund

Semi-Annual Shareholder Report

February 28, 2025

A Shares

AAENX

Strategic Enhanced Yield Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Strategic Enhanced Yield Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$50	1.01%

Fund Statistics

Net Assets	$22,525,472
Number of Portfolio Holdings	102
Net Investment Advisory Fees	$(18,805)
Portfolio Turnover Rate	46%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Notes	6.9%
U.S. Treasury Notes	6.5%
U.S. Treasury Notes	4.5%
Fannie Mae	2.2%
U.S. Treasury Notes	2.2%
U.S. Treasury Bonds	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Bonds	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.6%

Credit Rating

Value	Value
BB+	2.03%
B+	2.46%
A-	2.65%
AA+	2.67%
B	2.97%
BBB	3.19%
BB	3.94%
BBB-	4.55%
NR	10.06%
A-1+	62.28%
Other	4.34%

Portfolio Composition

(as a % of Net Assets)

Mortgage Backed Securities	32.0%
Corporate Bonds	18.2%
U.S. Treasury Obligations	35.9%
Yankee Debt Obligations	12.5%
Investment in Affiliates	2.5%

Country Diversification

Value	Value
Other	6.8%
Luxembourg	1.0%
Mexico	5.6%
United States	87.7%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AAENX

Strategic Enhanced Yield Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Shares

AIENX

Strategic Enhanced Yield Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Strategic Enhanced Yield Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$38	0.76%

Fund Statistics

Net Assets	$22,525,472
Number of Portfolio Holdings	102
Net Investment Advisory Fees	$(18,805)
Portfolio Turnover Rate	46%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Notes	6.9%
U.S. Treasury Notes	6.5%
U.S. Treasury Notes	4.5%
Fannie Mae	2.2%
U.S. Treasury Notes	2.2%
U.S. Treasury Bonds	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Bonds	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.6%

Credit Rating

Value	Value
BB+	2.03%
B+	2.46%
A-	2.65%
AA+	2.67%
B	2.97%
BBB	3.19%
BB	3.94%
BBB-	4.55%
NR	10.06%
A-1+	62.28%
Other	4.34%

Portfolio Composition

(as a % of Net Assets)

Mortgage Backed Securities	32.0%
Corporate Bonds	18.2%
U.S. Treasury Obligations	35.9%
Yankee Debt Obligations	12.5%
Investment in Affiliates	2.5%

Country Diversification

Value	Value
Other	6.8%
Luxembourg	1.0%
Mexico	5.6%
United States	87.7%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AIENX

Strategic Enhanced Yield Fund

Semi-Annual Shareholder Report

February 28, 2025

Investor Shares

APENX

Strategic Enhanced Yield Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Strategic Enhanced Yield Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$50	1.01%

Fund Statistics

Net Assets	$22,525,472
Number of Portfolio Holdings	102
Net Investment Advisory Fees	$(18,805)
Portfolio Turnover Rate	46%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Notes	6.9%
U.S. Treasury Notes	6.5%
U.S. Treasury Notes	4.5%
Fannie Mae	2.2%
U.S. Treasury Notes	2.2%
U.S. Treasury Bonds	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Bonds	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.6%

Credit Rating

Value	Value
BB+	2.03%
B+	2.46%
A-	2.65%
AA+	2.67%
B	2.97%
BBB	3.19%
BB	3.94%
BBB-	4.55%
NR	10.06%
A-1+	62.28%
Other	4.34%

Portfolio Composition

(as a % of Net Assets)

Mortgage Backed Securities	32.0%
Corporate Bonds	18.2%
U.S. Treasury Obligations	35.9%
Yankee Debt Obligations	12.5%
Investment in Affiliates	2.5%

Country Diversification

Value	Value
Other	6.8%
Luxembourg	1.0%
Mexico	5.6%
United States	87.7%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APENX

Strategic Enhanced Yield Fund

Semi-Annual Shareholder Report

February 28, 2025

Administrative Shares

APGXX

U.S. Treasury Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about U.S. Treasury Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Administrative Shares	$33	0.66%

Fund Statistics

Net Assets	$1,559,012,796
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$463,261

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Notes	3.2%
U.S. Treasury Bills	3.2%
U.S. Treasury Notes	3.1%
U.S. Treasury Notes	3.1%
U.S. Treasury Notes	2.2%
U.S. Treasury Bills	1.9%
U.S. Treasury Bills	1.9%
U.S. Treasury Bills	1.6%
U.S. Treasury Notes	1.3%

Credit Rating

Value	Value
AAA	7.67%
A-1+	92.68%

Portfolio Composition

(as a % of Net Assets)

U.S. Treasury Obligations	21.5%
Repurchase Agreements	71.2%
Investment Companies	7.7%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Administrative Shares

 APGXX

U.S. Treasury Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Shares

APKXX

U.S. Treasury Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about U.S. Treasury Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$12	0.24%

Fund Statistics

Net Assets	$1,559,012,796
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$463,261

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Notes	3.2%
U.S. Treasury Bills	3.2%
U.S. Treasury Notes	3.1%
U.S. Treasury Notes	3.1%
U.S. Treasury Notes	2.2%
U.S. Treasury Bills	1.9%
U.S. Treasury Bills	1.9%
U.S. Treasury Bills	1.6%
U.S. Treasury Notes	1.3%

Credit Rating

Value	Value
AAA	7.67%
A-1+	92.68%

Portfolio Composition

(as a % of Net Assets)

U.S. Treasury Obligations	21.5%
Repurchase Agreements	71.2%
Investment Companies	7.7%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 APKXX

U.S. Treasury Fund

Semi-Annual Shareholder Report

February 28, 2025

Select Shares

APNXX

U.S. Treasury Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about U.S. Treasury Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Select Shares	$8	0.16%

Fund Statistics

Net Assets	$1,559,012,796
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$463,261

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

U.S. Treasury Notes	3.2%
U.S. Treasury Bills	3.2%
U.S. Treasury Notes	3.1%
U.S. Treasury Notes	3.1%
U.S. Treasury Notes	2.2%
U.S. Treasury Bills	1.9%
U.S. Treasury Bills	1.9%
U.S. Treasury Bills	1.6%
U.S. Treasury Notes	1.3%

Credit Rating

Value	Value
AAA	7.67%
A-1+	92.68%

Portfolio Composition

(as a % of Net Assets)

U.S. Treasury Obligations	21.5%
Repurchase Agreements	71.2%
Investment Companies	7.7%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Select Shares

 APNXX

U.S. Treasury Fund

Semi-Annual Shareholder Report

February 28, 2025

A Shares

AAUSX

Ultra Short Tax-Free Income Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Ultra Short Tax-Free Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$30	0.60%

Fund Statistics

Net Assets	$12,443,944
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$(50,315)
Portfolio Turnover Rate	75%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Metropolitan Washington Airports Authority Aviation Revenue	4.3%
City of Springfield OH, GO	4.2%
Waxahachie Independent School District, GO	4.2%
County of Vilas WI, GO	4.1%
City of Fairview Park OH, GO	4.1%
PMA Levy & Aid Anticipation Notes Program Revenue, Series B	4.1%
Sonterra Municipal Utility District, GO	4.0%
Mississippi Business Finance Corp. Revenue, Series C	4.0%
District of Columbia Revenue	4.0%
City of Colorado Springs CO Utilities System Revenue, Series C	3.8%

Credit Rating

Value	Value
AA+	6.68%
A-1	7.28%
AA	13.97%
SP-1	14.14%
A-1+	12.99%
NR	48.97%

Portfolio Composition

(as a % of Net Assets)

Municipal Bonds	103.1%
Investment in Affiliates	0.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AAUSX

Ultra Short Tax-Free Income Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Shares

AIUSX

Ultra Short Tax-Free Income Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Ultra Short Tax-Free Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$17	0.35%

Fund Statistics

Net Assets	$12,443,944
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$(50,315)
Portfolio Turnover Rate	75%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Metropolitan Washington Airports Authority Aviation Revenue	4.3%
City of Springfield OH, GO	4.2%
Waxahachie Independent School District, GO	4.2%
County of Vilas WI, GO	4.1%
City of Fairview Park OH, GO	4.1%
PMA Levy & Aid Anticipation Notes Program Revenue, Series B	4.1%
Sonterra Municipal Utility District, GO	4.0%
Mississippi Business Finance Corp. Revenue, Series C	4.0%
District of Columbia Revenue	4.0%
City of Colorado Springs CO Utilities System Revenue, Series C	3.8%

Credit Rating

Value	Value
AA+	6.68%
A-1	7.28%
AA	13.97%
SP-1	14.14%
A-1+	12.99%
NR	48.97%

Portfolio Composition

(as a % of Net Assets)

Municipal Bonds	103.1%
Investment in Affiliates	0.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AIUSX

Ultra Short Tax-Free Income Fund

Semi-Annual Shareholder Report

February 28, 2025

Investor Shares

APUSX

Ultra Short Tax-Free Income Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about Ultra Short Tax-Free Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$20	0.40%

Fund Statistics

Net Assets	$12,443,944
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$(50,315)
Portfolio Turnover Rate	75%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

Metropolitan Washington Airports Authority Aviation Revenue	4.3%
City of Springfield OH, GO	4.2%
Waxahachie Independent School District, GO	4.2%
County of Vilas WI, GO	4.1%
City of Fairview Park OH, GO	4.1%
PMA Levy & Aid Anticipation Notes Program Revenue, Series B	4.1%
Sonterra Municipal Utility District, GO	4.0%
Mississippi Business Finance Corp. Revenue, Series C	4.0%
District of Columbia Revenue	4.0%
City of Colorado Springs CO Utilities System Revenue, Series C	3.8%

Credit Rating

Value	Value
AA+	6.68%
A-1	7.28%
AA	13.97%
SP-1	14.14%
A-1+	12.99%
NR	48.97%

Portfolio Composition

(as a % of Net Assets)

Municipal Bonds	103.1%
Investment in Affiliates	0.9%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APUSX

Ultra Short Tax-Free Income Fund

Semi-Annual Shareholder Report

February 28, 2025

A Shares

AAWEX

World Energy Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about World Energy Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A Shares	$58	1.15%

Fund Statistics

Net Assets	$107,679,535
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$261,392
Portfolio Turnover Rate	76%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

GE Vernova, Inc.	6.1%
Hess Corp.	4.2%
EQT Corp.	3.8%
Cheniere Energy, Inc.	3.8%
Cameco Corp.	3.8%
Antero Resources Corp.	3.8%
Diamondback Energy, Inc.	3.7%
Energy Transfer, LP	3.6%
Baker Hughes Co.	3.3%
The Williams Cos., Inc.	3.3%

Sector Allocation

Value	Value
Industrials	14.9%
Energy	82.2%
Other	1.9%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	94.7%
Corporate Bonds	2.2%
Yankee Debt Obligations	2.1%
Investment in Affiliates	0.9%

Country Diversification

Value	Value
Other	1.0%
Italy	2.7%
France	2.8%
Bermuda	3.5%
United Kingdom	5.0%
Canada	8.4%
United States	76.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

A Shares

 AAWEX

World Energy Fund

Semi-Annual Shareholder Report

February 28, 2025

C Shares

ACWEX

World Energy Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about World Energy Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C Shares	$96	1.90%

Fund Statistics

Net Assets	$107,679,535
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$261,392
Portfolio Turnover Rate	76%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

GE Vernova, Inc.	6.1%
Hess Corp.	4.2%
EQT Corp.	3.8%
Cheniere Energy, Inc.	3.8%
Cameco Corp.	3.8%
Antero Resources Corp.	3.8%
Diamondback Energy, Inc.	3.7%
Energy Transfer, LP	3.6%
Baker Hughes Co.	3.3%
The Williams Cos., Inc.	3.3%

Sector Allocation

Value	Value
Industrials	14.9%
Energy	82.2%
Other	1.9%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	94.7%
Corporate Bonds	2.2%
Yankee Debt Obligations	2.1%
Investment in Affiliates	0.9%

Country Diversification

Value	Value
Other	1.0%
Italy	2.7%
France	2.8%
Bermuda	3.5%
United Kingdom	5.0%
Canada	8.4%
United States	76.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

C Shares

 ACWEX

World Energy Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Shares

AIWEX

World Energy Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about World Energy Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Institutional Shares	$46	0.90%

Fund Statistics

Net Assets	$107,679,535
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$261,392
Portfolio Turnover Rate	76%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

GE Vernova, Inc.	6.1%
Hess Corp.	4.2%
EQT Corp.	3.8%
Cheniere Energy, Inc.	3.8%
Cameco Corp.	3.8%
Antero Resources Corp.	3.8%
Diamondback Energy, Inc.	3.7%
Energy Transfer, LP	3.6%
Baker Hughes Co.	3.3%
The Williams Cos., Inc.	3.3%

Sector Allocation

Value	Value
Industrials	14.9%
Energy	82.2%
Other	1.9%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	94.7%
Corporate Bonds	2.2%
Yankee Debt Obligations	2.1%
Investment in Affiliates	0.9%

Country Diversification

Value	Value
Other	1.0%
Italy	2.7%
France	2.8%
Bermuda	3.5%
United Kingdom	5.0%
Canada	8.4%
United States	76.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Institutional Shares

 AIWEX

World Energy Fund

Semi-Annual Shareholder Report

February 28, 2025

Investor Shares

APWEX

World Energy Fund

Semi-Annual Shareholder Report

February 28, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about World Energy Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.

What were the Fund's costs for the last six months?

(based on a $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Investor Shares	$58	1.15%

Fund Statistics

Net Assets	$107,679,535
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$261,392
Portfolio Turnover Rate	76%

Graphical Presentation of Holdings

The tables below provide additional information about the Fund's investments.

Top 10 Holdings

GE Vernova, Inc.	6.1%
Hess Corp.	4.2%
EQT Corp.	3.8%
Cheniere Energy, Inc.	3.8%
Cameco Corp.	3.8%
Antero Resources Corp.	3.8%
Diamondback Energy, Inc.	3.7%
Energy Transfer, LP	3.6%
Baker Hughes Co.	3.3%
The Williams Cos., Inc.	3.3%

Sector Allocation

Value	Value
Industrials	14.9%
Energy	82.2%
Other	1.9%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	94.7%
Corporate Bonds	2.2%
Yankee Debt Obligations	2.1%
Investment in Affiliates	0.9%

Country Diversification

Value	Value
Other	1.0%
Italy	2.7%
France	2.8%
Bermuda	3.5%
United Kingdom	5.0%
Canada	8.4%
United States	76.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Investor Shares

 APWEX

World Energy Fund

Semi-Annual Shareholder Report

February 28, 2025

(b)           Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)                 The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies.

February 28, 2025
Midyear Financial
Statements and Other
Information
U.S. Treasury Fund
Government Securities Money Market Fund
Limited Duration Fund
Bond Fund
Strategic Enhanced Yield Fund
Ultra Short Tax-Free Income Fund
World Energy Fund
Hedged Equity Income Fund

Table of Contents

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended
June 30th is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.
A complete schedule of each non-Money Market Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form
N-PORT. The Money Market Funds file completed Schedules of Portfolio Holdings with the Securities and Exchange Commission on Form N-NMFP. Schedules of Portfolio Holdings for the
funds are available without charge on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and
Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.
Cavanal Hill Distributors, Inc., member FINRA, serves as the distributor for the Cavanal Hill Funds.
Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA, any of its affiliates or the Distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.
Statements of Assets and Liabilities
2
Statements of Operations
5
Statements of Changes in Net Assets
8
Schedules of Portfolio Investments
12
Notes to the Financial Statements
35
Financial Highlights
45

See notes to financial statements.
Statements of Assets and Liabilities
February 28, 2025 (Unaudited)
U.S. Treasury
Fund
Government
Securities Money
Market Fund
Assets:
Investments, at cost ..................................................................................................................
$ 454,476,523 $ 1,956,758,326
Investments, at value .................................................................................................................
454,476,523 1,956,758,326
Repurchase agreements, at value/cost .................................................................................................
1,110,000,000 1,155,000,000
Total Investments ..............................................................................................................
1,564,476,523 3,111,758,326
Cash .................................................................................................................................
43,750 62,500
Interest and dividends receivable .....................................................................................................
992,938 6,881,079
Receivable for capital shares reinvested ...............................................................................................
7,895 2,522,634
Prepaid expenses and other assets ....................................................................................................
53,769 473,862
Total Assets ....................................................................................................................
1,565,574,875 3,121,698,401
Liabilities:
Distributions payable .................................................................................................................
5,690,258 9,677,772
Payable for investments purchased ...................................................................................................
— 37,178,060
Accrued expenses and other payables:
Investment advisory fees ..........................................................................................................
75,700 117,155
Administration fees ................................................................................................................
75,700 117,155
Distribution fees ...................................................................................................................
327,390 349,101
Custodian fees ....................................................................................................................
15,140 23,431
Trustee fees .......................................................................................................................
1,030 8,747
Fund accounting and compliance fees .............................................................................................
31,946 61,559
Transfer agent fees ................................................................................................................
1,216 17,577
Shareholder servicing fees ........................................................................................................
339,239 158,726
Other accrued liabilities ...........................................................................................................
4,460 34,952
Total Liabilities .................................................................................................................
6,562,079 47,744,235
Net Assets .....................................................................................................................
$ 1,559,012,796 $ 3,073,954,166
Composition of Net Assets:
Shares of beneficial interest, at par ....................................................................................................
$ 15,590 $ 30,747
Additional paid-in capital .............................................................................................................
1,558,998,474 3,073,919,256
Total distributable earnings/(loss)
(1,268) 4,163
Net Assets .....................................................................................................................
$ 1,559,012,796 $ 3,073,954,166
Net Assets:
Administrative Shares ................................................................................................................
$ 1,302,441,390 $ 752,400,31 4
Institutional Shares ...................................................................................................................
248,263,521 275,301,630
Select Shares .........................................................................................................................
8,307,885 1,507,904,835
Premier Shares .......................................................................................................................
— 538,347,387
Total ...........................................................................................................................
$ 1,559,012,796 $ 3,073,954,16 6
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares ................................................................................................................
1,302,439,873 752,738,235
Institutional Shares ...................................................................................................................
248,264,645 275,381,934
Select Shares .........................................................................................................................
8,307,778 1,508,219,760
Premier Shares .......................................................................................................................
— 538,381,785
Total ...........................................................................................................................
1,559,012,296 3,074,721,714
Net Asset Value, offering price & redemption price per share:
Administrative Shares ................................................................................................................
$ 1.00 $ 1.00
Institutional Shares ...................................................................................................................
$ 1.00 $ 1.00
Select Shares .........................................................................................................................
$ 1.00 $ 1.00
Premier Shares .......................................................................................................................
$ — $ 1.00

Continued

See notes to financial statements.
Statements of Assets and Liabilities
February 28, 2025 (Unaudited)
Limited Duration
Fund Bond Fund
Strategic
Enhanced Yield
Fund
Assets:
Investments, at cost ............................................................................................
$ 31,767,616 $ 119,947,032 $ 22,105,703
Investments in affiliates, at cost .................................................................................
867,746 2,624,636 560,950
Total Investments, at cost .................................................................................
32,635,362 122,571,668 22,666,653
Investments, at value ...........................................................................................
29,199,900 114,899,661 22,221,796
Investments in affiliates, at value ................................................................................
867,746 2,624,636 560,950
Total Investments, at value ...............................................................................
30,067,646 117,524,297 22,782,746
Interest and dividends receivable ...............................................................................
172,032 631,003 172,734
Receivable for capital shares issued .............................................................................
15,080 6,511 159
Receivable for capital shares reinvested .........................................................................
56,371 157,504 12,598
Receivable from adviser ........................................................................................
87,196 — 10,926
Prepaid expenses and other assets ..............................................................................
8,881 15,656 26,309
Total Assets ..............................................................................................
30,407,206 118,334,971 23,005,472
Liabilities:
Distributions payable ...........................................................................................
82,006 342,904 67,914
Payable for investments purchased .............................................................................
13,733 — 400,378
Payable for capital shares redeemed ............................................................................
12,126 10,388 2,137
Accrued expenses and other payables:
Investment advisory fees ....................................................................................
3,463 17,860 7,343
Administration fees ..........................................................................................
1,847 7,144 1,175
Distribution fees .............................................................................................
1,009 148 53
Custody fees ................................................................................................
231 893 147
Trustee fees .................................................................................................
71 53 —
Fund accounting and compliance fees .......................................................................
4,142 2,274 —
Transfer agent fees ..........................................................................................
5,736 992 —
Shareholder servicing fees ..................................................................................
82 1,018 853
Other accrued liabilities .....................................................................................
4,117 916 —
Total Liabilities ...........................................................................................
128,563 384,590 480,000
Net Assets ...............................................................................................
$ 30,278,643 $ 117,950,381 $ 22,525,472
Composition of Net Assets:
Shares of beneficial interest, at par ..............................................................................
$ 32 $ 138 $ 26
Additional paid-in capital .......................................................................................
46,331,155 135,425,849 24,959,519
Total distributable earnings/(loss)
(16,052,54 4 ) (17,475,606) (2,434,073)
Net Assets ...............................................................................................
$ 30,278,643 $ 117,950,381 $ 22,525,472
Net Assets:
Investor Shares .................................................................................................
$ 3,649,911 $ 723,979 $ 2,707,895
Institutional Shares .............................................................................................
24,955,426 117,166,832 19,696,971
A Shares .......................................................................................................
1,673,306 59,570 120,606
Total .....................................................................................................
$ 30,278,643 $ 117,950,381 $ 22,525,472
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares .................................................................................................
390,832 84,713 304,628
Institutional Shares .............................................................................................
2,673,577 13,745,627 2,245,425
A Shares .......................................................................................................
179,057 6,971 13,746
Total .....................................................................................................
3,243,466 13,837,311 2,563,799
Net Asset Value, offering price & redemption price per share:
Investor Shares .................................................................................................
$ 9.34 $ 8.55 $ 8.89
Institutional Shares .............................................................................................
$ 9.33 $ 8.52 $ 8.77
A Shares .......................................................................................................
$ 9.35 $ 8.55 $ 8.77
Maximum Sales Charge:
A Shares .......................................................................................................
2.00% 2.00% 2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares .......................................................................................................
$ 9.54 $ 8.72 $ 8.95

See notes to financial statements.
Statements of Assets and Liabilities
February 28, 2025 (Unaudited)
Concluded
Ultra Short Tax-
Free Income Fund
World Energy
Fund
Hedged Equity
Income Fund
Assets:
Investments, at cost .......................................................................................
$ 12,829,258 $ 91,209,070 $ 22,312,684
Investments in affiliates, at cost ............................................................................
106,509 973,966 590,402
Total Investments, at cost ............................................................................
12,935,767 92,183,036 22,903,086
Investments, at value ......................................................................................
12,839,516 106,596,440 28,126,818
Investments in affiliates, at value ...........................................................................
106,509 973,966 590,402
Total Investments, at value ..........................................................................
12,946,025 107,570,406 28,717,220
Interest and dividends receivable ..........................................................................
137,461 269,815 68,259
Receivable for capital shares issued ........................................................................
55 54,451 350,000
Receivable for capital shares reinvested ....................................................................
9,349 — —
Receivable for investments sold ............................................................................
— — 4,354
Receivable from adviser ...................................................................................
12,323 10,240 11,750
Receivable from fees waived or reimbursed ................................................................
— — 2,687
Prepaid expenses and other assets .........................................................................
23,743 37,824 30,648
Total Assets .........................................................................................
13,128,956 107,942,736 29,184,918
Liabilities:
Written Options (Premiums received $0, $0 and $516,104, respectively) ...................................
— — 470,267
Distributions payable ......................................................................................
28,367 — —
Payable for investments purchased ........................................................................
403,488 — —
Payable for capital shares redeemed .......................................................................
250,280 179,187 —
Accrued expenses and other payables:
Investment advisory fees ...............................................................................
1,436 52,148 17,534
Administration fees .....................................................................................
766 6,953 1,753
Distribution fees ........................................................................................
3 11,277 191
Custody fees ...........................................................................................
96 869 219
Trustee fees ............................................................................................

Fund accounting and compliance fees ..................................................................
168 1,865 430
Transfer agent fees .....................................................................................
— 2,010 —
Shareholder servicing fees .............................................................................
408 7,346 —
Other accrued liabilities ................................................................................
— 1,470 —
Total Liabilities ......................................................................................
685,012 263,201 490,394
Net Assets ..........................................................................................
$ 12,443,944 $ 107,679,535 $ 28,694,524
Composition of Net Assets:
Shares of beneficial interest, at par .........................................................................
$ 12 $ 75 $ 25
Additional paid-in capital ..................................................................................
12,434,130 103,509,368 25,733,775
Total distributable earnings/(loss)
9,802 4,170,092 2,960,724
Net Assets ..........................................................................................
$ 12,443,944 $ 107,679,535 $ 28,694,524
Net Assets:
Investor Shares ............................................................................................
$ 2,038 $ 18,961,847 $ 87,398
Institutional Shares ........................................................................................
12,424,316 76,462,416 27,701,848
A Shares ..................................................................................................
17,590 4,709,809 905,278
C Shares ..................................................................................................
— 7,545,463 —
Total ................................................................................................
$ 12,443,944 $ 107,679,535 $ 28,694,524
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares ............................................................................................
204 1,316,129 7,517
Institutional Shares ........................................................................................
1,237,091 5,299,827 2,382,718
A Shares ..................................................................................................
1,757 327,753 77,944
C Shares ..................................................................................................
— 531,790 —
Total ................................................................................................
1,239,052 7,475,499 2,468,179
Net Asset Value, offering price & redemption price per share:
Investor Shares ............................................................................................
$ 9.99 $ 14.41 $ 11.63
Institutional Shares ........................................................................................
$ 10.04 $ 14.43 $ 11.63
A Shares ..................................................................................................
$ 10.01 $ 14.37 $ 11.61
C Shares ..................................................................................................
$ — $ 14.19 $ —
Maximum Sales Charge:
A Shares ..................................................................................................
1.00% 2.00% 2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge)
of net asset value adjusted to the nearest cent):
A Shares ..................................................................................................
$ 10.11 $ 14.66 $ 11.85

See notes to financial statements.
Statements of Operations
February 28, 2025 (Unaudited)
U.S. Treasury
Fund
Government
Securities Money
Market Fund
Investment Income:
Interest income .......................................................................................................................
$ 39,299,426 $ 61,311,949
Dividend income .....................................................................................................................
3,831,552 7,712,445
Total income ......................................................................................................................
43,130,978 69,024,394
Expenses:
Investment advisory fees ..............................................................................................................
463,261 728,627
Administration fees ...................................................................................................................
463,261 728,627
Distribution fees - Administrative Shares ..............................................................................................
2,011,543 823,896
Distribution fees - Premier Shares ....................................................................................................
— 1,348,177
Shareholder servicing fees - Administrative Shares ....................................................................................
2,011,543 823,896
Shareholder servicing fees - Institutional Shares ......................................................................................
296,342 356,137
Shareholder servicing fees - Select Shares ............................................................................................
8,421 1,789,014
Shareholder servicing fees - Premier Shares ..........................................................................................
— 674,088
Fund accounting and compliance fees ................................................................................................
213,257 340,374
Transfer agent fees ....................................................................................................................
28,512 80,843
Custodian fees .......................................................................................................................
92,377 145,131
Trustee fees ...........................................................................................................................
29,039 47,958
Professional fees .....................................................................................................................
69,792 107,714
Printing fees ..........................................................................................................................
17,970 29,190
Registration fees ......................................................................................................................
15,129 272,404
Other expenses .......................................................................................................................
81,913 117,561
Total expenses before fee and expense reductions .................................................................................. 5,802,360 8,413,637
Shareholder servicing fees waived - Administrative Shares ............................................................................
(7,926) (6,883)
Shareholder servicing fees waived - Institutional Shares ...............................................................................
(202,024) (247,094)
Shareholder servicing fees waived - Select Shares ....................................................................................
(8,421) (1,789,014)
Shareholder servicing fees waived - Premier Shares ...................................................................................
— (674,088)
Net expenses ...................................................................................................................... 5,583,989 5,696,558
Net investment income/(loss) .........................................................................................................
37,546,989 63,327,836
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments ..............................................................................
— 5,186
Net realized/unrealized gains/(losses) on investments ..............................................................................
— 5,186
Change in net assets resulting from operations ....................................................................................
$ 37,546,989 $ 63,333,022

Continued

See notes to financial statements.
Statements of Operations
February 28, 2025 (Unaudited)
Limited Duration
Fund Bond Fund
Strategic
Enhanced Yield
Fund
Ultra Short Tax-
Free Income Fund
Investment Income:
Interest income ..................................................................
$ 623,882 $ 2,444,923 $ 430,141 $ 203,195
Dividend income from affiliates ..................................................
16,725 26,881 9,536 7,092
Total income .................................................................
640,607 2,471,804 439,677 210,287
Expenses:
Investment advisory fees .........................................................
24,889 118,820 42,146 9,296
Administration fees ..............................................................
13,274 47,528 6,743 4,958
Distribution fees - Investor Shares ...............................................
4,454 882 55 2
Distribution fees - A Shares ......................................................
2,042 73 150 22
Shareholder servicing fees - Investor Shares .....................................
4,452 882 55 2
Shareholder servicing fees - Institutional Shares .................................
34,988 147,571 20,869 15,469
Shareholder servicing fees - A Shares ...........................................
817 29 60 9
Fund accounting and compliance fees ...........................................
30,826 26,162 7,879 3,482
Transfer agent fees ...............................................................
44,658 28,204 25,465 22,102
Custodian fees ..................................................................
1,424 5,789 925 559
Trustee fees ......................................................................
691 1,802 261 187
Professional fees ................................................................
10,125 18,084 14,970 14,346
Printing fees .....................................................................
3,864 3,146 1,441 1,339
Registration fees .................................................................
34,964 21,560 21,473 21,577
Other expenses ..................................................................
3,010 4,337 1,532 1,581
Total expenses before fee and expense reductions ............................. 214,478 424,869 144,024 94,931
Investment advisory fees waived/expenses reimbursed by Investment Adviser ....
(85,637) (309) (60,951) (59,611)
Administration fees waived ......................................................
(359) (309) (99) (52)
Shareholder servicing fees waived - Investor Shares .............................
(4,453) (882) (44) (1)
Shareholder servicing fees waived - Institutional Shares ..........................
(34,679) (146,288) (18,426) (13,521)
Shareholder servicing fees waived - A Shares ....................................
— (29) (61) (9)
Net expenses ................................................................. 89,350 277,052 64,443 21,737
Net investment income/(loss) ....................................................
551,257 2,194,752 375,234 188,550
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments .........................
(198,939) (358,377) 74,898 —
Change in unrealized appreciation/(depreciation) on unaffiliated investments .....
361,449 (576,228) (205,950) 5,839
Net realized/unrealized gains/(losses) on investments .........................
162,510 (934,605) (131,052) 5,839
Change in net assets resulting from operations ...............................
$ 713,767 $ 1,260,147 $ 244,182 $ 194,389

See notes to financial statements.
Statements of Operations
February 28, 2025 (Unaudited)
Concluded
World Energy
Fund
Hedged Equity
Income Fund
Investment Income:
Interest income .......................................................................................................................
$ 132,242 $ —
Dividend income .....................................................................................................................
1,008,636 284,176
Dividend income from affiliates .......................................................................................................
28,491 10,791
Foreign tax withholding ...............................................................................................................
(21,361) (58)
Total income ......................................................................................................................
1,148,008 294,909
Expenses:
Investment advisory fees ..............................................................................................................
304,155 112,393
Administration fees ...................................................................................................................
40,554 11,239
Distribution fees - Investor Shares ....................................................................................................
23,503 107
Distribution fees - A Shares ...........................................................................................................
5,016 1,417
Distribution fees - C Shares ..........................................................................................................
39,032 —
Shareholder servicing fees - Investor Shares ..........................................................................................
23,503 107
Shareholder servicing fees - Institutional Shares ......................................................................................
88,454 33,599
Shareholder servicing fees - A Shares ................................................................................................
2,006 567
Shareholder servicing fees - C Shares ................................................................................................
9,758 —
Fund accounting and compliance fees ................................................................................................
13,173 4,136
Transfer agent fees ....................................................................................................................
41,688 26,560
Custodian fees .......................................................................................................................
5,044 1,304
Trustee fees ...........................................................................................................................
1,711 439
Professional fees .....................................................................................................................
17,459 15,650
Printing fees ..........................................................................................................................
9,858 2,046
Registration fees ......................................................................................................................
27,583 21,963
Other expenses .......................................................................................................................
4,318 2,008
Total expenses before fee and expense reductions .................................................................................. 656,815 233,535
Investment advisory fees waived/expenses reimbursed by Investment Adviser .........................................................
(42,763) (44,599)
Administration fees waived ...........................................................................................................
(342) (117)
Shareholder servicing fees waived - Investor Shares ..................................................................................
(14,494) (103)
Shareholder servicing fees waived - Institutional Shares ...............................................................................
(65,423) (32,151)
Shareholder servicing fees waived - A Shares .........................................................................................
(1,306) (509)
Shareholder servicing fees waived - C Shares .........................................................................................
(8,487) —
Net expenses ...................................................................................................................... 524,000 156,056
Net investment income/(loss) .........................................................................................................
624,008 138,853
Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments ..............................................................................
2,434,379 936,9 42
Net realized gains/(losses) from written options contracts .............................................................................
— 127 , 022
Change in unrealized appreciation/(depreciation) on unaffiliated investments ..........................................................
514,229 (12,830)
Change in unrealized appreciation/(depreciation) on written options contracts .........................................................
— (158,443)
Net realized/unrealized gains/(losses) on investments ..............................................................................
2,948,608 892,691
Change in net assets resulting from operations ....................................................................................
$ 3,572,616 $ 1,031,544

See notes to financial statements.
Statements of Changes in Net Assets
February 28, 2025
U.S. Treasury Fund Government Securities Money Market Fund
Six Months Ended
February 28, 2025
(Unaudited)
Year Ended
August 31, 2024
Six Months Ended
February 28, 2025
(Unaudited)
Year Ended
August 31, 2024
From Investment Activities:
Operations:
Net investment income .............................................. $ 37,546,989 $ 84,982,993 $ 63,327,836 $ 131,409,910
Net realized gains/(losses) from investment transactions .............. — 173 5,186 —
Change in net assets resulting from operations .......................... 37,546,989 84,983,166 63,333,022 131,409,910
Distributions to Shareholders:
Administrative Shares ............................................... (32,166,815) (74,909,647) (13,354,023) (28,468,431)
Institutional Shares .................................................. (5,229,778) (9,747,577) (6,383,367) (11,872,515)
Select Shares ....................................................... (150,391) (325,785) (32,667,136) (67,114,775)
Premier Shares ...................................................... — — (10,923,310) (23,954,444)
Change in net assets from shareholder distributions ..................... (37,546,984) (84,983,009) (63,327,836) (131,410,165)
Change in net assets from capital transactions ........................... (201,404,978) 19,275,322 326,591,250 192,919,718
Change in net assets .................................................... (201,404,973) 19,275,479 326,596,436 192,919,463
Net Assets:
Beginning of period ................................................. 1,760,417,769 1,741,142,290 2,747,357,730 2,554,438,267
End of period ........................................................ $ 1,559,012,796 $ 1,760,417,769 $ 3,073,954,166 $ 2,747,357,730
Capital Share Transactions*:
Administrative Shares
Issued .............................................................. 674,678,823 1,741,346,070 552,394,549 808,910,863
Reinvested .......................................................... 62,615 71,429 245,936 350,764
Redeemed ........................................................... (930,437,501) (1,743,629,287) (384,476,412) (827,887,371)
Change in Administrative Shares ................................. (255,696,063) (2,211,788) 168,164,073 (18,625,744)
Institutional Shares
Issued .............................................................. 334,294,225 490,835,308 302,459,543 455,113,421
Reinvested .......................................................... — — 564,243 617,317
Redeemed ........................................................... (282,836,717) (470,685,139) (277,507,181) (444,125,141)
Change in Institutional Shares .................................... 51,457,508 20,150,169 25,516,605 11,605,597
Select Shares
Issued .............................................................. 9,000,007 51,890,968 1,251,258,228 1,877,629,834
Reinvested .......................................................... — — 5,028,234 5,333,228
Redeemed ........................................................... (6,166,431) (50,554,028) (1,157,041,555) (1,698,924,219)
Change in Select Shares ......................................... 2,833,576 1,336,940 99,244,907 184,038,843
Premier Shares
Issued .............................................................. — — 1,124,907,499 2,550,395,786
Reinvested .......................................................... — — 10,560,845 23,289,518
Redeemed ........................................................... — — (1,101,802,679) (2,557,784,278)
Change in Premier Shares ........................................ — — 33,665,665 15,901,026
Change in shares: ...................................................... (201,404,979) 19,275,321 326,591,250 192,919,722
* Share transactions are at net asset value of $1.00 per share.

Continued

See notes to financial statements.
Statements of Changes in Net Assets
February 28, 2025
Limited Duration Fund Bond Fund
Six Months Ended
February 28, 2025
(Unaudited)
Year Ended
August 31, 2024
Six Months Ended
February 28, 2025
(Unaudited)
Year Ended
August 31, 2024
From Investment Activities:
Operations:
Net investment income/(loss) ............................................ $ 551,257 $ 960,341 $ 2,194,752 $ 4,326,972
Net realized gains/(losses) from investment transactions .................. (198,939) (24,482) (358,377) (1,803,104)
Change in unrealized appreciation/(depreciation) on investments .......... 361,449 1,479,438 (576,228) 6,471,862
Change in net assets resulting from operations .............................. 713,767 2,415,297 1,260,147 8,995,730
Distributions to Shareholders:
Investor Shares .......................................................... (55,509) (43,246) (12,171) (31,022)
Institutional Shares ...................................................... (469,028) (877,710) (2,180,429) (4,292,413)
A Shares ................................................................ (25,463) (61,778) (1,002) (1,881)
Change in net assets from shareholder distributions ......................... (550,000) (982,734) (2,193,602) (4,325,316)
Change in net assets from capital transactions ............................... (8,044,511) 2,645,872 (4,582,265) (2,623,095)
Change in net assets ........................................................ (7,880,744) 4,078,435 (5,515,720) 2,047,319
Net Assets:
Beginning of period ..................................................... 38,159,387 34,080,952 123,466,101 121,418,782
End of period ............................................................ $ 30,278,643 $ 38,159,387 $ 117,950,381 $ 123,466,101
Capital Transactions:
Investor Shares
Proceeds from shares issued ............................................ $ 87,248 $ 1,534,715 $ 7,838 $ 30,291
Proceeds from merger ................................................... — 988,782
(a)
— —
Dividends reinvested .................................................... 54,304 41,054 12,171 31,012
Cost of shares redeemed ................................................. (140,213) (365,410) (7,696) (384,502)
Change in net assets from Investor Shares ............................ 1,339 2,199,141 12,313 (323,199)
Institutional Shares
Proceeds from shares issued ............................................ 567,978 3,873,150 7,591,507 22,264,520
Proceeds from merger ................................................... — 5,267,351
(a)
— —
Dividends reinvested .................................................... 271,980 511,143 821,407 1,427,191
Cost of shares redeemed ................................................. (8,908,795) (8,121,445) (13,008,499) (25,993,398)
Change in net assets from Institutional Shares ........................ (8,068,837) 1,530,199 (4,595,585) (2,301,687)
A Shares
Proceeds from shares issued ............................................ 5 30,279 4 11
Proceeds from merger ................................................... — 182,898
(a)
— —
Dividends reinvested .................................................... 25,464 61,778 1,003 1,881
Cost of shares redeemed ................................................. (2,482) (1,358,423) — (101)
Change in net assets from A Shares ................................... 22,987 (1,083,468) 1,007 1,791
Change in net assets resulting from capital transactions: ..................... $ (8,044,511) $ 2,645,872 $ (4,582,265) $ (2,623,095)
Share Transactions:
Investor Shares
Issued .................................................................. 9,425 166,375 923 3,677
Issued from merger ...................................................... — 106,403
(a)
— —
Reinvested .............................................................. 5,851 4,527 1,433 3,731
Redeemed ............................................................... (15,053) (40,104) (895) (46,013)
Change in Investor Shares ............................................ 223 237,201 1,461 (38,605)
Institutional Shares
Issued .................................................................. 61,265 427,789 904,617 2,686,097
Issued from merger ...................................................... — 567,083
(a)
— —
Reinvested .............................................................. 29,319 56,584 96,989 171,827
Redeemed ............................................................... (961,156) (902,155) (1,546,139) (3,138,276)
Change in Institutional Shares ........................................ (870,572) 149,301 (544,533) (280,352)
A Shares
Issued .................................................................. 1 3,269 1 2
Issued from merger ...................................................... — 19,668
(a)
— —
Reinvested .............................................................. 2,741 6,849 118 226
Redeemed ............................................................... (253) (150,575) — (13)
Change in A Shares .................................................. 2,489 (120,789) 119 215
Change in shares: .................................................... (867,860) 265,713 (542,953) (318,742)
(a) See Note 8 in Notes to Financial Statements.

Continued

See notes to financial statements.
Statements of Changes in Net Assets
February 28, 2025
Strategic Enhanced Yield Fund Ultra Short Tax-Free Income Fund
Six Months Ended
February 28, 2025
(Unaudited)
Year Ended
August 31, 2024
Six Months Ended
February 28, 2025
(Unaudited)
Year Ended
August 31, 2024
From Investment Activities:
Operations:
Net investment income/(loss) ............................................ $ 375,234 $ 344,554 $ 188,550 $ 419,293
Net realized gains/(losses) from investment transactions .................. 74,898 21,618 — (5)
Change in unrealized appreciation/(depreciation) on investments .......... (205,950) 473,071 5,839 21,427
Change in net assets resulting from operations .............................. 244,182 839,243 194,389 440,715
Distributions to Shareholders:
Investor Shares .......................................................... (1,238) (8,248) (29) (87)
Institutional Shares ...................................................... (371,456) (330,489) (188,161) (418,845)
A Shares ................................................................ (2,508) (5,976) (241) (524)
Change in net assets from shareholder distributions ......................... (375,202) (344,713) (188,431) (419,456)
Change in net assets from capital transactions ............................... 7,857,996 9,313,149 2,052,815 (6,015,996)
Change in net assets ........................................................ 7,726,976 9,807,679 2,058,773 (5,994,737)
Net Assets:
Beginning of period ..................................................... 14,798,496 4,990,817 10,385,171 16,379,908
End of period ............................................................ $ 22,525,472 $ 14,798,496 $ 12,443,944 $ 10,385,171
Capital Transactions:
Investor Shares
Proceeds from shares issued ............................................ $ 2,678,190 $ 857 $ 115 $ —
Dividends reinvested .................................................... 1,237 8,247 29 76
Cost of shares redeemed ................................................. (1,384) (335,849) (49) (7,210)
Change in net assets from Investor Shares ............................ 2,678,043 (326,745) 95 (7,134)
Institutional Shares
Proceeds from shares issued ............................................ 6,144,215 11,678,929 3,942,492 722,705
Dividends reinvested .................................................... 71,096 136,555 48,145 30,184
Cost of shares redeemed ................................................. (1,030,236) (2,166,316) (1,938,162) (6,762,264)
Change in net assets from Institutional Shares ........................ 5,185,075 9,649,168 2,052,475 (6,009,375)
A Shares
Proceeds from shares issued ............................................ 7 15 4 10
Dividends reinvested .................................................... 2,507 5,975 241 524
Cost of shares redeemed ................................................. (7,636) (15,264) — (21)
Change in net assets from A Shares ................................... (5,122) (9,274) 245 513
Change in net assets resulting from capital transactions: ..................... $ 7,857,996 $ 9,313,149 $ 2,052,815 $ (6,015,996)
Share Transactions:
Investor Shares
Issued .................................................................. 301,867 90 11 —
Reinvested .............................................................. 139 962 3 8
Redeemed ............................................................... (152) (38,630) (5) (723)
Change in Investor Shares ............................................ 301,854 (37,578) 9 (715)
Institutional Shares
Issued .................................................................. 704,628 1,356,478 392,707 71,990
Reinvested .............................................................. 8,149 15,956 4,797 3,008
Redeemed ............................................................... (118,978) (253,926) (193,095) (674,114)
Change in Institutional Shares ........................................ 593,799 1,118,508 204,409 (599,116)
A Shares
Issued .................................................................. 1 2 1 1
Reinvested .............................................................. 287 700 24 52
Redeemed ............................................................... (874) (1,806) — (2)
Change in A Shares .................................................. (586) (1,104) 25 51
Change in shares: .................................................... 895,067 1,079,826 204,443 (599,780)

See notes to financial statements.
Statements of Changes in Net Assets
February 28, 2025
Concluded
World Energy Fund Hedged Equity Income Fund
Six Months Ended
February 28, 2025
(Unaudited)
Year Ended
August 31, 2024
Six Months Ended
February 28, 2025
(Unaudited)
Year Ended
August 31, 2024
From Investment Activities:
Operations:
Net investment income/(loss) ............................................ $ 624,00 8 $ 1,881,533 $ 138,853 $ 461,973
Net realized gains/(losses) from investment transactions .................. 2,434,379 1,507,388 1,063,964 (528,132)
Change in unrealized appreciation/(depreciation) on investments .......... 514,22 9 (559,180) (171,273) 2,929,537
Change in net assets resulting from operations .............................. 3,572,616 2,829,741 1,031,544 2,863,378
Distributions to Shareholders:
Investor Shares .......................................................... (83,568) (334,100) (317) (1,989)
Institutional Shares ...................................................... (357,223) (1,273,958) (133,628) (505,568)
A Shares ................................................................ (14,800) (50,310) (4,418) (11,820)
C Shares ................................................................ (22,628) (93,754) — —
Change in net assets from shareholder distributions ......................... (478,219) (1,752,122) (138,363) (519,377)
Change in net assets from capital transactions ............................... 6,698,055 11,858,154 (366,058) (7,058,722)
Change in net assets ........................................................ 9,792,452 12,935,773 527,123 (4,714,721)
Net Assets:
Beginning of period ..................................................... 97,887,083 84,951,310 28,167,401 32,882,122
End of period ............................................................ $ 107,679,535 $ 97,887,083 $ 28,694,524 $ 28,167,401
Capital Transactions:
Investor Shares
Proceeds from shares issued ............................................ $ 6,703,195 $ 4,012,303 $ 627 $ 47,199
Dividends reinvested .................................................... 83,437 333,603 316 1,989
Cost of shares redeemed ................................................. (5,308,934) (6,777,670) (1,604) (135,358)
Change in net assets from Investor Shares ............................ 1,477,698 (2,431,764) (661) (86,170)
Institutional Shares
Proceeds from shares issued ............................................ 16,493,321 31,983,503 1,922,491 2,609,570
Dividends reinvested .................................................... 272,431 974,384 19,600 90,255
Cost of shares redeemed ................................................. (12,896,455) (20,074,485) (1,990,052) (9,866,348)
Change in net assets from Institutional Shares ........................ 3,869,297 12,883,402 (47,961) (7,166,523)
A Shares
Proceeds from shares issued ............................................ 2,017,066 832,514 9,850 436,409
Dividends reinvested .................................................... 14,630 49,399 4,418 11,820
Cost of shares redeemed ................................................. (294,255) (862,260) (331,704) (254,258)
Change in net assets from A Shares ................................... 1,737,441 19,653 (317,436) 193,971
C Shares
Proceeds from shares issued ............................................ 657,419 2,445,396 — —
Dividends reinvested .................................................... 22,571 93,514 — —
Cost of shares redeemed ................................................. (1,066,371) (1,152,047) — —
Change in net assets from C Shares .................................. (386,381) 1,386,863 — —
Change in net assets resulting from capital transactions: ..................... $ 6,698,055 $ 11,858,154 $ (366,058) $ (7,058,722)
Share Transactions:
Investor Shares
Issued .................................................................. 433,244 292,998 54 4,640
Reinvested .............................................................. 6,149 23,949 28 192
Redeemed ............................................................... (368,499) (508,950) (139) (13,134)
Change in Investor Shares ............................................ 70,894 (192,003) (57) (8,302)
Institutional Shares
Issued .................................................................. 1,107,970 2,339,050 166,009 245,726
Reinvested .............................................................. 20,076 70,030 1,722 8,666
Redeemed ............................................................... (917,180) (1,489,116) (173,080) (937,839)
Change in Institutional Shares ........................................ 210,866 919,964 (5,349) (683,447)
A Shares
Issued .................................................................. 136,559 60,886 846 39,760
Reinvested .............................................................. 1,081 3,550 389 1,131
Redeemed ............................................................... (20,299) (63,049) (28,241) (24,472)
Change in A Shares .................................................. 117,341 1,387 (27,006) 16,419
C Shares
Issued .................................................................. 44,476 181,652 — —
Reinvested .............................................................. 1,684 6,725 — —
Redeemed ............................................................... (73,311) (85,850) — —
Change in C Shares .................................................. (27,151) 102,527 — —
Change in shares: .................................................... 371,950 831,875 (32,412) (675,330)

Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
U.S. Treasury Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
U.S. Treasury Obligations (21.5%)
U.S. Treasury Bills
$ 25,000,000 3.86% , 3/11/25 ..................... $ 24,970,573
30,000,000 4.14% , 4/10/25 ..................... 29,859,250
30,000,000 4.19% , 5/13/25 ..................... 29,743,527
50,000,000 4.79% , 7/10/25 ..................... 49,161,054
133,734,404
U.S. Treasury Notes
35,000,000 0.25% , 8/31/25 ..................... 34,287,008
50,000,000 0.25% , 10/31/25 .................... 48,694,106
50,000,000 0.38% , 4/30/25 ..................... 49,678,527
50,000,000 1.63% , 2/15/26 ..................... 48,734,625
20,000,000 2.25% , 11/15/25 .................... 19,712,738
201,107,004
Total U.S. Treasury Obligations (Cost $334,841,408) ............ 334,841,408
Repurchase Agreements (71.2%)
170,000,000 Bank of Montreal, 4.32%, 3/3/25, (Purchased on
2/28/25, proceeds at maturity $170,061,200,
Collateralized by various U.S. Treasury
Obligations, (1.25% - 4.75%), (8/15/39 -
11/15/52), fair value of $173,400,042) .... 170,000,000
110,000,000 Credit Agricole Cib, 4.34%, 3/3/25, (Purchased
on 2/28/25, proceeds at maturity
$110,039,783, Collateralized by various
U.S. Treasury Obligations, (4.25% - 4.50%),
(12/31/31 - 11/15/34), fair value of
$112,200,048) .................... 110,000,000
55,000,000 Federal Reserve Bank of New York, 4.25%,
3/3/25, (Purchased on 2/28/25, proceeds
at maturity $55,019,479, Collateralized by
various U.S. Treasury Obligations, (1.13% -
4.50%), (11/15/29 - 8/15/39), fair value of
$55,019,521) .................... 55,000,000
35,000,000 Fixed I ncome Clearing Corporation - Bank
of New York Mellon, 4.2%, 3/3/25,
(Purchased on 2/28/25, proceeds at maturity
$35,012,250, Collateralized by U.S. Treasury
Obligation, (4.13%), (11/30/29), fair value of
$35,700,095) .................... 35,000,000
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
Repurchase Agreements, continued:
$ 400,000,000 Fixed Income Clearing Corporation - State
Street Bank & Trust Co., 4.34%, 3/3/25,
(Purchased on 2/28/25, proceeds at
maturity $400,144,667, Collateralized by
various U.S. Treasury Obligations, (0.13%
- 1.25%), (7/15/26 - 4/15/28), fair value of
$408,000,237) .................... $ 400,000,000
45,000,000 Goldman Sachs & Co., 4.26%, 3/3/25,
(Purchased on 2/28/25, proceeds at
maturity $45,015,975, Collateralized by
various U.S. Treasury Obligations, (0.75% -
4.50%), (4/15/27 - 11/30/31), fair value of
$45,900,062) .................... 45,000,000
75,000,000 Nomura Securities International, Inc., 4.34%,
3/3/25, (Purchased on 2/28/25, proceeds
at maturity $75,027,125, Collateralized by
various U.S. Treasury Obligations, (0.00% -
4.50%), (4/30/25 - 10/31/31), fair value of
$76,580,596) .................... 75,000,000
40,000,000 Northern Trust Corp., 4.25%, 3/3/25, (Purchased
on 2/28/25, proceeds at maturity $40,014,167,
Collateralized by various U.S. Treasury
Obligations, (0.63% - 1.25%), (11/30/27 -
4/17/28), fair value of $40,800,000) ...... 40,00 0,000
180,000,000 Royal Bank of Canada, 4.25%, 3/3/25,
(Purchased on 2/28/25, proceeds at
maturity $180,063,750, Collateralized by
various U.S. Treasury Obligations, (0.13%
- 4.88%), (4/30/26 - 2/15/54), fair value of
$183,600,096) .................... 180,000,000
Total Repurchase Agreements (Cost $1,110,000,000) ............ 1,110,000,000
Investment Companies (7.7%)
119,635,115 First American Treasury Obligations Fund,
4.29%(a) ....................... 119,635,115
Total Investment Companies (Cost $119,635,115) .............. 119,635,115
Total Investments (Cost $1,564,476,523) — 100.4% ............ 1,564,476,523
Liabilities in excess of other assets — (0.4)% ................ (5,463,727)
Net Assets - 100.0% ................................. $ 1,559,012,796
(a) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2025.

Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Government Securities Money Market Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
U.S. Government Agency Securities (41.2%)
Federal Farm Credit Banks Funding Corp.
$ 29,292,000 4.13% , 2/3/26 ..................... $ 29,267,280
75,000,000 4.43% ( SOFR + 4 bps ) , 4/9/25 ........... 75,000,000
100,000,000 4.43% ( SOFR + 4 bps ) , 5/2/25 ........... 100,000,000
35,000,000 4.43% ( SOFR + 4 bps ) , 5/13/25 .......... 35,000,000
50,000,000 4.43% ( SOFR + 4 bps ) , 6/6/25 ........... 50,000,000
35,000,000 4.43% ( SOFR + 4 bps ) , 7/2/25 ........... 35,000,000
50,000,000 4.44% ( SOFR + 5 bps ) , 7/23/25 .......... 50,000,000
50,000,000 4.45% ( SOFR + 6 bps ) , 9/30/25 .......... 50,000,000
30,000,000 4.45% ( SOFR + 6 bps ) , 10/30/25 ......... 30,000,000
80,000,000 4.45% ( SOFR + 6 bps ) , 11/18/25 ......... 80,000,000
30,000,000 4.45% ( SOFR + 6 bps ) , 12/30/25 ......... 30,000,000
100,000,000 4.46% ( SOFR + 7 bps ) , 11/20/25 , Callable
5/20/25 @ 100 * ..................
100,000,000
40,000,000 4.46% ( SOFR + 7 bps ) , 12/9/25 , Callable 6/9/25
@ 100 * ........................
40,000,000
50,000,000 4.46% ( SOFR + 7 bps ) , 12/23/25 , Callable
6/23/25 @ 100 * ..................
50,000,000
50,000,000 4.88% , 7/22/25 ..................... 49,997,680
804,264,960
Federal Home Loan Banks
12,000,000 0.60% , 2/12/26 , Callable 5/12/25 @ 100 * ... 11,601,695
11,450,000 0.65% , 2/26/26 , Callable 5/26/25 @ 100 * ... 11,060,015
6,950,000 0.68% , 2/24/26 , Callable 5/24/25 @ 100 * ... 6,716,562
50,000,000 4.37% , 2/6/26 , Callable 7/7/25 @ 100 * ..... 50,000,000
50,000,000 4.37% , 2/6/26 , Callable 7/7/25 @ 100 * ..... 50,000,000
100,000,000 4.38% , 3/23/26 , Callable 5/20/25 @ 100 * ... 100,000,000
50,000,000 4.42% ( SOFR + 3 bps ) , 2/13/26 .......... 50,000,000
279,378,272
Federal Home Loan Mortgage Corporation
25,010,000 0.38% , 9/23/25 ..................... 24,467,327
15,573,000 0.64% , 11/24/25 , Callable 5/24/25 @ 100 * .. 15,573,000
40,040,327
Federal National Mortgage Association
50,000,000 0.50% , 6/17/25 ..................... 49,397,506
5,384,000 0.50% , 11/7/25 ..................... 5,249,303
38,000,000 0.54% , 10/27/25 .................... 37,106,240
10,727,000 0.55% , 8/19/25 ..................... 10,540,991
19,000,000 0.55% , 8/25/25 ..................... 18,659,239
10,500,000 0.65% , 12/10/25 , Callable 6/10/25 @ 100 * .. 10,454,921
10,975,000 0.65% , 12/17/25 , Callable 3/17/25 @ 100 * .. 10,897,475
142,305,675
Total U.S. Government Agency Securities (Cost $1,265,989,234) .... 1,265,989,234
U.S. Treasury Obligations (8.0%)
U.S. Treasury Bills
50,000,000 4.09% , 3/27/25 ..................... 49,847,257
50,000,000 4.23% , 3/13/25 ..................... 49,923,784
99,771,041
U.S. Treasury Notes
50,000,000 0.25% , 8/31/25 ..................... 48,981,439
50,000,000 0.38% , 4/30/25 ..................... 49,678,527
50,000,000 1.63% , 2/15/26 ..................... 48,734,625
147,394,591
Total U.S. Treasury Obligations (Cost $247,165,632) ............ 247,165,632
Shares or
Principal
Amount Security Description
Amortized
Cost or Value
Repurchase Agreements (37.6%)
$ 160,000,000 Bank of Montreal, 4.32%, 3/3/25, (Purchased on
2/28/25, proceeds at maturity $160,057,600,
Collateralized by various U.S. Treasury
Obligations, (0.00% - 3.75%), (5/8/25 -
8/15/41), fair value of $163,200,073) ..... $ 160,000,000
125,000,000 Credit Agricole Cib, 4.34%, 3/3/25, (Purchased
on 2/28/25, proceeds at maturity
$125,045,208, Collateralized by U.S. Treasury
Obligation, (1.63%), (5/15/26), fair value of
$127,500,044) .................... 125,000,000
5,000,000 Federal Reserve Bank of New York, 4.25%,
3/3/25, (Purchased on 2/28/25, pr oceeds at
maturity $5,001,771, Collateralized by various
U.S. Treasury Obligations, (1.13% - 4.50%),
(2/15/31 - 8/15/39), fair value of $5,001,907) 5,000,000
5,000,000 Fixed Income Clearing Corporation - Bank of
New York Mellon, 4.2%, 3/3/25, (Pu rchased
on 2/28/25, proceeds at maturity $5,001,750,
Collateralized by U.S. Treasury Obligation,
(4.13%), (11/30/29), fair value of $5,100,086) 5,000,000
600,000,000 Fixed Income Clearing Corporation - State
Street Bank & Trust Co., 4.34%, 3/3/25 ,
(Purchased on 2/28/25, proceeds at
maturity $600,217,000, Collateralized by
various U.S. Treasury Obligations, (0.13%
- 4.50%), (7/15/26 - 4/15/28), fair value of
$612,000,364) .................... 600,000,000
5,000,000 Goldman Sachs & Co., 4.26%, 3/3/25,
(Purchased on 2/28/25, proceeds at maturity
$5,001,775, Collateralized by U.S. Treasury
Obligation, (0.00%), (5/15/26), fair value of
$5,100,000) ..................... 5,000,000
145,000,000 Nomura Securities International, Inc., 4.34%,
3/3/25, (Purchased on 2/28/25, p roceeds
at maturity $145,052,442, Collateralized by
various U.S. Treasury Obligations, (1.75% -
4.13%), (10/31/25 - 8/15/51), fair value of
$147,919,708) .................... 145,000,000
50,000,000 Northern Trust Corp., 4.25%, 3/3/25, (Purchased
on 2/28/25, proceeds at maturity $50,017,708,
Collateralized by various U.S. Treasury
Obligations, (0.63% - 2.25%), (11/15/27 -
11/30/27), fair value of $51,000,000) ..... 50,000,000
60,000,000 Royal Bank of Canada, 4.25%, 3/3/25, (Purchased
on 2/28/25, proceeds at maturity $60,021,250,
Collateralized by various U.S. Treasury
Obligations, (0.00% - 6.50%), (9/15/25 -
9/20/54), fair value of $61,200,000) ...... 60,000,000
Total Repurchase Agreements (Cost $1,155,000,000) ............ 1,155,000 ,000
Investment Companies (14.4%)
259,661,137 Fidelity Government Portfolio, 4.27%(a) ..... 259,661,137
183,942,323 First American Treasury Obligations Fund,
4.29%(a) ....................... 183,942,323
Total Investment Companies (Cost $443,603,460) .............. 443,603,460
Total Investments (Cost $3,111,758,326) — 101.2% ............ 3,111,758,326
Liabilities in excess of other assets — (1.2)% ................ (37,804,160)
Net Assets - 100.0% ................................. $ 3,073,954,166

Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Government Securities Money Market Fund

See notes to financial statements.
Concluded
(a) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2025.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
BPS Basis Points
SOFR Secured Overnight Financing Rate

Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Asset Backed Securities (36.2%)
$ 550,000 AIO Issuer LLC, Series 2024-1A, Class A2,
6.00%, 10/26/54, Callable 10/25/29 @
100*(a) ........................ $ 548,191
22,380 CDC Mortgage Capital Trust, Series 2002-HE1,
Class A, 5.05% (TSFR1M + 73 bps), 1/25/33,
Callable 3/25/25 @ 100* ............. 22,352
453,766 CLI Funding VIII LLC, Series 2021-1A, Class B,
2.38%, 2/18/46(a) ................. 413,123
34 Countrywide Asset-Backed Certificates, Series
2002-S1, Class A5, 6.46%, 5/25/32, Callable
3/25/25 @ 100*(b)(c) ............... 34
667,381 CWABS Asset-Backed Certificates Trust, Series
2007-4, Class A4W, 4.30%, 4/25/47, Callable
4/25/27 @ 100*(b) ................. 630,339
637,170 Driven Brands Funding LLC, Series 2019-2A,
Class A2, 3.98%, 10/20/49, Callable 4/20/25
@ 100*(a) ...................... 625,825
1,086,000 Flexential Issuer, Series 2021-1A, Class A2,
3.25%, 11/27/51, Callable 11/25/25 @
100*(a) ........................ 1,040,435
500,000 FMC GMSR Issuer Trust, Series 2022-GT2,
Class A, 7.90%, 7/25/27, Callable 7/25/27 @
100*(a) ........................ 507,697
500,000 FMC GMSR Issuer Trust, Series 2022-GT2, Class
B, 10.07%, 7/25/27, Callable 7/25/27 @
100*(a) ........................ 508,466
457,984 Fremont Home Loan Trust, Series 2004-3, Class
M5, 6.31% (TSFR1M + 199 bps), 11/25/34,
Callable 3/25/25 @ 100* ............. 297,724
1,016,001 Goodgreen Trust, Series 2020-1A, Class A,
2.63%, 4/15/55, Callable 10/15/42 @ 100*(a) 850,476
595,000 HI-FI Music IP Issuer LP, Series 2022-1A, Class
A2, 3.94%, 2/1/62, Callable 5/1/25 @ 100*(a) 576,616
2 IMC Home Equity Loan Trust, Series 1998-1,
Class A6, 7.02%, 6/20/29(b)(c) ........ 2
737,900 Jack in the Box Funding LLC, Series 2022-1A,
Class A2I, 3.45%, 2/26/52, Callable 5/25/25
@ 100*(a) ...................... 709,539
835,000 New Economy Assets - Phase 1 Sponsor LLC,
Series 2021-1, Class B1, 2.41%, 10/20/61,
Callable 3/20/25 @ 100*(a) ........... 759,046
500,000 PNMAC GMSR Issuer Trust, Series 2024-GT1,
Class A, 7.52% (TSFR1M + 320 bps),
3/25/29(a) ...................... 508,730
27,822 RAAC Trust, Series 2007-SP1, Class M1, 5.29%
(TSFR1M + 97 bps), 3/25/37, Callable 3/25/25
@ 100* ........................ 27,818
43,592 RAMP Trust, Series 2002-RS2, Class AI5, 4.64%,
3/25/32, Callable 3/25/25 @ 100* ....... 43,031
600 Saxon Asset Securities Trust, Series 2003-3,
Class AF6, 4.08%, 12/25/33, Callable 3/25/25
@ 100*(b)(c) ..................... 588
772,667 Sonic Capital LLC, Series 2021-1A, Class A2I,
2.19%, 8/20/51, Callable 8/20/25 @ 100*(a) 696,851
34,345 Soundview Home Loan Trust, Series 2005-B,
Class M2, 6.23%, 5/25/35, Callable 3/25/25
@ 100*(b)(c) ..................... 31,618
60,910 Soundview Home Loan Trust, Series 2005-
OPT3, Class M1, 5.14% (TSFR1M + 82 bps),
11/25/35, Callable 3/25/25 @ 100* ...... 60,458
22,761 Structured Asset Investment Loan Trust, Series
2005-HE3, Class M1, 5.15% (TSFR1M + 83
bps), 9/25/35, Callable 3/25/25 @ 100* ... 22,711
Shares or
Principal
Amount Security Description Value
Asset Backed Securities, continued:
$ 656,250 Taco Bell Funding LLC, Series 2016-1A, Class
A23, 4.97%, 5/25/46, Callable 5/25/25 @
100*(a) ........................ $ 656,478
362,234 Textainer Marine Containers VII, Ltd., Series
2020-1A, Class A, 2.73%, 8/21/45, Callable
3/20/25 @ 100*(a) ................. 347,158
174,422 VR Funding LLC, Series 2020-1A, Class A,
2.79%, 11/15/50, Callable 5/15/25 @ 100*(a) 161,856
222,480 Wendy's Funding LLC, Series 2019-1A, Class
A2I, 3.78%, 6/15/49, Callable 3/15/25 @
100*(a) ........................ 219,022
133,279 Willis Engine Structured Trust VI, Series 2021-A,
Class A, 3.10%, 5/15/46, Callable 5/15/29 @
100*(a) ........................ 121,955
632,075 Zaxby's Funding LLC, Series 2021-1A, Class A2,
3.24%, 7/30/51, Callable 7/30/25 @ 100*(a) 584,331
Total Asset Backed Securities (Cost $11,640,417) .............. 10,972,470
Mortgage Backed Securities† (27.3%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.2%)
7,204 Alternative Loan Trust, Series 2005-24, Class
1A1, 6.00% (12MTA + 131 bps), 7/20/35,
Callable 3/19/25 @ 100* ............. 6,419
7,373 Bear Stearns Alternative Trust, Series 2005-5,
Class 26A1, 4.55%, 7/25/35, Callable 3/25/25
@ 100*(b) ...................... 5,242
50,381 Bear Stearns Alternative Trust, Series 2006-1,
Class 21A2, 4.60%, 2/25/36, Callable 3/25/25
@ 100*(b) ...................... 35,246
776 Deutsche Alternative Securities Mortgage Loan
Trust, Series 2006-AB4, Class A1B1, 4.53%
(TSFR1M + 21 bps), 10/25/36, Callable
3/25/25 @ 100* ................... 636
1,461 First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1, 5.21%,
9/25/34, Callable 3/25/25 @ 100*(b) ..... 1,465
12,508 RALI Trust, Series 2006-QA1, Class A21, 5.22%,
1/25/36, Callable 3/25/25 @ 100*(b) ..... 8,368
14,889 RALI Trust, Series 2004-QA4, Class NB21,
5.89%, 9/25/34, Callable 3/25/25 @ 100*(b) 14,478
71,854
Alt-A - Fixed Rate Mortgage Backed Securities (2.0%)
2,047 Alternative Loan Trust, Series 2005-3CB, Class
1A4, 5.25%, 3/25/35, Callable 3/25/25 @
100* .......................... 1,696
8,085 Alternative Loan Trust, Series 2005-J13, Class
2A3, 5.50%, 11/25/35, Callable 3/25/25 @
100* .......................... 5,465
14,788 Alternative Loan Trust, Series 2006-2CB, Class
A3, 5.50%, 3/25/36, Callable 3/25/25 @ 100* 6,367
5,478 Alternative Loan Trust, Series 2004-5CB, Class
1A1, 6.00%, 5/25/34, Callable 3/25/25 @
100* .......................... 5,588
15,047 Alternative Loan Trust, Series 2006-31CB, Class
A16, 6.00%, 11/25/36, Callable 3/25/25 @
100* .......................... 8,558
14,845 Alternative Loan Trust, Series 2006-43CB, Class
1A4, 6.00%, 2/25/37, Callable 3/25/25 @
100* .......................... 7,673
170,651 Alternative Loan Trust, Series 2006-J8, Class A2,
6.00%, 2/25/37, Callable 3/25/25 @ 100* . 70,605

Continued
Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$ 52,232 Alternative Loan Trust, Series 2004-J8, Class 2A1,
7.00%, 8/25/34, Callable 3/25/25 @ 100* . $ 49,376
10,520 ChaseFlex Trust, Series 2005-1, Class 2A4,
5.50%, 2/25/35, Callable 3/25/25 @ 100* . 9,735
11,327 CitiMortgage Alternative Loan Trust, Series
2006-A3, Class 1A5, 6.00%, 7/25/36, Callable
3/25/25 @ 100* ................... 10,376
2,930 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2004-1, Class 4A1, 5.00%,
2/25/19, Callable 2/25/19 @ 100* ....... 2,870
2,660 Deutsche Alternative Securities Mortgage Loan
Trust, Series 2006-AB4, Class A1A, 6.00%,
10/25/36, Callable 3/25/25 @ 100*(b) .... 2,292
745 Deutsche Alternative Securities, Inc. Mortgage
Loan Trust, Series 2003-4XS, Class A6A,
5.32%, 10/25/33, Callable 3/25/25 @ 100*(b)
(c) ............................ 728
4,443 MASTR Alternative Loan Trust, Series 2004-1,
Class 4A1, 5.50%, 2/25/34, Callable 3/25/25
@ 100* ........................ 4,405
5,151 MASTR Alternative Loan Trust, Series 2004-4,
Class 1A1, 5.50%, 5/25/34, Callable 3/25/25
@ 100* ........................ 4,971
780 MASTR Alternative Loan Trust, Series 2005-1,
Class 5A1, 5.50%, 1/25/20 ........... 706
2,179 MASTR Alternative Loan Trust, Series 2004-3,
Class 3A1, 6.00%, 4/25/34, Callable 3/25/25
@ 100* ........................ 2,197
10,431 MASTR Alternative Loan Trust, Series 2004-6,
Class 7A1, 6.00%, 7/25/34, Callable 3/25/25
@ 100* ........................ 10,242
4,842 MASTR Alternative Loan Trust, Series 2003-7,
Class 6A1, 6.50%, 12/25/33, Callable 3/25/25
@ 100* ........................ 4,855
221,317 MASTR Alternative Loan Trust, Series 2004-3,
Class 5A1, 6.50%, 3/25/34, Callable 3/25/25
@ 100* ........................ 228,050
8,156 MASTR Alternative Loan Trust, Series 2004-4,
Class 8A1, 6.50%, 5/25/34, Callable 3/25/25
@ 100* ........................ 8,181
16,547 MASTR Alternative Loan Trust, Series 2004-6,
Class 6A1, 6.50%, 7/25/34, Callable 3/25/25
@ 100* ........................ 16,585
16,701 MASTR Alternative Loan Trust, Series 2004-1,
Class 3A1, 7.00%, 1/25/34, Callable 3/25/25
@ 100* ........................ 16,968
2,071 MASTR Alternative Loan Trust, Series 2004-3,
Class 8A1, 7.00%, 4/25/34, Callable 3/25/25
@ 100* ........................ 2,132
138 Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2005-WF1, Class 2A5, 5.66%,
3/25/35, Callable 3/25/25 @ 100*(b)(c) ... 138
99 RALI Trust, Series 2004-QS13, Class CB, 5.00%,
9/25/19, Callable 9/25/19 @ 100* ....... 92
5,554 RALI Trust, Series 2004-QS6, Class A1, 5.00%,
5/25/19, Callable 5/25/19 @ 100* ....... 4,857
17,609 RALI Trust, Series 2006-QS6, Class 1A2, 6.00%,
6/25/36, Callable 3/25/25 @ 100* ....... 14,166
18,730 RALI Trust, Series 2006-QS12, Class 1A2, 6.50%,
9/25/36, Callable 3/25/25 @ 100* ....... 8,180
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$ 33,230 Residential Asset Securitization Trust, Series
2005-A14, Class A5, 5.50%, 12/25/35,
Callable 3/25/25 @ 100* ............. $ 15,038
38,901 Residential Asset Securitization Trust, Series
2006-A8, Class 1A1, 6.00%, 8/25/36, Callable
3/25/25 @ 100* ................... 24,431
40,468 Residential Asset Securitization Trust, Series
2006-A9CB, Class A5, 6.00%, 9/25/36,
Callable 3/25/25 @ 100* ............. 11,652
23,668 Residential Asset Securitization Trust, Series
2007-A5, Class 2A3, 6.00%, 5/25/37, Callable
3/25/25 @ 100* ................... 12,127
20,950 WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-6, Class 1CB, 6.50%, 8/25/35,
Callable 3/25/25 @ 100* ............. 19,035
5,816 Wells Fargo Alternative Loan Trust, Series 2005-1,
Class 2A3, 5.50%, 2/25/35, Callable 3/25/25
@ 100* ........................ 5,375
595,712
Prime Adjustable Rate Mortgage Backed Securities (3.0%)
3,222 Banc of America Funding Trust, Series 2004-B,
Class 5A1, 6.63%, 11/20/34, Callable 3/20/25
@ 100*(b) ...................... 3,144
3,490 Banc of America Mortgage Trust, Series 2006-A,
Class 2A1, 5.07%, 2/25/36, Callable 3/25/25
@ 100*(b) ...................... 3,180
1,870 Banc of America Mortgage Trust, Series 2006-B,
Class 2A1, 5.34%, 11/20/46, Callable 3/20/25
@ 100*(b) ...................... 1,655
2,423 Banc of America Mortgage Trust, Series 2004-E,
Class 1A1, 7.38%, 6/25/34, Callable 3/25/25
@ 100*(b) ...................... 2,334
3,041 Banc of America Mortgage Trust, Series 2003-H,
Class 2A3, 7.43%, 9/25/33, Callable 3/25/25
@ 100*(b) ...................... 2,892
1,565 Bear Stearns ARM Trust, Series 2004-9, Class
12A3, 6.11%, 11/25/34, Callable 3/25/25 @
100*(b) ........................ 1,580
513 Bear Stearns ARM Trust, Series 2003-7, Class 4A,
6.71%, 10/25/33, Callable 3/25/25 @ 100*(b) 523
2,183 Bear Stearns ARM Trust, Series 2006-4, Class
1A1, 6.82%, 10/25/36, Callable 3/25/25 @
100*(b) ........................ 2,095
2,577 Bear Stearns ARM Trust, Series 2004-6, Class
1A1, 6.90%, 9/25/34, Callable 3/25/25 @
100*(b) ........................ 2,551
2,505 Bear Stearns ARM Trust, Series 2005-9, Class
A1, 7.08% (H15T1Y + 230 bps), 10/25/35,
Callable 3/25/25 @ 100* ............. 2,371
1,457 Bear Stearns ARM Trust, Series 2004-10, Class
15A1, 7.58%, 1/25/35, Callable 3/25/25 @
100*(b) ........................ 1,440
366 Bear Stearns Mortgage Securities, Inc., Series
1997-6, Class 1A, 8.83%, 3/25/31, Callable
3/25/25 @ 100*(b) ................. 366
7,288 Chase Mortgage Finance Trust, Series 2007-A2,
Class 7A1, 5.31%, 7/25/37, Callable 3/25/25
@ 100*(b) ...................... 5,911
6,767 CHL Mortgage Pass-Through Trust, Series
2004-2, Class 2A1, 4.72%, 2/25/34, Callable
3/25/25 @ 100*(b) ................. 6,050

Continued
Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$ 2,707 CHL Mortgage Pass-Through Trust, Series
2003-60, Class 2A1, 6.49%, 2/25/34, Callable
3/25/25 @ 100*(b) ................. $ 2,541
5,399 CHL Mortgage Pass-Through Trust, Series
2003-58, Class 2A2, 6.69%, 2/19/34, Callable
3/19/25 @ 100*(b) ................. 5,300
3,027 Citigroup Mortgage Loan Trust, Series 2005-3,
Class 2A2A, 6.21%, 8/25/35(b) ........ 2,860
13,813 Credit Suisse First Boston Mortgage Securities
Corp., Series 2004-AR7, Class 2A1, 5.55%,
11/25/34, Callable 3/25/25 @ 100*(b) .... 13,373
19,410 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-AR28, Class CB3, 6.36%,
11/25/32, Callable 3/25/25 @ 100*(b) .... 13,100
429,065 Fannie Mae REMIC Trust, Series 2003-W14,
Class 2A, 4.87%, 1/25/43, Callable 3/25/25 @
100*(b) ........................ 442,003
3,611 First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 2A1, 5.27%,
10/25/35, Callable 3/25/25 @ 100*(b) .... 3,321
15,981 GMACM Mortgage Loan Trust, Series 2005-AR6,
Class 3A1, 4.25%, 11/19/35, Callable 3/19/25
@ 100*(b) ...................... 13,452
10,893 GSR Mortgage Loan Trust, Series 2005-AR2,
Class 1A2, 4.45%, 4/25/35, Callable 3/25/25
@ 100*(b) ...................... 9,111
3,056 GSR Mortgage Loan Trust, Series 2005-AR7,
Class 2A1, 5.08%, 11/25/35, Callable 3/25/25
@ 100*(b) ...................... 2,943
44,477 HarborView Mortgage Loan Trust, Series 2004-10,
Class 3A1B, 4.91%, 1/19/35, Callable 3/19/25
@ 100*(b) ...................... 38,910
297 HarborView Mortgage Loan Trust, Series 2005-
14, Class 3A1A, 7.54%, 12/19/35, Callable
3/19/25 @ 100*(b) ................. 291
6,071 HomeBanc Mortgage Trust, Series 2006-1, Class
1A1, 4.18%, 4/25/37, Callable 3/25/25 @
100*(b) ........................ 5,348
27,760 IndyMac INDX Mortgage Loan Trust, Series 2006-
AR19, Class 1A2, 3.99%, 8/25/36, Callable
3/25/25 @ 100*(b) ................. 17,410
17,000 IndyMac INDX Mortgage Loan Trust, Series 2006-
AR13, Class A1, 4.14%, 7/25/36, Callable
3/25/25 @ 100*(b) ................. 11,140
6,385 IndyMac INDX Mortgage Loan Trust, Series
2004-AR4, Class 1A, 4.97%, 8/25/34, Callable
3/25/25 @ 100*(b) ................. 6,112
13,451 IndyMac INDX Mortgage Loan Trust, Series
2004-AR4, Class 3A, 5.30%, 8/25/34, Callable
3/25/25 @ 100*(b) ................. 12,667
11,055 JPMorgan Mortgage Trust, Series 2006-A6, Class
1A4L, 4.62%, 10/25/36, Callable 3/25/25 @
100*(b) ........................ 7,994
1,119 JPMorgan Mortgage Trust, Series 2006-A5, Class
3A4, 5.05%, 8/25/36, Callable 3/25/25 @
100*(b) ........................ 872
2,053 JPMorgan Mortgage Trust, Series 2006-A2, Class
2A1, 5.25%, 4/25/36, Callable 3/25/25 @
100*(b) ........................ 1,782
85,632 JPMorgan Mortgage Trust, Series 2005-A6, Class
3A3, 5.60%, 9/25/35, Callable 3/25/25 @
100*(b) ........................ 78,709
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$ 6,655 JPMorgan Mortgage Trust, Series 2005-A1, Class
3A4, 5.68%, 2/25/35, Callable 3/25/25 @
100*(b) ........................ $ 6,364
9,547 MASTR Adjustable Rate Mortgages Trust, Series
2004-13, Class 2A1, 6.87%, 4/21/34, Callable
3/21/25 @ 100*(b) ................. 9,271
3,726 Merrill Lynch Mortgage Investors Trust, Series
2004-1, Class 2A2, 5.63%, 12/25/34, Callable
3/25/25 @ 100*(b) ................. 3,522
415 Merrill Lynch Mortgage Investors Trust, Series
2004-A1, Class 2A2, 6.62%, 2/25/34, Callable
3/25/25 @ 100*(b) ................. 392
4,708 Merrill Lynch Mortgage Investors Trust, Series
2004-A2, Class 1A, 7.27%, 7/25/34, Callable
3/25/25 @ 100*(b) ................. 4,560
1,210 Morgan Stanley Mortgage Loan Trust, Series
2004-6AR, Class 3A, 5.42%, 8/25/34, Callable
3/25/25 @ 100*(b) ................. 1,162
3,030 Morgan Stanley Mortgage Loan Trust, Series
2004-6AR, Class 2A2, 6.62%, 8/25/34,
Callable 3/25/25 @ 100*(b) ........... 2,946
27,778 Ocwen Residential MBS Corp., Series 1998-R1,
Class B1, 2.70%, 10/25/40, Callable 3/25/25
@ 100*(a)(b) ..................... 16,997
16,241 Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 1A2, 4.98%, 12/25/34,
Callable 3/25/25 @ 100*(b) ........... 14,346
737 Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 3A1, 6.45%, 2/25/34,
Callable 3/25/25 @ 100*(b) ........... 698
429 Structured Asset Mortgage Investments II
Trust, Series 2005-AR7, Class 1A1, 4.19%,
12/27/35, Callable 3/25/25 @ 100*(b) .... 435
5,090 Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series 2003-24A,
Class 1A3, 5.64%, 7/25/33, Callable 3/25/25
@ 100*(b) ...................... 4,923
34,187 WaMu Mortgage Pass-Through Certificates
Trust, Series 2006-AR14, Class 1A1, 4.22%,
11/25/36, Callable 3/25/25 @ 100*(b) .... 29,659
5,119 WaMu Mortgage Pass-Through Certificates
Trust, Series 2006-AR10, Class 1A2, 4.83%,
9/25/36, Callable 3/25/25 @ 100*(b) ..... 4,306
955 WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR8, Class 1A1, 4.83%, 8/25/46,
Callable 3/25/25 @ 100*(b) ........... 869
3,027 WaMu Mortgage Pass-Through Certificates
Trust, Series 2004-AR10, Class A1B, 5.27%
(TSFR1M + 95 bps), 7/25/44, Callable 3/25/25
@ 100* ........................ 2,889
2,271 WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR3, Class A2, 5.68%, 6/25/34,
Callable 3/25/25 @ 100*(b) ........... 2,095
92,769 WinWater Mortgage Loan Trust, Series 2014-1,
Class A1, 3.93%, 6/20/44, Callable 3/20/25 @
100*(a)(b) ...................... 88,697
919,462
Prime Fixed Mortgage Backed Securities (9.1%)
1,279 American Home Mortgage Investment Trust,
Series 2005-2, Class 5A1, 5.64%, 9/25/35,
Callable 3/25/25 @ 100*(b)(c) ......... 1,085

Continued
Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$ 327,920 American Home Mortgage Investment Trust,
Series 2006-2, Class 3A2, 6.70%, 6/25/36,
Callable 3/25/25 @ 100*(b)(c) ......... $ 46,645
27,248 Angel Oak Mortgage Trust, Series 2019-5, Class
A1, 2.59%, 10/25/49, Callable 3/25/25 @
100*(a)(b) ...................... 26,805
228,963 Angel Oak Mortgage Trust, Series 2019-6, Class
A1, 2.62%, 11/25/59, Callable 3/25/25 @
100*(a)(b) ...................... 224,341
11,750 Chase Mortgage Finance Trust, Series 2007-S2,
Class 2A1, 5.50%, 3/25/37, Callable 3/25/25
@ 100* ........................ 761
41,248 ChaseFlex Trust, Series 2005-2, Class 1A1,
6.00%, 6/25/35, Callable 3/25/25 @ 100* . 26,836
177 CHL Mortgage Pass-Through Trust, Series
2003-42, Class 1A1, 3.99%, 9/25/33, Callable
3/25/25 @ 100*(b) ................. 148
64 CHL Mortgage Pass-Through Trust, Series
2004-J6, Class 1A2, 5.25%, 8/25/24, Callable
8/25/24 @ 100* ................... 64
5,629 CHL Mortgage Pass-Through Trust, Series
2005-29, Class A1, 5.75%, 12/25/35, Callable
3/25/25 @ 100* ................... 2,670
1,221 Citigroup Mortgage Loan Trust, Inc., Series
2003-1, Class WA2, 6.50%, 6/25/31, Callable
3/25/25 @ 100* ................... 1,217
3,179 Citigroup Mortgage Loan Trust, Inc., Series 2005-
1, Class 3A1, 6.50%, 4/25/35 .......... 3,180
2,162 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM1, Class 1A3, 6.75%, 7/25/34, Callable
3/25/25 @ 100* ................... 2,206
44,186 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM2, Class 1CB2, 6.75%, 8/25/34, Callable
3/25/25 @ 100* ................... 44,670
5,237 Citigroup Mortgage Loan Trust, Inc., Series 2004-
NCM2, Class 2CB3, 8.00%, 8/25/34, Callable
3/25/25 @ 100* ................... 5,431
57,421 Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-23, Class 1A11, 6.00%,
10/25/33 ....................... 54,830
5,892 Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-8, Class 5A1, 6.50%,
4/25/33, Callable 3/25/25 @ 100* ....... 5,964
11,199 Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-1, Class 1A1, 7.00%,
2/25/33, Callable 3/25/25 @ 100* ....... 11,420
22,281 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-10, Class 2B1, 7.50%,
5/25/32, Callable 3/25/25 @ 100* ....... 3,158
149,066 Credit Suisse First Boston Mortgage Securities
Corp., Series 2002-34, Class 1A1, 7.50%,
12/25/32, Callable 3/25/25 @ 100* ...... 157,985
9,190 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2003-27, Class 8A1,
6.00%, 11/25/33, Callable 3/25/25 @ 100* . 9,291
1,718 CSFB Mortgage-Backed Trust, Series 2004-
7, Class 5A1, 5.00%, 10/25/19, Callable
10/25/19 @ 100* .................. 1,739
592,425 Fannie Mae REMIC Trust, Series 2004-W10,
Class A6, 5.75%, 8/25/34, Callable 3/25/25 @
100* .......................... 608,138
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$ 182,744 Flagstar Mortgage Trust, Series 2021-4, Class A5,
2.50%, 6/1/51, Callable 12/25/46 @ 100*(a)
(b) ........................... $ 161,758
10,043 Galton Funding Mortgage Trust, Series 2017-1,
Class A21, 3.50%, 7/25/56, Callable 10/25/30
@ 100*(a)(b) ..................... 9,160
98,119 GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%,
10/25/50, Callable 1/25/34 @ 100*(a)(b) .. 84,878
276,066 GS Mortgage-Backed Securities Corp. Trust,
Series 2019-PJ2, Class A8, 4.00%, 11/25/49,
Callable 3/25/25 @ 100*(a)(b) ......... 259,513
128,445 GSR Mortgage Loan Trust, Series 2004-13F, Class
2A1, 4.25%, 11/25/34, Callable 3/25/25 @
100* .......................... 123,688
12,775 GSR Mortgage Loan Trust, Series 2003-3F, Class
2A1, 4.50%, 4/25/33, Callable 3/25/25 @
100* .......................... 12,100
55 GSR Mortgage Loan Trust, Series 2004-10F, Class
2A4, 5.00%, 8/25/19, Callable 8/25/19 @
100* .......................... 55
331 GSR Mortgage Loan Trust, Series 2003-2F, Class
3A1, 6.00%, 3/25/32, Callable 3/25/25 @
100* .......................... 339
20,044 GSR Mortgage Loan Trust, Series 2005-8F, Class
3A4, 6.00%, 11/25/35, Callable 3/25/35 @
100* .......................... 7,115
449,250 JPMorgan Mortgage Trust, Series 2020-4, Class
A3A, 2.50%, 11/25/50, Callable 11/25/38 @
100*(a)(b) ...................... 375,489
343,900 JPMorgan Mortgage Trust, Series 2017-2, Class
A4, 3.00%, 5/25/47, Callable 3/25/28 @
100*(a)(b) ...................... 301,600
8,062 Lehman Mortgage Trust, Series 2005-3, Class
1A3, 5.50%, 1/25/36, Callable 3/25/25 @
100* .......................... 3,908
3,765 MASTR Alternative Loan Trust, Series 2004-13,
Class 12A1, 5.50%, 12/25/19, Callable
12/25/19 @ 100* .................. 2,927
579 Prime Mortgage Trust, Series 2004-CL1, Class
1A1, 6.00%, 2/25/34, Callable 3/25/25 @
100* .......................... 569
10,293 RAMP Trust, Series 2005-SL2, Class A3, 7.00%,
2/25/32, Callable 2/25/30 @ 100* ....... 8,171
3,446 RFMSI Trust, Series 2005-S7, Class A1, 5.50%,
11/25/35, Callable 3/25/25 @ 100* ...... 2,665
7,354 RFMSI Trust, Series 2003-S9, Class A1, 6.50%,
3/25/32, Callable 3/25/25 @ 100* ....... 7,335
36,814 Structured Asset Mortgage Investments Trust,
Series 1999-2, Class 3A, 6.75%, 5/25/29,
Callable 3/25/25 @ 100* ............. 37,179
501 WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-S11, Class 1A, 5.00%, 11/25/33,
Callable 3/25/25 @ 100* ............. 482
178 WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-RA1, Class 2A, 7.00%, 3/25/34,
Callable 3/25/25 @ 100* ............. 182
129,095 Wells Fargo Mortgage Backed Securities Trust,
Series 2021-2, Class A3, 2.50%, 6/25/51,
Callable 8/25/47 @ 100*(a)(b) ......... 113,737
2,751,434

Continued
Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Subprime Mortgage Backed Securities (0.7%)
$ 175,585 Towd Point Mortgage Trust, Series 2017-6, Class
A1, 2.75%, 10/25/57, Callable 1/25/30 @
100*(a)(b) ...................... $ 171,538
12,269 Towd Point Mortgage Trust, Series 2018-1, Class
A1, 3.00%, 1/25/58, Callable 4/25/30 @
100*(a)(b) ...................... 12,080
35,932 Towd Point Mortgage Trust, Series 2018-2, Class
A1, 3.25%, 3/25/58, Callable 12/25/28 @
100*(a)(b) ...................... 35,317
218,935
U.S. Government Agency Mortgage Backed Securities (12.3%)
92,593 Fannie Mae, 5.00%, 8/1/53, Pool #FS5659 ... 91,205
221,018 Fannie Mae, 5.50%, 3/1/53, Pool #MA4941 ... 222,072
56 Fannie Mae, 6.00%, 4/1/35, Pool #735503 ... 58
9,172 Fannie Mae, 6.30% (RFUCCT1Y + 131 bps),
1/1/35, Pool #805386 ............... 9,314
58 Fannie Mae, 6.68% (H15T1Y + 218 bps), 6/1/32,
Pool #725286 .................... 58
1,520 Fannie Mae, 6.73% (RFUCCT1Y + 186 bps),
1/1/37, Pool #906675 ............... 1,545
822 Fannie Mae, 7.27% (RFUCCT1Y + 161 bps),
9/1/33, Pool #739372 ............... 827
13,798 Fannie Mae, 7.41% (H15T1Y + 229 bps), 2/1/30,
Pool #556998 .................... 13,930
632,983 Fannie Mae Grantor Trust, Series 2003-T4, Class
2A5, 4.44%, 9/26/33, Callable 3/26/25 @
100*(b)(c) ...................... 617,630
167 Fannie Mae Grantor Trust, Series 2002-T1, Class
A3, 7.50%, 11/25/31, Callable 3/25/25 @
100* .......................... 174
122,175 Fannie Mae REMIC, Series 2013-68, Class NA,
1.00%, 3/25/42 ................... 102,896
7,248 Fannie Mae REMIC, Series 2012-31, Class PA,
2.00%, 4/25/41 ................... 7,185
103,371 Fannie Mae REMIC, Series 2013-18, Class NA,
2.00%, 12/25/42 .................. 91,474
56,374 Fannie Mae REMIC, Series 2013-73, Class PD,
2.25%, 6/25/42 ................... 52,819
48,936 Fannie Mae REMIC, Series 2013-74, Class DY,
2.25%, 6/25/42(b) ................. 46,705
35,745 Fannie Mae REMIC, Series 2010-100, Class LA,
2.50%, 7/25/40 ................... 33,996
41,958 Fannie Mae REMIC, Series 2014-61, Class P,
2.50%, 7/25/44 ................... 38,332
7,195 Fannie Mae REMIC, Series 2015-12, Class PC,
2.50%, 7/25/44 ................... 7,072
41,879 Fannie Mae REMIC, Series 2011-118, Class NA,
3.00%, 11/25/41 .................. 39,485
89,384 Fannie Mae REMIC, Series 2014-1, Class AB,
3.00%, 6/25/43 ................... 85,403
81,386 Fannie Mae REMIC, Series 2015-59, Class LM,
3.00%, 7/25/45 ................... 75,808
341,104 Fannie Mae REMIC, Series 2018-83, Class LC,
3.00%, 11/25/48 .................. 301,632
130,514 Fannie Mae REMIC, Series 2023-16, Class VE,
5.50%, 3/25/34 ................... 133,206
342 Fannie Mae REMIC, Series 2001-55, Class PC,
6.50%, 10/25/31 .................. 352
228,926 Fannie Mae REMIC Trust, Series 2003-W16,
Class AF5, 4.40%, 11/25/33, Callable 3/25/25
@ 100*(b)(c) ..................... 230,346
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$ 437 Fannie Mae REMIC Trust, Series 2001-W4, Class
AF6, 5.11%, 1/25/32, Callable 3/25/25 @
100*(b)(c) ...................... $ 436
878 Fannie Mae REMIC Trust, Series 2001-W2, Class
AF6, 6.09%, 10/25/31, Callable 3/25/25 @
100*(b)(c) ...................... 884
3,747 Fannie Mae REMIC Trust, Series 2001-W1, Class
AF6, 6.40%, 7/25/31, Callable 3/25/25 @
100*(b)(c) ...................... 3,811
7,093 Fannie Mae Trust, Series 2003-W2, Class 1A2,
7.00%, 7/25/42, Callable 3/25/25 @ 100* . 7,379
1,683 Freddie Mac, 4.00%, 9/1/33, Pool #N31025 .. 1,671
108,787 Freddie Mac, 5.00%, 12/1/53, Pool #SD8382 . 107,060
1,999 Freddie Mac, 6.62% (H15T1Y + 237 bps), 8/1/34,
Pool #755230 .................... 2,041
1,342 Freddie Mac, 6.91% (RFUCCT6M + 152 bps),
4/1/36, Pool #1N0148 ............... 1,361
12,871 Freddie Mac REMIC, Series 4146, Class ML,
1.50%, 10/15/42 .................. 12,645
130,727 Freddie Mac REMIC, Series 4220, Class KC,
1.50%, 5/15/32 ................... 128,062
79,410 Freddie Mac REMIC, Series 4019, Class GB,
2.00%, 12/15/41 .................. 74,959
11,077 Freddie Mac REMIC, Series 4076, Class QC,
2.00%, 11/15/41 .................. 10,808
18,938 Freddie Mac REMIC, Series 4461, Class EA,
2.00%, 7/15/37 ................... 18,561
122,178 Freddie Mac REMIC, Series 3908, Class B,
2.50%, 6/15/39 ................... 112,695
37,748 Freddie Mac REMIC, Series 3913, Class PC,
2.50%, 3/15/41 ................... 37,204
240,129 Freddie Mac REMIC, Series 4374, Class GA,
3.00%, 9/15/36 ................... 230,234
137,064 Freddie Mac REMIC, Series 5303, Class B,
5.50%, 6/25/45 ................... 138,880
110 Freddie Mac REMIC, Series 1904, Class D,
7.50%, 10/15/26, Callable 3/15/25 @ 100* . 111
372,012 Government National Mortgage Assoc., Series
2013-69, Class NA, 2.00%, 9/20/42 ..... 332,165
115 Government National Mortgage Assoc., 4.63%
(H15T1Y + 150 bps), 3/20/26, Pool #8832 . 115
721 Government National Mortgage Assoc., 4.63%
(H15T1Y + 150 bps), 3/20/29, Pool #80263 723
494 Government National Mortgage Assoc., 4.75%
(H15T1Y + 150 bps), 12/20/27, Pool #80141 499
4,268 Government National Mortgage Assoc., 4.88%
(H15T1Y + 150 bps), 5/20/34, Pool #80916 4,318
191,140 Government National Mortgage Assoc., Series
2023-47, Class AQ, 5.00%, 6/20/48 ..... 192,733
91,826 Government National Mortgage Assoc., Series
2023-186, Class MV, 5.50%, 10/20/34 .... 94,056
1,070 Government National Mortgage Assoc., 7.00%,
3/15/26, Pool #419128 .............. 1,070
13 Government National Mortgage Assoc., 7.00%,
3/20/27, Pool #2394 ................ 14
4 Government National Mortgage Assoc., 8.00%,
2/20/26, Pool #2171 ................ 4
28 Government National Mortgage Assoc., 8.00%,
4/20/26, Pool #2205 ................ 28

Continued
Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Limited Duration Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$ 493 Government National Mortgage Assoc., 8.00%,
5/20/26, Pool #2219 ................ $ 494
3,718,545
Total Mortgage Backed Securities (Cost $9,220,194) ......... 8,275,942
Commercial Mortgage Backed Securities (0.1%)
U.S. Government Agency Mortgage Backed Securities (0.1%)
24,667 Fannie Mae, Series 2018-M12, Class A1, 3.55%,
8/25/30 ........................ 24,499
Total Commercial Mortgage Backed Securities (Cost $24,839) ... 24,499
Corporate Bonds (19.0%)
Air Freight & Logistics (0.4%)
110,816 United Airlines Pass-Through Trust, Series 2020-
1, Class A, 5.88%, 10/15/27 .......... 112,753
Banks (6.6%)
135,000 Bank of America Corp., 5.02% (SOFR + 216 bps),
7/22/33, Callable 7/22/32 @ 100 * ...... 134,497
1,057,000 Southtrust Bank, 7.74%, 5/15/25 ......... 1,061,636
800,000 Truist Financial Corp., Series N, 6.67% (H15T5Y
+ 300 bps), 12/31/99, Callable 9/1/25 @ 100
*(d) ........................... 796,202
1,992,335
Capital Markets (2.6%)
2,000,000 Lehman Brothers Holdings, Inc., 6.00%, 7/19/12,
MTN (e) ........................ 1,600
800,000 The Charles Schwab Corp., Series I, 4.00%
(H15T5Y + 317 bps), 12/31/99, Callable
6/1/26 @ 100 *(d) ................. 780,171
781,771
Electric Utilities (0.9%)
275,000 Entergy Mississippi LLC, 3.25%, 12/1/27,
Callable 9/1/27 @ 100 * ............. 267,389
Electrical Equipment (0.7%)
250,000 Emerson Electric Co., 2.20%, 12/21/31, Callable
9/21/31 @ 100 * .................. 214,694
Financial Services (3.2%)
1,006,000 The Western Union Co., 1.35%, 3/15/26, Callable
2/15/26 @ 100 * .................. 970,038
Oil, Gas & Consumable Fuels (0.3%)
100,000 Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 5/1/31 ................ 101,005
Semiconductors & Semiconductor Equipment (0.5%)
150,000 Broadcom, Inc., 4.15%, 11/15/30, Callable
8/15/30 @ 100 * .................. 145,374
Specialized REITs (1.9%)
590,000 SBA Tower Trust, 1.88%, 1/15/26, Callable 4/4/25
@ 100 *(a) ...................... 575,111
Tobacco (1.9%)
606,000 BAT Capital Corp., 3.22%, 9/6/26, Callable
7/6/26 @ 100 * ................... 593,587
Total Corporate Bonds (Cost $6,645,445) ................... 5,754,057
Taxable Municipal Bonds (1.0%)
Colorado (0.5%)
150,000 Colorado Housing and Finance Authority
Revenue, Series I-1, 1.11%, 5/1/25, GNMA . 149,179
Pennsylvania (0.4%)
130,000 Philadelphia Authority for Industrial Development
Revenue, 3.96%, 4/15/26 ............ 129,457
Shares or
Principal
Amount Security Description Value
Taxable Municipal Bonds, continued:
Wisconsin (0.1%)
$ 20,000 Public Financial Authority Revenue, 4.45%,
10/1/25, AGM(a) .................. $ 19,981
Total Taxable Municipal Bonds (Cost $299,994) ............... 298,617
U.S. Government Agency Securities (6.9%)
Federal Farm Credit Banks Funding Corp.
350,000 2.12% , 5/23/31 , Callable 3/11/25 @ 100 * ... 307,761
250,000 2.32% , 1/26/32 , Callable 3/11/25 @ 100 * ... 217,689
525,450
Federal Home Loan Banks
35,000 0.90% , 8/27/26 , Callable 5/27/25 @ 100 * ... 33,369
250,000 1.00% , 3/29/29 , Callable 3/29/25 @ 100 *(b) . 229,921
250,000 1.25% , 2/19/30 , Callable 5/19/25 @ 100 * ... 216,362
180,000 2.10% , 11/26/31 , Callable 3/11/25 @ 100 * .. 155,779
400,000 4.53% ( SOFR + 14 bps ) , 4/21/25 ......... 400,066
300,000 4.84% , 5/15/30 , Callable 5/15/25 @ 100 * ... 299,989
1,335,486
Federal National Mortgage Association
250,000 1.00%, 10/27/28, Callable 4/27/25 @ 100 * .. 223,221
Total U.S. Government Agency Securities (Cost $2,105,125) ....... 2,084,157
U.S. Treasury Obligations (5.9%)
U.S. Treasury Notes
730,000 1.50%, 2/15/30 ..................... 647,248
400,000 3.88%, 12/31/27 .................... 398,828
765,000 3.88%, 8/15/34 ..................... 744,082
Total U.S. Treasury Obligations (Cost $1,831,602) .............. 1,790,158
Investment in Affiliates (2.9%)
867,746 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.33%(f) .......... 867,746
Total Investment in Affiliates (Cost $867,746) ................. 867,746
Total Investments (Cost $32,635,362) — 99.3% ............... 30,067,646
Other assets in excess of liabilities — 0.7% ................. 210,997
Net Assets - 100.0% ................................. $ 30,278,643

Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Limited Duration Fund

See notes to financial statements.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at February 28, 2025.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2025.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future
(e) Issuer has defaulted on the payment of interest.
(f) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2025.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
† Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
12MTA 12 Month Treasury Average
AGM Assured Guaranty Municipal Corporation
BPS Basis Points
GNMA Government National Mortgage Association
H15T1Y 1  Year Treasury Constant Maturity Rate
H15T5Y 5 Year Treasury Constant Maturity Rate
MTN Medium Term Note
REMIC Real Estate Mortgage Investment Conduits
RFUCCT1Y Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1-Month

Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Asset Backed Securities (18.8%)
$ 825,000 Aligned Data Centers Issuer LLC, Series 2021-1A,
Class A2, 1.94%, 8/15/46, Callable 3/15/25 @
100*(a) ........................ $ 790,610
227,004 BRE Grand Islander Timeshare Issuer LLC, Series
2019-A, Class B, 3.78%, 9/26/33, Callable
6/25/26 @ 100*(a) ................. 221,896
720,000 Compass Datacenters Issuer II LLC, Series
2024-1A, Class A1, 5.25%, 2/25/49, Callable
2/25/27 @ 100*(a) ................. 725,760
1,100,000 CoreVest American Finance Trust, Series 2021-2,
Class B, 2.38%, 7/15/54, Callable 7/15/31 @
100*(a) ........................ 935,314
1,065,000 DataBank Issuer, Series 2024-1A, Class A2,
5.30%, 1/26/54, Callable 1/25/27 @ 100*(a) 1,058,805
288,264 Dext ABS LLC, Series 2023-1, Class A2, 5.99%,
3/15/32, Callable 5/15/27 @ 100*(a) ..... 290,565
1,049,237 Driven Brands Funding LLC, Series 2022-1A,
Class A2, 7.39%, 10/20/52, Callable 10/20/25
@ 100*(a) ...................... 1,063,704
1,161,369 Finance of America Structured Securities RMF
Trust, Series 2023-S1, Class A1, 3.00%,
9/25/61(a)(b) .................... 1,136,723
1,490,000 Flexential Issuer, Series 2021-1A, Class A2,
3.25%, 11/27/51, Callable 11/25/25 @
100*(a) ........................ 1,427,485
1,240,625 Hardee's Funding LLC, Series 2024-1A, Class A2,
7.25%, 3/20/54, Callable 3/20/29 @ 100*(a) 1,286,353
1,500,000 HI-FI Music IP Issuer LP, Series 2022-1A, Class
A2, 3.94%, 2/1/62, Callable 5/1/25 @ 100*(a) 1,453,654
634,500 Jack in the Box Funding LLC, Series 2022-1A,
Class A2I, 3.45%, 2/26/52, Callable 5/25/25
@ 100*(a) ...................... 610,113
286,605 MVW LLC, Series 2019-2A, Class A, 2.22%,
10/20/38, Callable 1/20/26 @ 100*(a) .... 280,516
1,500,000 New Economy Assets - Phase 1 Sponsor LLC,
Series 2021-1, Class B1, 2.41%, 10/20/61,
Callable 3/20/25 @ 100*(a) ........... 1,363,556
1,027,592 RCKT Mortgage Trust, Series 2023-CES3, Class
A1A, 7.11%, 11/25/43, Callable 11/25/26 @
100*(a)(b) ...................... 1,049,143
140,455 Sabey Data Center Issuer LLC, Series 2020-1,
Class A2, 3.81%, 4/20/45, Callable 3/20/25 @
100*(a) ........................ 140,885
2,253,800 Sonic Capital LLC, Series 2020-1A, Class A2I,
3.85%, 1/20/50, Callable 3/20/25 @ 100*(a) 2,192,370
1,200,000 Switch ABS Issuer LLC, Series 2024-1A, Class
A2, 6.28%, 3/25/54, Callable 3/25/27 @
100*(a) ........................ 1,228,956
500,000 Switch ABS Issuer LLC, Series 2024-2A, Class
A2, 5.44%, 6/25/54, Callable 6/25/27 @
100*(a) ........................ 499,812
638,175 Taco Bell Funding LLC, Series 2018-1A, Class
A2II, 4.94%, 11/25/48, Callable 11/25/25 @
100*(a) ........................ 637,892
410,175 Triumph Rail Holdings LLC, Series 2021-2,
Class A, 2.15%, 6/19/51, Callable 3/17/25 @
100*(a) ........................ 386,238
749,469 VR Funding LLC, Series 2020-1A, Class A,
2.79%, 11/15/50, Callable 5/15/25 @ 100*(a) 695,476
1,067,903 Wendy's Funding LLC, Series 2019-1A, Class
A2I, 3.78%, 6/15/49, Callable 3/15/25 @
100*(a) ........................ 1,051,304
Shares or
Principal
Amount Security Description Value
Asset Backed Securities, continued:
$ 514,256 Willis Engine Structured Trust III, Series 2017-A,
Class A, 4.69%, 8/15/42, Callable 7/15/27 @
100*(a)(b) ...................... $ 497,922
799,676 Willis Engine Structured Trust VI, Series 2021-A,
Class A, 3.10%, 5/15/46, Callable 5/15/29 @
100*(a) ........................ 731,729
511,450 Zaxby's Funding LLC, Series 2021-1A, Class A2,
3.24%, 7/30/51, Callable 7/30/25 @ 100*(a) 472,817
Total Asset Backed Securities (Cost $22,488,153) .............. 22,229,598
Mortgage Backed Securities† (24.6%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.0%^)
47,551 Bear Stearns Alternative Trust, Series 2006-6,
Class 32A1, 4.69%, 11/25/36, Callable
12/25/26 @ 100*(b) ................ 24,562
Alt-A - Fixed Rate Mortgage Backed Securities (0.3%)
35,462 Alternative Loan Trust, Series 2005-46CB, Class
A3, 5.50%, 10/25/35, Callable 3/25/25 @
100* .......................... 24,748
43 Alternative Loan Trust, Series 2006-8T1, Class
2A3, 5.50%, 4/25/36, Callable 3/25/25 @
100* .......................... 43
3,888 Alternative Loan Trust, Series 2004-22CB, Class
1A1, 6.00%, 10/25/34, Callable 3/25/25 @
100* .......................... 3,985
21,069 Alternative Loan Trust, Series 2006-8T1, Class
1A4, 6.00%, 4/25/36, Callable 3/25/25 @
100* .......................... 9,516
137,989 Alternative Loan Trust, Series 2007-9T1, Class
1A7, 6.00%, 5/25/37, Callable 3/25/25 @
100* .......................... 67,080
166,814 Alternative Loan Trust, Series 2006-36T2, Class
2A4, 6.25%, 12/25/36, Callable 3/25/25 @
100* .......................... 69,690
4,135 Banc of America Alternative Loan Trust, Series
2006-4, Class 4CB1, 6.50%, 5/25/46, Callable
3/25/25 @ 100* ................... 3,816
14,409 Bear Stearns Asset Backed Securities Trust, Series
2003-AC7, Class A1, 5.50%, 1/25/34, Callable
3/25/25 @ 100*(b)(c) ............... 12,019
1,510 JPMorgan Alternative Loan Trust, Series 2006-S4,
Class A6, 6.21%, 12/25/36, Callable 3/25/25
@ 100*(b)(c) ..................... 1,534
6,118 MASTR Alternative Loan Trust, Series 2005-3,
Class 1A1, 5.50%, 4/25/35, Callable 3/25/25
@ 100* ........................ 5,529
26,106 MASTR Alternative Loan Trust, Series 2004-3,
Class 3A1, 6.00%, 4/25/34, Callable 3/25/25
@ 100* ........................ 26,317
10,431 MASTR Alternative Loan Trust, Series 2004-6,
Class 7A1, 6.00%, 7/25/34, Callable 3/25/25
@ 100* ........................ 10,242
9,282 MASTR Alternative Loan Trust, Series 2005-3,
Class 7A1, 6.00%, 4/25/35, Callable 3/25/25
@ 100* ........................ 6,882
317 MASTR Alternative Loan Trust, Series 2003-7,
Class 5A1, 6.25%, 11/25/33, Callable 3/25/25
@ 100* ........................ 326
3,834 MASTR Alternative Loan Trust, Series 2004-3,
Class 2A1, 6.25%, 4/25/34, Callable 3/25/25
@ 100* ........................ 3,909

Continued
Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$ 2,162 Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2003-A1, Class A2, 6.00%,
5/25/33, Callable 3/25/25 @ 100* ....... $ 2,163
126,034 WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-3, Class 1CB5, 5.50%, 5/25/35,
Callable 3/25/25 @ 100* ............. 109,569
1,886 WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-CB1, Class 4A, 6.00%, 6/25/34,
Callable 3/25/25 @ 100* ............. 1,901
359,269
Prime Adjustable Rate Mortgage Backed Securities (0.1%)
72,917 ChaseFlex Trust, Series 2006-2, Class A5, 4.28%,
9/25/36, Callable 3/25/25 @ 100*(b) ..... 65,486
2,779 JPMorgan Mortgage Trust, Series 2006-A4, Class
3A1, 4.51%, 6/25/36, Callable 3/25/25 @
100*(b) ........................ 1,861
9,136 JPMorgan Mortgage Trust, Series 2006-A2, Class
3A2, 5.97%, 4/25/36, Callable 3/25/25 @
100*(b) ........................ 7,783
70,688 JPMorgan Mortgage Trust, Series 2005-A6, Class
2A4, 6.87%, 8/25/35, Callable 3/25/25 @
100*(b) ........................ 66,707
5,303 Merrill Lynch Mortgage Investors Trust, Series
2004-HB1, Class A3, 4.44%, 4/25/29, Callable
3/25/25 @ 100*(b) ................. 4,606
3,364 Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-5, Class 4A1, 5.02%, 6/25/36,
Callable 3/25/25 @ 100*(b) ........... 2,032
148,475
Prime Fixed Mortgage Backed Securities (4.6%)
188,123 Arroyo Mortgage Trust, Series 2019-3, Class A1,
2.96%, 10/25/48, Callable 3/25/25 @ 100*(a)
(b) ........................... 178,180
2,232 Chase Mortgage Finance Trust, Series 2002-S4,
Class A23, 6.25%, 3/25/32, Callable 3/25/25
@ 100* ........................ 2,105
24,749 ChaseFlex Trust, Series 2005-2, Class 1A1,
6.00%, 6/25/35, Callable 3/25/25 @ 100* . 16,101
20,554 ChaseFlex Trust, Series 2007-1, Class 1A3,
6.50%, 2/25/37, Callable 3/25/25 @ 100* . 7,110
1,000 CHL Mortgage Pass-Through Trust, Series
2004-8, Class 1A3, 5.50%, 7/25/34, Callable
3/25/25 @ 100* ................... 985
2,476 CHL Mortgage Pass-Through Trust, Series
2004-18, Class A1, 6.00%, 10/25/34, Callable
3/25/25 @ 100* ................... 2,452
2,228 CHL Mortgage Pass-Through Trust, Series 2004-
21, Class A10, 6.00%, 11/25/34, Callable
3/25/25 @ 100* ................... 2,217
1,048,604 CIM Trust, Series 2021-J2, Class A4, 2.50%,
4/25/51, Callable 12/25/47 @ 100*(a)(b) .. 932,036
8,646 Citigroup Mortgage Loan Trust, Inc., Series 2005-
1, Class 3A1, 6.50%, 4/25/35 .......... 8,649
92,230 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-9, Class 3A1, 6.00%,
10/25/35, Callable 3/25/25 @ 100* ...... 27,897
81 FNT Mortgage-Backed Pass-Through Trust, Series
2001-3, Class 1A1, 6.75%, 8/21/31 ...... 80
87 GMACM Mortgage Loan Trust, Series 2003-GH2,
Class A4, 5.50%, 10/25/33, Callable 3/25/25
@ 100*(b)(c) ..................... 86
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$ 338,933 GS Mortgage-Backed Securities Trust, Series
2021-GR2, Class A6, 2.50%, 2/25/52, Callable
2/25/45 @ 100*(a)(b) ............... $ 301,092
765,922 GS Mortgage-Backed Securities Trust, Series
2021-PJ7, Class A8, 2.50%, 1/25/52, Callable
3/25/47 @ 100*(a)(b) ............... 678,606
740,786 GS Mortgage-Backed Securities Trust, Series
2022-MM1, Class A8, 2.50%, 7/25/52,
Callable 3/25/49 @ 100*(a)(b) ......... 654,687
573,079 JPMorgan Mortgage Trust, Series 2019-6, Class
A5, 3.50%, 12/25/49, Callable 3/25/25 @
100*(a)(b) ...................... 521,660
12,830 JPMorgan Mortgage Trust, Series 2004-S2, Class
4A5, 6.00%, 11/25/34, Callable 3/25/25 @
100* .......................... 11,676
708,201 Mello Mortgage Capital Acceptance, Series 2021-
MTG2, Class A10, 2.50%, 6/25/51, Callable
4/25/41 @ 100*(a)(b) ............... 631,035
62,099 RAAC Trust, Series 2004-SP2, Class A22, 6.00%,
1/25/32, Callable 3/25/25 @ 100* ....... 56,169
702,219 Starwood Mortgage Residential Trust, Series
2021-5, Class A1, 1.92%, 9/25/66, Callable
3/25/25 @ 100*(a)(b) ............... 593,279
7,865 Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL2, Class A, 3.36%,
1/25/31, Callable 3/25/25 @ 100*(a) ..... 7,576
36,633 TBW Mortgage-Backed Trust, Series 2006-2,
Class 7A1, 7.00%, 7/25/36, Callable 3/25/25
@ 100* ........................ 4,122
15,985 WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-RA1, Class 2A, 7.00%, 3/25/34,
Callable 3/25/25 @ 100* ............. 16,357
570,825 Wells Fargo Mortgage Backed Securities Trust,
Series 2021-2, Class A3, 2.50%, 6/25/51,
Callable 8/25/47 @ 100*(a)(b) ......... 502,915
186,737 Wells Fargo Mortgage Backed Securities Trust,
Series 2019-3, Class A1, 3.50%, 7/25/49,
Callable 3/25/25 @ 100*(a)(b) ......... 169,162
89,769 WinWater Mortgage Loan Trust, Series 2015-1,
Class A1, 3.50%, 1/20/45, Callable 3/20/25 @
100*(a)(b) ...................... 83,237
5,409,471
Subprime Mortgage Backed Securities (0.2%)
107,107 Towd Point Mortgage Trust, Series 2017-6, Class
A1, 2.75%, 10/25/57, Callable 1/25/30 @
100*(a)(b) ...................... 104,638
32,718 Towd Point Mortgage Trust, Series 2018-1, Class
A1, 3.00%, 1/25/58, Callable 4/25/30 @
100*(a)(b) ...................... 32,212
96,221 Towd Point Mortgage Trust, Series 2018-2, Class
A1, 3.25%, 3/25/58, Callable 12/25/28 @
100*(a)(b) ...................... 94,575
231,425
U.S. Government Agency Mortgage Backed Securities (19.4%)
1,206,557 Fannie Mae, 4.00%, 9/1/52, Pool #MA4732 ... 1,131,854
112 Fannie Mae, 5.00%, 8/1/33, Pool #730856 ... 111
65 Fannie Mae, 5.00%, 7/1/35, Pool #832198 ... 66
1,111,949 Fannie Mae, 5.00%, 8/1/53, Pool #FS5659 ... 1,095,278
78 Fannie Mae, 5.50%, 2/1/33, Pool #683351 ... 80
53 Fannie Mae, 5.50%, 9/1/34, Pool #725773 ... 54
1,238,720 Fannie Mae, 5.50%, 3/1/53, Pool #MA4941 ... 1,244,625

Continued
Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$ 1,109,106 Fannie Mae, 5.50%, 2/1/54, Pool #CB7991 ... $ 1,113,102
995 Fannie Mae, 6.56% (H15T1Y + 231 bps),
12/1/27, Pool #422279 .............. 998
670,825 Fannie Mae REMIC, Series 2021-52, Class JC,
1.25%, 7/25/51 ................... 549,596
175,194 Fannie Mae REMIC, Series 2012-111, Class EC,
2.00%, 12/25/41 .................. 161,787
80,619 Fannie Mae REMIC, Series 2013-23, Class AB,
2.00%, 2/25/43 ................... 73,537
266,699 Fannie Mae REMIC, Series 2020-54, Class TA,
2.00%, 5/25/43 ................... 251,971
83,973 Fannie Mae REMIC, Series 2012-30, Class CB,
2.25%, 10/25/41 .................. 79,957
58,411 Fannie Mae REMIC, Series 2010-100, Class LA,
2.50%, 7/25/40 ................... 55,552
126,398 Fannie Mae REMIC, Series 2012-104, Class QC,
2.50%, 5/25/42 ................... 117,108
31,468 Fannie Mae REMIC, Series 2014-61, Class P,
2.50%, 7/25/44 ................... 28,749
126,281 Fannie Mae REMIC, Series 2020-2, Class JD,
2.50%, 2/25/50 ................... 107,788
115,565 Fannie Mae REMIC, Series 2014-33, Class PE,
3.00%, 4/25/43 ................... 112,475
163,341 Fannie Mae REMIC, Series 2015-59, Class LM,
3.00%, 7/25/45 ................... 152,146
662,454 Fannie Mae REMIC, Series 2018-94, Class ZE,
3.50%, 1/25/49 ................... 605,480
1,248,688 Fannie Mae REMIC, Series 2010-150, Class ZA,
4.00%, 1/25/41 ................... 1,194,355
381,013 Fannie Mae REMIC, Series 2022-35, Class CK,
4.00%, 3/25/47 ................... 368,381
853,073 Fannie Mae REMIC, Series 2022-61, Class D,
4.00%, 6/25/44 ................... 837,615
869,084 Fannie Mae REMIC, Series 2023-19, Class BA,
5.00%, 12/25/50 .................. 877,714
1,727,748 Fannie Mae REMIC, Series 2023-16, Class VE,
5.50%, 3/25/34 ................... 1,763,378
698,543 Fannie Mae REMIC, Series 2024-12, Class BA,
5.50%, 10/25/45 .................. 711,594
434 Fannie Mae REMIC, Series 1998-36, Class ZB,
6.00%, 7/18/28 ................... 440
7,000 Fannie Mae REMIC Trust, Series 2002-W11,
Class AF5, 4.98%, 11/25/32, Callable 3/25/25
@ 100*(b)(c) ..................... 6,953
11,975 Fannie Mae Trust, Series 2003-W6, Class 6A,
4.71%, 8/25/42, Callable 3/25/25 @ 100*(b) 11,748
1,167,866 Freddie Mac, 5.00%, 12/1/53, Pool #SD8382 . 1,149,332
1,183,354 Freddie Mac, 5.50%, 5/1/54, Pool #SD8431 .. 1,184,607
61 Freddie Mac, 6.00%, 7/1/35, Pool #A36085 ... 62
388 Freddie Mac, 6.50%, 2/1/36, Pool #G08113 .. 404
47,647 Freddie Mac REMIC, Series 4019, Class GB,
2.00%, 12/15/41 .................. 44,975
34,720 Freddie Mac REMIC, Series 4461, Class EA,
2.00%, 7/15/37 ................... 34,029
56,584 Freddie Mac REMIC, Series 3913, Class PC,
2.50%, 3/15/41 ................... 55,768
738,298 Freddie Mac REMIC, Series 4893, Class PD,
2.50%, 5/15/49 ................... 643,826
64,826 Freddie Mac REMIC, Series 3721, Class PE,
3.50%, 9/15/40 ................... 63,080
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$ 22,854 Freddie Mac REMIC, Series 3780, Class MK,
3.50%, 10/15/40 .................. $ 22,225
1,102,834 Freddie Mac REMIC, Series 5303, Class B,
5.50%, 6/25/45 ................... 1,117,446
1,159,499 Freddie Mac REMIC, Series 5331, Class BV,
5.50%, 6/25/34 ................... 1,185,953
385 Freddie Mac REMIC, Series 2148, Class ZA,
6.00%, 4/15/29 ................... 390
2,643 Freddie Mac REMIC, Series 2036, Class PD,
6.50%, 3/15/28 ................... 2,692
142,240 Government National Mortgage Assoc., Series
2013-69, Class NA, 2.00%, 9/20/42 ..... 127,004
139,295 Government National Mortgage Assoc., Series
2009-94, Class KB, 3.00%, 9/16/39 ...... 134,767
64,527 Government National Mortgage Assoc., Series
2011-46, Class GJ, 3.25%, 1/16/41(b) .... 61,550
5,258 Government National Mortgage Assoc., Series
2009-93, Class HG, 4.00%, 9/16/39 ..... 5,199
982,759 Government National Mortgage Assoc., Series
2022-205, Class UA, 5.00%, 5/20/52 ..... 991,008
1,072,726 Government National Mortgage Assoc., Series
2023-47, Class AQ, 5.00%, 6/20/48 ..... 1,081,665
1,240,176 Government National Mortgage Assoc., Series
2024-64, Class BQ, 5.00%, 4/20/54 ..... 1,249,871
1,759 Government National Mortgage Assoc., 7.00%,
7/15/29, Pool #490215 .............. 1,774
1,128,366 Government National Mortgage Association, 155,
Class CLASS : NC, 4.00%, 5/20/54 ...... 1,088,543
22,900,662
Total Mortgage Backed Securities (Cost $29,864,525) ........ 29,073,864
Commercial Mortgage Backed Securities (1.1%)
Alt-A - Fixed Rate Mortgage Backed Securities (1.0%)
1,250,000 JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class A5, 3.72%, 3/15/50,
Callable 4/15/27 @ 100* ............. 1,223,604
U.S. Government Agency Mortgage Backed Securities (0.1%)
77,499 Fannie Mae, Series 2018-M12, Class A1, 3.55%,
8/25/30 ........................ 76,970
Total Commercial Mortgage Backed Securities (Cost $1,236,082) . 1,300,574
Corporate Bonds (19.7%)
Air Freight & Logistics (0.6%)
637,617 United Airlines Pass-Through Trust, Series 2020-
1, Class A, 5.88%, 10/15/27 .......... 648,766
Banks (3.7%)
2,475,000 Bank of America Corp., 3.31% (SOFR + 158 bps),
4/22/42, Callable 4/22/41 @ 100 * ...... 1,908,062
1,550,000 JPMorgan Chase & Co., 2.52% (SOFR + 204
bps), 4/22/31, Callable 4/22/30 @ 100 * .. 1,388,021
1,350,000 Wells Fargo & Co., 3.07% (SOFR + 253 bps),
4/30/41, Callable 4/30/40 @ 100 * ...... 1,018,855
4,314,938
Beverages (0.6%)
800,000 PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29
@ 100 * ........................ 738,742
Capital Markets (1.0%)
1,200,000 Morgan Stanley, 4.89% (SOFR + 208 bps),
7/20/33, Callable 7/20/32 @ 100 * ...... 1,183,875
Electric Utilities (2.0%)
1,000,000 Entergy Mississippi LLC, 3.25%, 12/1/27,
Callable 9/1/27 @ 100 * ............. 972,323

Continued
Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Bond Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Electric Utilities, continued:
$ 1,420,000 Texas Electric Market Stabilization Funding N
LLC, Series A-3, 5.06%, 8/1/46 (a) ...... $ 1,377,467
2,349,790
Electrical Equipment (0.9%)
1,250,000 Emerson Electric Co., 2.20%, 12/21/31, Callable
9/21/31 @ 100 * .................. 1,073,469
Financial Services (0.7%)
770,000 The Western Union Co., 6.20%, 11/17/36 .... 789,025
Food Products (1.8%)
1,059,000 Conagra Brands, Inc., 4.60%, 11/1/25, Callable
9/1/25 @ 100 * ................... 1,058,543
320,000 Mars, Inc., 0.88%, 7/16/26, Callable 6/16/26 @
100 *(a) ........................ 305,228
825,000 Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100
*(a) ........................... 769,853
2,133,624
Health Care Providers & Services (0.8%)
300,000 Montefiore Medical Center, 2.15%, 10/20/26,
Callable 4/20/26 @ 100 * ............ 292,224
860,000 UnitedHealth Group, Inc., 3.50%, 8/15/39,
Callable 2/15/39 @ 100 * ............ 700,547
992,771
Household Durables (0.9%)
1,120,000 Harman International Industries, Inc., 4.15%,
5/15/25, Callable 4/4/25 @ 100 * ....... 1,117,312
Oil, Gas & Consumable Fuels (1.7%)
762,513 Evergy Missouri West Storm Funding I LLC,
Series A-1, 5.10%, 12/1/38 ........... 772,197
1,200,000 Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 5/1/31 ................ 1,212,058
1,984,255
Passenger Airlines (0.7%)
844,665 Alaska Airlines Pass-Through Trust, Series 2020-
1, 4.80%, 2/15/29 (a) ............... 844,135
Semiconductors & Semiconductor Equipment (1.8%)
2,178,000 Broadcom, Inc., 4.15%, 11/15/30, Callable
8/15/30 @ 100 * .................. 2,110,829
Specialized REITs (1.5%)
1,780,000 SBA Tower Trust, 1.88%, 1/15/26, Callable 4/4/25
@ 100 *(a) ...................... 1,735,080
Specialty Retail (1.0%)
1,165,000 General Motors Financial Co., Inc., 5.90%,
1/7/35, Callable 10/7/34 @ 100 * ....... 1,172,263
Total Corporate Bonds (Cost $25,117,048) .................. 23,188,874
Taxable Municipal Bonds (6.3%)
Indiana (1.0%)
1,025,000 Indiana Finance Authority Revenue, Series B,
6.60%, 2/1/39 .................... 1,149,213
Kentucky (0.6%)
320,000 Lexington-Fayette Urban County Airport Board
Revenue, Series A, 2.84%, 7/1/31 ....... 288,617
430,000 Lexington-Fayette Urban County Airport Board
Revenue, Series A, 2.84%, 7/1/31 ....... 391,480
680,097
Michigan (0.1%)
190,000 Michigan State Housing Development Authority
Revenue, Series B, 2.72%, 10/1/35,
Continuously Callable @100 .......... 169,658
Shares or
Principal
Amount Security Description Value
Taxable Municipal Bonds, continued:
Oklahoma (1.8%)
$ 500,000 Grand River Dam Authority Revenue, 4.55%,
6/1/39, Continuously Callable @100 ..... $ 475,316
1,650,000 The University of Oklahoma Revenue, 3.87%,
7/1/32, Continuously Callable @100 ..... 1,595,861
2,071,177
Texas (2.8%)
785,000 Texas Department of Transportation State Highway
Fund Revenue, 5.18%, 4/1/30 .......... 800,125
1,204,977 Texas Natural Gas Securitization Finance Corp.
Revenue, 5.10%, 4/1/35 ............. 1,228,079
1,300,000 Texas Natural Gas Securitization Finance Corp.
Revenue, 5.17%, 4/1/41 ............. 1,323,704
3,351,908
Total Taxable Municipal Bonds (Cost $7,718,705) .............. 7,422,053
U.S. Government Agency Securities (6.9%)
Federal Farm Credit Banks Funding Corp.
1,000,000 1.32% , 9/9/30 , Callable 3/11/25 @ 100 * .... 855,487
1,625,000 2.00% , 9/27/33 , Callable 3/11/25 @ 100 * ... 1,330,417
1,408,000 2.15% , 3/7/36 , Callable 3/11/25 @ 100 * .... 1,102,900
1,350,000 2.23% , 3/12/35 , Callable 3/11/25 @ 100 * ... 1,086,735
1,150,000 2.32% , 1/26/32 , Callable 3/11/25 @ 100 * ... 1,001,372
1,220,000 2.75% , 2/2/37 , Callable 3/11/25 @ 100 * .... 1,001,898
6,378,809
Federal Home Loan Banks
1,000,000 1.00% , 2/11/36 , Callable 5/11/25 @ 100 *(b) . 803,411
1,170,000 1.50% , 2/25/36 , Callable 5/25/25 @ 100 *(b) . 928,549
1,731,960
Total U.S. Government Agency Securities (Cost $8,694,796) ....... 8,110,769
U.S. Treasury Obligations (20.0%)
U.S. Treasury Bonds
19,465,000 3.13% , 8/15/44 ..................... 15,781,097
4,424,000 4.25% , 8/15/54 ..................... 4,223,537
20,004,634
U.S. Treasury Notes
3,576,000 4.13%, 11/15/32 .................... 3,569,295
Total U.S. Treasury Obligations (Cost $24,827,723) ............. 23,573,929
Investment in Affiliates (2.2%)
2,624,636 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.33%(d) ......... 2,624,636
Total Investment in Affiliates (Cost $2,624,636) ................ 2,624,636
Total Investments (Cost $122,571,668) — 99.6% .............. 117,524,297
Other assets in excess of liabilities — 0.4% ................. 426,084
Net Assets - 100.0% ................................. $ 117,950,381

Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Bond Fund

See notes to financial statements.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at February 28, 2025.
(c) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2025.
(d) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2025.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
^ Represents less than 0.05%.
† Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
BPS Basis Points
H15T1Y 1  Year Treasury Constant Maturity Rate
REMIC Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate

Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Strategic Enhanced Yield Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Mortgage Backed Securities† (32.0%)
Prime Fixed Mortgage Backed Securities (1.4%)
$ 366,726 Brean Asset Backed Securities Trust, Series 2021-
RM1, Class M1, 1.60%, 10/25/63, Callable
9/25/27 @ 100*(a) ................. $ 308,636
U.S. Government Agency Mortgage Backed Securities (30.6%)
195,200 Fannie Mae, 3.00%, 6/1/52, Pool #MA4624 ... 169,956
74,586 Fannie Mae, 3.50%, 5/1/52, Pool #MA4600 ... 67,591
213,996 Fannie Mae, 3.50%, 7/1/52 , Pool #CB4115 ... 193,925
106,147 Fannie Mae, 3.50%, 10/1/52, Pool #MA4782 .. 96,274
214,690 Fannie Mae, 4.00%, 9/1/52, Pool #MA4732 ... 201,397
114,824 Fannie Mae, 4.00%, 5/1/53, Pool #MA5027 ... 107,542
231,253 Fannie Mae, 4.50% , 10/1/52, Pool #MA4784 .. 222,996
263,492 Fannie Mae, 4.50%, 11/1/52, Pool #CB5266 .. 253,954
99,612 Fannie Mae, 4.50%, 11/1/52, Pool #MA4805 .. 96,032
69,869 Fannie Mae, 4.50%, 12/1/52, Pool #MA4840 .. 67,379
95,803 Fannie Mae , 4.50%, 4/1/54, Pool #MA5326 ... 92,274
146,125 Fannie Mae, 5.00%, 4/1/53, Pool #CB6599 ... 144,017
404,778 Fannie Mae, 5.00%, 7/1/53, Pool #MA5071 ... 398,855
198,604 Fannie Mae, 5.00%, 10/1/53, Pool #MA5164 .. 195,534
299,297 Fannie Mae, 5.00%, 11/1/53, Pool #MA5189 .. 294,548
198,343 Fannie Mae, 5.00%, 2/1/54, Pool #MA5270 ... 195,073
166,142 Fannie Mae, 5.00%, 3/1/54, Pool #MA5294 ... 163,402
206,006 Fannie Mae, 5.00%, 11/1/54, Pool #MA5530 .. 202,609
149,591 Fannie Mae, 5.00%, 2/1/55, Pool #MA5613 ... 147,124
323,743 Fannie Mae, 5.50%, 3/1/54, Pool #MA5296 ... 324,086
237,332 Fannie Mae, 5.50%, 5/1/54, Pool #MA5353 ... 238,243
500,921 Fannie Mae, 5.50%, 6/1/54, Pool #MA5388 ... 501,452
116,240 Freddie Mac, 3.00%, 6/1/52, Pool #SD8220 .. 101,250
102,895 Freddie Mac, 3.50%, 7/1/52, Pool #SD8226 .. 93,336
190,475 Freddie Mac, 4.00%, 11/1/52, Pool #SD8265 . 178,587
125,314 Freddie Mac, 4.00%, 1/1/53 , Pool #SD8286 .. 117,449
251,356 Freddie Mac, 4.50%, 7/1/52, Pool #SD8231 .. 242,100
51,101 Freddie Mac, 4.50%, 10/1/52, Pool #SD8257 . 49,276
162,674 Freddie Mac, 4.50%, 9/1/53, Pool #SD8360 .. 156,707
206,051 Freddie Mac , 4.50%, 10/1/53, Pool #SD8365 . 198,494
178,934 Freddie Mac, 5.00%, 10/1/52, Pool #SD8258 . 176,576
67,717 Freddie Mac, 5.50%, 4/1/53, Pool #SD8316 .. 67,956
247,709 Freddie Mac, 5.50%, 10/1/53, Pool #SD8367 . 249,043
201,033 Freddie Mac, 5.50%, 5/1/54, Pool #SD8431 .. 201,246
101,492 Freddie Mac, 5.50%, 11/1/54, Pool #SD8475 . 101,600
189,195 Government National Mortgage Assoc., 3.50%,
10/20/52, Pool #MA8345 ............ 173,856
97,140 Government National Mortgage Assoc., 4.00%,
12/20/52, Pool #MA8488 ............ 91,530
201,878 Government National Mortgage Assoc., 4.50%,
9/20/52, Pool #786335 .............. 195,633
121,229 Government National Mortgage Assoc., 5.50%,
4/20/53, Pool #MA8801 ............. 121,863
6,890,765
Total Mortgage Backed Securities (Cost $7,199,939) ......... 7,199,401
Corporate Bonds (18.2%)
Automobiles (1.3%)
300,000 General Motors Financial Co., Inc., 5.05%,
4/4/28 ......................... 300,404
Banks (2.7%)
90,000 Bank of America Corp., 3.42% (TSFR3M + 130
bps), 12/20/28, Callable 12/20/27 @ 100 * . 86,906
100,000 Bank of America Corp., 5.29% (SOFR + 191 bps),
4/25/34, Callable 4/25/33 @ 100 * ...... 100,589
140,000 Citigroup, Inc., 4.41% (SOFR + 391 bps) ,
3/31/31, Callable 3/31/30 @ 100 * ...... 136,364
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Banks, continued:
$ 90,000 JPMorgan Chase & Co., 6.40%, 5/15/38 .... $ 100,065
90,000 Wells Fargo & Co., 5.21% (SOFR + 138 bps),
12/3/35, Callable 12/3/34 @ 100 * ...... 89,534
100,000 Wells Fargo & Co., 5.57% (SOFR + 174 bps),
7/25/29, Callable 7/25/28 @ 100 * ...... 102,500
615,958
Capital Markets (1.5%)
140,000 Morgan Stanley, 4.43% (TSFR3M + 189 bps),
1/23/30, Callable 1/23/29 @ 100 * ...... 138,077
120,000 Morgan Stanley, 5.25% (SOFR + 187 bps ),
4/21/34, Callable 4/21/33 @ 100 * ...... 120,493
90,000 The Goldman Sachs Group, Inc., 5.23% (SOFR +
82 bps), 9/10/27, Callable 9/10/26 @ 100 * 90,227
348,797
Chemicals (0.9%)
200,000 Orbia Advance Corp. SAB de CV, 4.00%, 10/4/27,
Callable 7/4/27 @ 100 *(b) ........... 192,215
Consumer Finance (0.7%)
140,000 Hyundai Capital America, 6.50%, 1/16/29,
Callable 12/16/28 @ 100 *(b) .......... 147,805
Consumer Staples Distribution & Retail (0.9%)
200,000 Viking Baked Goods Acquisition Corp., 8.63%,
11/1/31, Callable 11/1/27 @ 104 *(b) .... 194,724
Diversified Telecommunication Services (0.8%)
200,000 Discovery Communications LLC, 3.63%, 5/15/30,
Callable 2/15/30 @ 100 * ............ 181,493
Energy Equipment & Services (0.5%)
100,000 Summit Midstream Holdings LLC, 8.63%,
10/31/29, Callable 7/31/26 @ 104 *(b) ... 105,134
Financial Services (1.1%)
250,000 Ford Motor Credit Co. LLC, 6.80%, 11/7/28,
Callable 10/7/28 @ 100 * ............ 259,400
Media (0.7%)
150,000 Univision Communications, Inc., 6.63%, 6/1/27,
Callable 3/15/25 @ 102 *(b) .......... 150,310
Metals & Mining (0.8%)
80,000 Cleveland-Cliffs, Inc., 6.75%, 4/15/30, Callable
4/15/26 @ 103 *(b) ................ 80,094
100,000 Cleveland-Cliffs, Inc., 7.38%, 5/1/33, Callable
5/1/28 @ 104 *(b) ................. 100,412
180,506
Oil, Gas & Consumable Fuels (5.4%)
80,000 Civitas Resources, Inc., 8.63%, 11/1/30, Callable
11/1/26 @ 104 *(b) ................ 84,226
160,000 Kinder Morgan Energy Partners LP, 5.63%,
9/1/41 ......................... 154,805
200,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103 *(b) ............... 204,621
200,000 Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29,
Callable 8/15/26 @ 104 *(b) .......... 196,292
100,000 Moss Creek Resources Holdings, Inc., 8.25%,
9/1/31, Callable 9/1/27 @ 104 *(b) ...... 100,499
90,000 Range Resources Corp., 8.25%, 1/15/29, Callable
3/20/25 @ 103 * .................. 92,678
200,000 SierraCol Energy Andina LLC, 6.00%, 6/15/28 ,
Callable 4/4/25 @ 103 *(b) ........... 187,370
200,000 Vital Energy, Inc., 7.88%, 4/15/32, Callable
4/15/27 @ 104 *(b) ................ 192,796
1,213,287

Continued
Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Strategic Enhanced Yield Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Corporate Bonds, continued:
Technology Hardware, Storage & Peripherals (0.4%)
$ 120,000 Apple, Inc., 3.95%, 8/8/52, Callable 2/8/52 @
100 * .......................... $ 97,650
Wireless Telecommunication Services (0.5%)
100,000 Sprint Capital Corp., 8.75%, 3/15/32 ....... 120,309
Total Corporate Bonds (Cost $4,076,951) ................... 4,107,992
U.S. Treasury Obligations (35.9%)
U.S. Treasury Bonds
750,000 1.88% , 11/15/51 .................... 436,289
200,000 2.13% , 2/15/54 ..................... 200,001
600,000 3.00% , 2/15/48 ..................... 460,852
70,000 3.63% , 2/15/44 ..................... 61,584
352,000 3.88% , 5/15/43 ..................... 322,699
356,000 4.50% , 2/15/36 ..................... 366,666
150,000 4.63% , 5/15/44 ..................... 151,137
315,000 4.75% , 2/15/41 ..................... 325,791
2,325,019
U.S. Treasury Notes
300,000 1.63% , 10/15/29 .................... 303,777
1,700,000 1.63% , 5/15/31 ..................... 1,470,898
450,000 1.88% , 7/15/34 ..................... 455,267
270,000 2.88% , 5/15/32 ..................... 248,832
250,000 3.88% , 8/15/34 ..................... 243,164
500,000 4.00% , 2/15/34 ..................... 492,031
1,000,000 4.38% , 5/15/34 ..................... 1,011,602
1,500,000 4.63% , 2/15/35 ..................... 1,547,813
5,773,384
Total U.S. Treasury Obligations (Cost $8,027,517) .............. 8,098,403
Yankee Debt Obligations (12.5%)
Automobile Components (0.7%)
200,000 Nemak SAB de CV, 3.63%, 6/28/31, Callable
3/28/31 @ 100 *(b) ................ 161,162
Capital Markets (0.4%)
100,000 International Bank for Reconstruction &
Development, 4.50%, 8/28/34, Callable
8/28/27 @ 100 * .................. 98,253
Containers & Packaging (0.8%)
200,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC, 3.25%,
9/1/28, Callable 4/4/25 @ 102 *(b) ...... 182,349
Hotels, Restaurants & Leisure (1.9%)
200,000 Alsea SAB de CV, 7.75%, 12/14/26, Callable
4/4/25 @ 102 *(b) ................. 200,927
250,000 Grupo Posadas SAB de CV, 7.00%, 12/30/27,
Callable 3/15/25 @ 100 *(b)(c) ......... 233,652
434,579
Industrial Conglomerates (0.9%)
200,000 KUO SAB de CV, 5.75%, 7/7/27, Callable 4/4/25
@ 101 *(b) ...................... 198,582
Metals & Mining (1.3%)
200,000 Alcoa Nederland Holding BV, 5.50%, 12/15/27,
Callable 4/4/25 @ 101 *(b) ........... 198,515
100,000 Hudbay Minerals, Inc., 6.13%, 4/1/29, Callable
4/4/25 @ 102 *(b) ................. 99,872
298,387
Oil, Gas & Consumable Fuels (1.2%)
270,000 Petroleos Mexicanos, 6.50%, 3/13/27 ...... 264,621
Shares or
Principal
Amount Security Description Value
Yankee Debt Obligations, continued:
Sovereign Bond (4.3%)
$ 200,000 Brazilian Government International Bond, 4.63%,
1/13/28, Callable 10/13/27 @ 100 * ..... $ 196,101
100,000 Dominican Republic International Bond, 5.95%,
1/25/27 (b) ...................... 100,520
200,000 Guatemala Government Bond, 4.38%, 6/5/27 . 193,743
200,000 Leviathan Bond, Ltd., 6.50%, 6/30/27, Callable
12/30/26 @ 100 *(b) ............... 197,517
200,000 Panama Government International Bond, 3.16%,
1/23/30, Callable 10/23/29 @ 100 * ..... 172,521
100,000 Romanian Government International Bond, 5.88%,
1/ 30/29 (b) ...................... 99,716
960,118
Wireless Telecommunication Services (1.0%)
225,000 Millicom International Cellular SA, 5.13%,
1/15/28, Callable 4/4/25 @ 101 *(b) ..... 217,949
Total Yankee Debt Obligations (Cost $2,801,296) .............. 2,816,000
Investment in Affiliates (2.5%)
560,950 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.33%(d) ......... 560,950
Total Investment in Affiliates (Cost $560,950) ................. 560,950
Total Investments (Cost $22,666,653) — 101.1% .............. 22,782,746
Liabilities in excess of other assets — (1.1)% ................ (257,274)
Net Assets - 100.0% ................................. $ 22,525,472

Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Strategic Enhanced Yield Fund

See notes to financial statements.
Concluded
(a) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2025, illiquid securities were 1.4% of the Fund's net assets.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate presented is the rate in effect at February 28, 2025.
(d) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2025.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
† Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
BPS Basis Points
PLC Public Limited Company
SOFR Secured Overnight Financing Rate
TSFR3M CME Term Secured Overnight Financing Rate 3-Month

Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Ultra Short Tax-Free Income Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Municipal Bonds (103.1%)
Colorado (3.8%)
$ 475,000 City of Colorado Springs CO Utilities System
Revenue, Series C, 1.75%, 11/1/40,
Continuously Callable @100(a) ......... $ 475,000
District of Columbia (8.3%)
500,000 District of Columbia Revenue, 1.90%, 11/1/45,
Continuously Callable @100(a) ......... 500,000
530,000 Metropolitan Washington Airports Authority
Aviation Revenue, 1.85%, 10/1/39,
Continuously Callable @100(a) ......... 530,000
1,030,000
Florida (1.6%)
200,000 County of Palm Beach FL Revenue, 1.89%,
7/1/32, Callable 4/1/25 @ 100*(a) ....... 200,000
Hawaii (2.5%)
310,000 State of Hawaii, GO, 5.00%, 10/1/26,
Continuously Callable @100 .......... 314,057
Illinois (7.9%)
400,000 Huntley Park District, GO, 5.00%, 12/30/25, BAM 406,114
265,000 Richland County Community Unit School District
No. 1, GO, 5.00%, 12/1/25, BAM ....... 268,661
305,000 West Chicago Park District, GO, Series A, 5.00% ,
12/1/25, BAM .................... 309,011
983,786
Indiana (10.6%)
390,000 Center Grove Community School Corp., GO,
5.00%, 1/1/26, ST INTERCEPT ......... 394,766
400,000 Lafayette School Corp., GO, 5.00%, 1/15/26, ST
INTERCEPT ...................... 405,097
250,000 MSD Warren Township Vision 2005 School
Building Corp. Revenue, 5.00%, 7/10/25, ST
INTERCEPT ...................... 251,667
265,000 South Putnam High School Building Corp.
Revenue, 5.00%, 7/15/25, ST INTERCEPT .. 266,675
1,318,205
Mississippi (4.0%)
500,000 Mississippi Business Finance Corp. Revenue,
Series C, 1.05%, 12/1/30, Callable 4/1/25 @
100*(a) ........................ 500,000
Ohio (30.0%)
425,000 American Municipal Power, Inc. Revenue, 4.25%,
11/6/25 ........................ 427,740
Shares or
Principal
Amount Security Description Value
Municipal Bonds, continued:
Ohio, continued:
$ 500,000 City of Fairview Park OH, GO , 5.00%, 11/13/25 $ 505,218
400,000 City of Parma OH, GO, 5.25%, 7/31/25(b) .... 402,984
525,000 City of Springfield OH, GO, 5.13%, 3/27/25 ... 525,666
400,000 City of Warrensville Heights OH, GO, 4.50%,
6/25/25(b) ...................... 401,112
400,000 City of Wyoming OH, GO, 3.88%, 10/15/25 ... 401,942
469,000 County of Lake OH, GO, 4.25%, 11/6/25 ..... 472,043
400,000 County of Tr umbull OH, GO, 4.00%, 3/12/26 .. 403,544
200,000 Ohio Higher Educational Facility Commission
Revenue, 5.00%, 11/1/32, Continuously
Callable @100 .................... 200,677
3,740,926
Tennessee (4.9%)
250,000 City of Dyersburg TN, GO, 5.00%, 6/1/25, AGC 251,138
360,000 Montgomery County Public Building Authority
Revenue, 1.96%, 11/1/27, Callable 4/1/25 @
100*(a) ........................ 360,000
611,138
Texas (14.8%)
430,000 City of Austin TX Revenue, Series B, 1.83%,
11/15/29, Continuously Callable @100(a) .. 430,000
385,000 San Antonio Water System Revenue, 5.00%,
5/15/34, Continuously Callable @100 .... 386,658
500,000 Sonterra Municipal Utility District, GO, 5.00%,
8/15/25, AGC .................... 504,335
515,000 Waxahachie Independent School District, GO,
5.00%, 8/15/25 , PSF-GTD ............ 520,159
1,841,152
Wisconsin (14.7%)
400,000 Cambridge School District Revenue, 4.50%,
9/3/25 ......................... 401,247
510,000 County of Vilas WI, GO, 5.00%, 3/1/25 ...... 510,024
500,000 PMA Levy & Aid Anticipation Notes Program
Revenue, Series B, 5.00%, 6/27/25 ...... 503,252
410,000 Village of Fox Crossing WI, GO, 5.00%, 4/1/25 410,729
1,825,252
Total Municipal Bonds (Cost $12,829,258) .................. 12,839,516
Investment in Affiliates (0.9%)
106,509 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.33%(c) ......... 106,509
Total Investment in Affiliates (Cost $106,509) ................. 106,509
Total Investments (Cost $12,935,767) — 104.0% .............. 12,946,025
Liabilities in excess of other assets — (4.0)% ................ (502,081)
Net Assets - 100.0% ................................. $ 12,443,944
(a) Interest rate is determined by the Remarketing Agent.  The rate presented is the rate in effect at February 28, 2025.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2025.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
AGC Assured Guaranty Corporation
BAM Build America Mutual Assurance Company
GO General Obligation
PSF-GTD Public School Fund Guaranteed
ST INTERCEPT State Intercept

Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
World Energy Fund

See notes to financial statements.
Shares or
Principal
Amount Security Description Value
Common Stocks (94.7%)
Aerospace & Defense (5.0%)
25,000 BWX Technologies, Inc. ................ $ 2,599,250
8,500 Curtiss-Wright Corp. .................. 2,734,110
5,333,360
Electric Utilities (1.0%)
685 ALLETE, Inc. ....................... 44,998
333 Constellation Energy Corp. .............. 83,431
101 Duke Energy Corp. ................... 11,866
253 Fortis, Inc. ........................ 11,102
102 IDACORP, Inc. ...................... 12,027
447 MGE Energy, Inc. .................... 41,026
153 NextEra Energy, Inc. .................. 10,736
23,000 Oklo, Inc.(a) ....................... 767,970
518 Otter Tail Corp. ...................... 41,300
705 The Southern Co. .................... 63,302
1,087,758
Electrical Equipment (9.9%)
19,500 GE Vernova, Inc. ..................... 6,536,010
4,000 Hubbell, Inc. ....................... 1,486,360
45,000 NuScale Power Corp.(a) ................ 773,550
19,000 Vertiv Holdings Co., Class A ............. 1,808,230
10,604,150
Energy Equipment & Services (10.6%)
80,349 Baker Hughes Co. .................... 3,582,762
310 Halliburton Co. ..................... 8,175
298 Helmerich & Payne, Inc. ................ 7,900
428 Noble Corp. PLC .................... 11,085
495 Schlumberger NV .................... 20,622
40,000 Seadrill, Ltd.(a) ..................... 1,018,800
100,000 TechnipFMC PLC .................... 2,944,000
4,383 Tenaris SA ADR ..................... 165,896
40,000 Tidewater, Inc.(a) .................... 1,824,800
219 Valaris, Ltd.(a) ...................... 7,818
30,000 Weatherford International PLC ............ 1,857,300
11,449,158
Gas Utilities (0.4%)
1,151 Atmos Energy Corp. .................. 175,102
558 Chesapeake Utilities Corp. .............. 70,827
2,602 National Fuel Gas Co. ................. 195,670
163 Southwest Gas Holdings, Inc. ............ 12,233
476 UGI Corp. ......................... 16,260
470,092
Independent Power and Renewable Electricity Producers (0.2%)
1,811 Brookfield Renewable Corp. ............. 50,437
1,239 Central Puerto SA ADR, Class A (a) ......... 14,744
1,582 Ormat Technologies, Inc. ............... 110,487
55 Talen Energy Corp.(a) ................. 11,437
187,105
Multi-Utilities (0.1%)
289 Consolidated Edison, Inc. ............... 29,339
1,647 National Grid PLC ADR(a) .............. 102,328
165 Public Service Enterprise Group, Inc. ....... 13,390
112 WEC Energy Group, Inc. ................ 11,949
157,006
Oil, Gas & Consumable Fuels (67.3%)
110,000 Antero Resources Corp.(a) .............. 4,037,000
91,740 Cameco Corp. ADR ................... 4,040,230
950 Canadian Natural Resources, Ltd. ADR ...... 26,856
17,758 Cheniere Energy, Inc. .................. 4,058,768
51 Chevron Corp. ...................... 8,090
180,000 Comstock Resources, Inc.(a) ............. 3,236,400
521 ConocoPhillips ..................... 51,657
Shares or
Principal
Amount Security Description Value
Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
123 Core Natural Resources, Inc. ............. $ 9,133
100,000 Coterra Energy, Inc. ................... 2,699,000
25,000 Diamondback Energy, Inc. .............. 3,974,000
75,303 Enbridge, Inc. ...................... 3,217,697
200,000 Energy Transfer, LP ................... 3,858,000
100,000 Eni SpA ADR ....................... 2,897,000
256 EOG Resources, Inc. .................. 32,497
85,000 EQT Corp. ......................... 4,094,450
35,000 Expand Energy Corp. .................. 3,460,800
12,640 Exxon Mobil Corp. ................... 1,407,211
50,000 Golar LNG, Ltd. ..................... 1,917,000
30,000 Hess Corp. ........................ 4,468,200
105,779 Kinder Morgan, Inc. .................. 2,866,611
140,000 Mach Natural Resources LP ............. 2,079,000
16,294 Marathon Petroleum Corp. .............. 2,447,033
9,803 ONEOK, Inc. ....................... 984,123
525 Peabody Energy Corp. ................. 7,240
11,449 Pembina Pipeline Corp. ................ 445,023
170,000 Permian Resources Corp. ............... 2,395,300
3,411 Phillips 66 ........................ 442,373
34,952 Shell PLC ADR ...................... 2,357,862
5,548 Targa Resources Corp. ................. 1,119,143
13,127 TC Energy Corp. ..................... 587,302
911 Texas Pacific Land Corp. ............... 1,300,862
60,889 The Williams Cos., Inc. ................ 3,542,522
50,000 TotalEnergies SE ADR ................. 3,011,500
50 Valero Energy Corp. .................. 6,536
30,000 Viper Energy, Inc. .................... 1,397,100
72,483,519
Water Utilities (0.2%)
703 American States Water Co. .............. 53,808
328 American Water Works Co., Inc. ........... 44,598
1,122 California Water Service Group ........... 50,995
177 Essential Utilities, Inc. ................. 6,722
179 Middlesex Water Co. .................. 8,973
314 The York Water Co. ................... 10,064
175,160
Total Common Stocks (Cost $86,589,578) ................... 101,947,308
Corporate Bonds (2.2%)
Energy Equipment & Services (1.0%)
$ 715,000 Halliburton Co., 2.92%, 3/1/30, Callable 12/1/29
@ 100 * ........................ 656,672
400,000 Schlumberger Holdings Corp., 3.90%, 5/17/28,
Callable 2/17/28 @ 100 *(b) .......... 391,926
1,048,598
Oil, Gas & Consumable Fuels (1.2%)
463,000 Civitas Resources, Inc., 8.75%, 7/1/31, Callable
7/1/26 @ 104 *(b) ................. 484,135
400,000 Comstock Resources, Inc., 6.75%, 3/1/29,
Callable 3/20/25 @ 102 *(b) .......... 394,087
400,000 Range Resources Corp., 8.25%, 1/15/29, Callable
3/20/25 @ 103 * .................. 411,901
1,290,123
Total Corporate Bonds (Cost $2,320,029) ................... 2,338,721
Yankee Debt Obligations (2.1%)
Energy Equipment & Services (0.7%)
700,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104 *(b) ........................ 709,043

Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
World Energy Fund

See notes to financial statements.
Concluded
The Adviser has determined that 48.0% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.
Shares or
Principal
Amount Security Description Value
Yankee Debt Obligations, continued:
Oil, Gas & Consumable Fuels (1.4%)
$ 725,000 Enbridge, Inc., 1.60%, 10/4/26, Callable 9/4/26
@ 100 * ........................ $ 692,203
868,000 Transocean, Inc., 8.75%, 2/15/30, Callable
2/15/26 @ 104 *(b) ................ 909,165
1,601,368
Total Yankee Debt Obligations (Cost $2,299,463) .............. 2,310,411
Investment in Affiliates (0.9%)
973,966 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.33%(c) ......... 973,966
Total Investment in Affiliates (Cost $973,966) ................. 973,966
Total Investments (Cost $92,183,036) — 99.9% ............... 107,570,406
Other assets in excess of liabilities — 0.1% ................. 109,129
Net Assets - 100.0% ................................. $ 107,679,535
(a) Non-income producing security.
(b) Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2025.
* Represents next call date.  Additional subsequent call dates and amounts may apply to this security.
ADR American Depositary Receipt
PLC Public Limited Company

Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Hedged Equity Income Fund

See notes to financial statements.
Shares Security Description Value
Common Stocks (97.3%)
Aerospace & Defense (1.5%)
1,700 General Dynamics Corp. + ............... $ 429,420
Banks (5.3%)
3,100 JPMorgan Chase & Co. + ............... 820,415
15,000 Truist Financial Corp. + ................. 695,250
1,515,665
Beverages (2.6%)
4,800 PepsiCo, Inc. + ...................... 736,656
Biotechnology (3.5%)
4,800 AbbVie, Inc .+ . ...................... 1,003,344
Broadline Retail (4.4%)
5,900 Amazon.com, Inc. + (a) ................. 1,252,452
Capital Markets (7.5%)
1,100 BlackRock, Inc. + ..................... 1,075,558
8,200 Morgan Stanley + .................... 1,091,502
2,167,060
Chemicals (2.5%)
18,900 Dow, Inc. + ......................... 720,279
Communications Equipment (2.8%)
1,800 Motorola Solutions, Inc. + ............... 792,396
Electric Utilities (2.3%)
5,600 Duke Energy Corp. + .................. 657,944
Electrical Equipment (4.7%)
11,000 Emerson Electric Co. + ................. 1,337,710
Entertainment (1.5%)
3,900 The Walt Disney Co. + ................. 443,820
Financial Services (2.3%)
1,800 Visa, Inc., Class A + ................... 652,878
Health Care Equipment & Supplies (2.8%)
8,700 Medtronic PLC + ..................... 800,574
Health Care Providers & Services (3.5%)
7,700 Cardinal Health, Inc. + ................. 996,996
Hotels, Restaurants & Leisure (2.8%)
2,600 McDonald's Corp. + ................... 801,658
Household Products (1.2%)
2,000 The Procter & Gamble Co. + ............. 347,680
Industrial REITs (1.5%)
12,000 STAG Industrial, Inc. + ................. 431,760
Shares Security Description Value
Common Stocks, continued:
Insurance (2.3%)
5,800 Prudential Financial, Inc. + .............. $ 667,580
Interactive Media & Services (5.3%)
5,800 Alphabet, Inc., Class C + ................ 998,876
800 Meta Platforms, Inc., Class A + ............ 534,560
1,533,436
IT Services (1.7%)
1,400 Accenture PLC, Class A + ............... 487,900
Oil, Gas & Consumable Fuels (5.6%)
4,300 Diamondback Energy, Inc. + .............. 683,528
7,100 Phillips 66 + ........................ 920,799
1,604,327
Pharmaceuticals (3.0%)
11,400 AstraZeneca PLC ADR + ................ 868,794
Semiconductors & Semiconductor Equipment (7.2%)
5,300 Broadcom, Inc. + ..................... 1,056,979
8,000 NVIDIA Corp. + ...................... 999,360
2,056,339
Software (6.7%)
700 Intuit, Inc. + ........................ 429,688
3,800 Microsoft Corp. + .................... 1,508,562
1,938,250
Specialty Retail (3.3%)
2,400 The Home Depot, Inc. + ................ 951,840
Technology Hardware, Storage & Peripherals (6.6%)
7,800 Apple, Inc. + ........................ 1,886,352
Trading Companies & Distributors (2.9%)
10,300 MSC Industrial Direct Co., Inc. + .......... 827,708
Total Common Stocks (Cost $22,077,111) ................... 27,910,818
Purchased Option (0.7%)^
18 S&P 500 Index ...................... 216,000
Total Purchased Option (Cost $235,573) .................... 216,000
Investment in Affiliates (2.1%)
590,402 Cavanal Hill Government Securities Money Market
Fund, Select Shares, 4.33%(b) ......... 590,402
Total Investment in Affiliates (Cost $590,402) ................. 590,402
Total Investments (Cost $22,903,086) — 100.1% .............. 28,717,220
Liabilities in excess of other assets — (0.1)% ................ (22,696)
Net Assets - 100.0% ................................. $ 28,694,524
(a) Non-income producing security.
(b) Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2025.
+ All or a portion of each common stock has been pledged as collateral for outstanding call options written.
ADR American Depositary Receipt
PLC Public Limited Company
^ See Options table below for more details.

Schedule of Portfolio Investments
February 28, 2025 (Unaudited)
Hedged Equity Income Fund

See notes to financial statements.
Concluded
At February 28, 2025, the Fund's exchange traded options purchased were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount
(a)
Fair Value
S&P 500 Index Put 350.00 USD 9/19/25 18 $ 6,300 $ 216,000
Total (Cost $235,573) $ 216,000
At February 28, 2025, the Fund's exchange traded options written were as follows:
Description
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount
(a)
Fair Value
AbbVie, Inc. Call 210.00 USD 5/16/25 24 $ 5,040 $ (19,560)
AbbVie, Inc. Call 195.00 USD 6/20/25 24 4,680 (46,080)
Alphabet, Inc. Call 230.00 USD 2/28/25 15 3,450 (15)
Alphabet, Inc. Call 200.00 USD 3/21/25 15 3,000 (330)
Amazon.com, Inc. Call 245.00 USD 4/17/25 25 6,125 (2,475)
Apple, Inc. Call 205.00 USD 4/17/25 35 7,175 (130,235)
AstraZeneca PLC ADR Call 77.50 USD 3/21/25 72 5,580 (6,120)
AstraZeneca PLC ADR Call 82.50 USD 4/17/25 42 3,465 (2,100)
Broadcom, Inc. Call 270.00 USD 4/17/25 27 7,290 (2,133)
Cardinal Health, Inc. Call 135.00 USD 3/7/25 27 3,645 (405)
Cardinal Health, Inc. Call 140.00 USD 4/17/25 50 7,000 (4,050)
Diamondback Energy, Inc. Call 180.00 USD 4/17/25 14 2,520 (1,652)
Duke Energy Corp. Call 120.00 USD 3/21/25 56 6,720 (5,040)
Emerson Electric Co. Call 125.00 USD 3/21/25 55 6,875 (6,875)
Emerson Electric Co. Call 135.00 USD 3/21/25 55 7,425 (440)
Intuit, Inc. Call 700.00 USD 4/17/25 4 2,800 (680)
JPMorgan Chase & Co. Call 270.00 USD 3/21/25 31 8,370 (11,036)
McDonald's Corp. Call 325.00 USD 3/21/25 13 4,225 (494)
McDonald's Corp. Call 325.00 USD 4/17/25 13 4,225 (2,626)
Medtronic PLC Call 95.00 USD 4/17/25 43 4,085 (3,956)
Meta Plateform, Inc. Call 775.00 USD 3/21/25 4 3,100 (256)
Morgan Stanley Call 145.00 USD 3/28/25 42 6,090 (2,142)
Morgan Stanley Call 110.00 USD 4/17/25 40 4,400 (88,800)
MSC Industrial Direct Co., Inc. Call 90.00 USD 3/21/25 51 4,590 (510)
PepsiCo, Inc. Call 160.00 USD 4/4/25 24 3,840 (2,544)
Phillips 66 Call 135.00 USD 3/21/25 30 4,050 (3,450)
Phillips 66 Call 140.00 USD 3/21/25 41 5,740 (2,255)
Prudential Financial, Inc. Call 125.00 USD 4/17/25 29 3,625 (1,885)
Stag Industrial, Inc. Call 40.00 USD 6/20/25 56 2,240 (2,072)
The Home Depot, Inc. Call 340.00 USD 4/17/25 9 3,060 (48,249)
The Home Depot, Inc. Call 430.00 USD 4/17/25 12 5,160 (2,136)
The Home Depot, Inc. Call 350.00 USD 8/15/25 3 1,050 (16,950)
The Procter & Gamble Co. Call 175.00 USD 3/21/25 20 3,500 (4,620)
The Walt Disney Co. Call 117.00 USD 3/21/25 20 2,340 (3,040)
The Walt Disney Co. Call 120.00 USD 4/17/25 19 2,280 (3,458)
Truist Financial Corp. Call 50.00 USD 4/17/25 75 3,750 (3,600)
Visa, Inc. Call 350.00 USD 5/16/25 18 6,300 (37,998)
Total (Premiums $(516,104)) $ (470,267)
(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.
Balances Reported in the Statements of Assets and Liabilities for Written Options
Value
Written Options $ (470,267)

Notes to the Financial Statements
February 28, 2025 (Unaudited)

1. Organization:
The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”.
As of February 28, 2025 , the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Limited Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, World Energy Fund,
and Hedged Equity Income Fund (formerly Hedged Income Fund) (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust, with the exception of the Hedged Equity Income Fund, which is non-diversified. The Limited Duration Fund, Bond Fund, Strategic Enhanced Yield
Fund, Ultra Short Tax-Free Income Fund, World Energy Fund, and Hedged Equity Income Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares, and A Shares. The World Energy Fund is also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Institutional
Shares, and Select Shares. In addition, the Government Securities Money Market Fund is authorized to issue an unlimited number of Premier Shares. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.
In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Fair Value Measurements:
The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.
When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”)
determines in good faith, subject to Trust procedures, the fair value of such portfolio securities in accordance with Rule 2a-5 under the 1940 Act. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.
The following is a summary categorization, as of February 28, 2025 , of each Fund’s investments in the fair value hierarchy:
Fund
LEVEL 1 -
Quoted Prices
LEVEL 2 -
Other Significant
Observable Inputs
LEVEL 3 -
Significant
Unobservable Inputs Total
U.S. Treasury Fund
U.S. Treasury Obligations ............................... $ — $ 334,841,40 8 $ — $ 334,841,408
Repurchase Agreements ................................ — 1,110,000,000 — 1,110,000,000
Investment Companies ................................. 119,635,115 — — 119,635,115
Total Investments ..................................... 119,635,115 1,444,841,40 8 — 1,564,476,523
Government Securities Money Market Fund
U.S. Government Agency Securities ......................... — 1,265,989,234 — 1,265,989,234
U.S. Treasury Obligations ............................... — 247,165,632 — 247,165,632
Repurchase Agreements ................................ — 1,155,000,000 — 1,155,000,000
Investment Companies ................................. 443,603,460 — — 443,603,460
Total Investments ..................................... 443,603,460 2,668,154,866 — 3,111,758,326

Notes to the Financial Statements
February 28, 2025 (Unaudited)

Securities Valuation:
The Money Market Funds, which operate as government funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which the value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money
Market Funds can be expected to vary inversely with changes in prevailing interest rates.
The following is an overview of how securities are valued in the Limited Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund,
World Energy Fund, and Hedged Equity Income Fund (the “Variable Net Asset Value Funds”).
Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on Nasdaq, which will be valued at the Nasdaq Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Equity securities are typically categorized as Level 1 in the fair value hierarchy.
Fund
LEVEL 1 -
Quoted Prices
LEVEL 2 -
Other Significant
Observable Inputs
LEVEL 3 -
Significant
Unobservable Inputs Total
Limited Duration Fund
Asset Backed Securities ................................. $ — $ 10,972,470 $ — $ 10,972,470
Mortgage Backed Securities
1
............................. — 8,275,942 — 8,275,942
Commercial Mortgage Backed Securities ..................... — 24,499 — 24,499
Corporate Bonds
2
..................................... — 5,754,057 — 5,754,057
Taxable Municipal Bonds
3
............................... — 298,617 — 298,617
U.S. Government Agency Securities ......................... — 2,084,157 — 2,084,157
U.S. Treasury Obligations ............................... — 1,790,158 — 1,790,158
Investment in Affiliates ................................. 867,746 — — 867,746
Total Investments ..................................... 867,746 29,199,900 — 30,067,646
Bond Fund
Asset Backed Securities ................................. — 22,229,598 — 22,229,598
Mortgage Backed Securities
1
............................. — 29,073,864 — 29,073,864
Commercial Mortgage Backed Securities ..................... — 1,300,574 — 1,300,574
Corporate Bonds
2
..................................... — 23,188,874 — 23,188,874
Taxable Municipal Bonds
3
............................... — 7,422,053 — 7,422,053
U.S. Government Agency Securities ......................... — 8,110,769 — 8,110,769
U.S. Treasury Obligations ............................... — 23,573,929 — 23,573,929
Investment in Affiliates ................................. 2,624,636 — — 2,624,636
Total Investments ..................................... 2,624,636 114,899,661 — 117,524,297
Strategic Enhanced Yield Fund
Mortgage Backed Securities
1
............................. — 7,199,401 — 7,199,401
Corporate Bonds
2
..................................... — 4,107,992 — 4,107,992
U.S. Treasury Obligations ............................... — 8,098,403 — 8,098,403
Yankee Debt Obligations ................................ — 2,816,000 — 2,816,000
Investment in Affiliates ................................. 560,950 — — 560,950
Total Investments ..................................... 560,950 22,221,796 — 22,782,746
Ultra Short Tax-Free Income Fund
Municipal Bonds
3
..................................... — 12,839,516 — 12,839,516
Investment in Affiliates ................................. 106,509 — — 106,509
Total Investments ..................................... 106,509 12,839,516 — 12,946,025
World Energy Fund
Common Stocks
2
..................................... 101,947,308 — — 101,947,308
Corporate Bonds
2
..................................... — 2,338,721 — 2,338,721
Yankee Debt Obligations ................................ — 2,310,411 — 2,310,411
Investment in Affiliates ................................. 973,966 — — 973,966
Total Investments ..................................... 102,921,274 4,649,132 — 107,570,406
Hedged Equity Income Fund
Common Stocks
2
..................................... 27,910,818 — — 27,910,818
Purchased Options .................................... 216,000 — — 216,000
Written Options ...................................... (470,267) — — (470,267)
Investment in Affiliates ................................. 590,402 — — 590,402
Total Investments ..................................... 28,246,953 — — 28,246,953
1 Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.
2 Please see the Schedule of Portfolio Investments for Industry classification.
3 Please see the Schedule of Portfolio Investments for State classification.

Notes to the Financial Statements
February 28, 2025 (Unaudited)

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as
Level 2 in the fair value hierarchy.
Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.
Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.
Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.
Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.
Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the
Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
Securities Sold Short:
The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.
Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.
None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.
The Funds did not engage in short sales during the period ending February 28, 2025 .
Options Contracts:
Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may write (sell) covered call options and purchase options to hedge
(or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.
Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. The Funds can purchase options and index options provided that their total investment in such options immediately after such purchase does not exceed 5% of its total assets.
The Hedged Equity Income Fund engaged in purchased and written options activity during the period ending February 28, 2025 , detailed below.
Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.
Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written.
Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. For the period ended February 28, 2025 , the monthly average notional amount for written options contracts was $(147)
thousand. Realized gains and losses are reported as “Net realized gains/(losses) from written options contracts” on the Statements of Operations.

Notes to the Financial Statements
February 28, 2025 (Unaudited)

Summary of Derivative Instruments
The following is a summary of the fair values of derivative instruments on the Statement of Assets and Liabilities for Hedged Equity Income Fund, categorized by risk exposure, as of February 28, 2025 :
Security Transactions and Related Income:
For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, when the Funds become aware of such dividends declared. Gains or losses realized from sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
Real Estate Investment Trusts:
Some of the Variable Net Asset Value Funds may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually.
Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A
REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Restricted Securities:
A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the
Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. Illiquid, restricted securities held as of February 28, 2025 , are identified below:
Repurchase Agreements:
The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (FDIC) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase
Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the
MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the
MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction.
Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Fair Value
Statement of Assets
and Liabilities Location Total Fair Value
Equity Risk
Options Contracts $— Written Options Contracts $470,267
Hedged Equity Income Fund
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
811,171 282,507
Options Contracts
Hedged Equity Income Fund
Net realized gains/(losses) on written options contracts/Change in net unrealized appreciation/depreciation on written options contracts
$126,993 $(158,443)
Security Acquisition Date Acquisition Cost Principal Amount Fair Value
Strategic Enhanced Yield Fund:
Brean Asset Backed Securities Trust, Series 2021-RM1, M1, 1.60%, 10/25/63, Callable 9/25/27
@ 100 ....................................................... 03/25/21 $335,889

$366,726

$308,636

Notes to the Financial Statements
February 28, 2025 (Unaudited)

Distributions to Shareholders:
Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, Limited Duration Fund, Bond Fund, Strategic Enhanced
Yield Fund and Ultra Short Tax-Free Income Fund. Distributions from net investment income are declared and paid quarterly for the World Energy Fund and Hedged
Equity Income Fund. Net realized capital gains, if any, are declared and distributed at least annually.
The character of income and gains distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These “book/ tax” differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature (e.g., reclassification of bond discount and premium, gain/loss on principal payments from mortgage-backed securities, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification (e.g., wash sales). To the extent that distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Allocations:
Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.
3. Fees and Transactions with Related and Other Parties:
The Adviser, a wholly-owned subsidiary of BOKF, NA (“BOKF”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:
* The Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed the percentage of average daily net assets, plus class-
specific fees, through December 31, 2025.
The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:
Investment Sub-Advisory Services are provided to the Hedged Equity Income Fund by Lavaca Capital, LLC (“Lavaca”) pursuant to an Investment Sub-Advisory
Agreement. Lavaca, subject to the general supervision of the Board, is responsible for providing hedging services to the Hedged Equity Income Fund. Lavaca is paid half of the fees payable to the Adviser for the services provided to the Hedged Equity Income Fund.
Investment Sub-Advisory Services are provided to the Strategic Enhanced Yield Fund by LM Capital Group, LLC ("LM Capital") pursuant to an Investment Sub-Advisory
Agreement. LM Capital is paid 40% of the fee payable to the Adviser for the services provided to the Strategic Enhanced Yield Fund.
Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. Fees paid to Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds. For the period ending
February 28, 2025 , Citi was paid $235,964 by the Administrator. Citi serves the Trust as fund accountant and receives additional fees for its services as fund accountant which are paid by the Funds.
Fund
Annual Advisory Fee
(as a percentage of net
assets)
Annual Expense
Limitations*
U.S. Treasury Fund ...................................................................................................................... 0.05% —
Government Securities Money Market Fund ............................................................................... 0.05% —
Limited Duration Fund ................................................................................................................ 0.15% 0.50%
Bond Fund .................................................................................................................................. 0.20% —
Strategic Enhanced Yield Fund .................................................................................................... 0.50% 0.76%
Ultra Short Tax-Free Income Fund ............................................................................................... 0.15% 0.35%
World Energy Fund ..................................................................................................................... 0.60% 0.90%
Hedged Equity Income Fund ....................................................................................................... 0.80% 1.10%
Fund
Annual Administration Fee
(as a percentage of net
assets)
U.S. Treasury Fund ................................................................................................................................................................................. 0.05%
Government Securities Money Market Fund .......................................................................................................................................... 0.05%
Limited Duration Fund ........................................................................................................................................................................... 0.08%
Bond Fund ............................................................................................................................................................................................. 0.08%
Strategic Enhanced Yield Fund ............................................................................................................................................................... 0.08%
Ultra Short Tax-Free Income Fund .......................................................................................................................................................... 0.08%
World Energy Fund ................................................................................................................................................................................ 0.08%
Hedged Equity Income Fund .................................................................................................................................................................. 0.08%

Notes to the Financial Statements
February 28, 2025 (Unaudited)

Pursuant to a services agreement, the Trust pays PINE Advisors LLC ("PINE") to perform certain services including making an employee available to serve as the Funds'
Chief Compliance Officer (the "CCO") and Principal Financial Accounting Officer (the "PFAO"). For the period ended February 28, 2025, PINE received $128,304 for
CCO and PFAO services under the agreement.
BOKF serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOKF is also entitled to any out-of-
pocket expenses incurred.
FIS Investor Services, LLC (“FIS”) serves as transfer agent to the Trust and receives a fee for its services as transfer agent.
Certain officers of the Trust are affiliated with the Adviser, the distributor (see below) and/or BOKF. These persons are paid no fees directly by the Trust for serving as officers of the Trust.
Cavanal Hill Distributors, Inc. (“CHD”), an affiliate of the Adviser, provides distribution services to the Funds pursuant to a Distribution Agreement between the Trust and
CHD. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse CHD a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, and A
Shares, 0.50% of the Premier Shares, and 1.00% of the C Shares, and may be used by CHD to pay banks, including BOKF, broker dealers and other institutions. For the period ending February 28, 2025 , BOKF received $2,838,686 under the agreement.
The Funds have entered into shareholder servicing agreements with BOKF, a broker-dealer affiliate and various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, the service organizations received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative,
Institutional, Investor, Select, Premier and C Shares and up to 0.10% for the A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the period ending February 28, 2025 , BOKF received net shareholder servicing fees of $3,025,443. For shareholder purchases made through BOKF, BOKF has contractually agreed to waive 0.25%, 0.17% and 0.25% of such fees paid by the Select, Institutional and Premier Shares, respectively, of the
Money Market Funds and 0.25%, 0.25%, 0.10% and 0.25% of such fees paid by the Institutional, Investor, A, and C Shares, respectively, of the Variable Net Asset Value
Funds through December 31, 2025. The affiliate waivers result in reduction of the Shareholder Servicing Fee paid by all affiliated purchasers of a class.
From time to time, the Funds’ service providers may provide fee reductions and waivers in order to assist one or more of the Funds in maintaining more competitive expense ratios. Such reductions may be contractual, as disclosed in the Funds’ statutory prospectus, or voluntary and, as such, may occur on an ad hoc basis. No such reductions are subject to recoupment in subsequent fiscal periods, and voluntary reductions and waivers may be terminated at any time. These reductions are typically computed daily or monthly and settled monthly. Amounts reduced or waived under these arrangements are identified on the accompanying Statements of Operations.
Affiliated Transactions:
A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending February
28, 2025 , is noted below:
4. Purchases and Sales of Securities:
Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the period ending February 28, 2025 were as follows:
Purchases and sales of long-term U.S. government securities for the period ending February 28, 2025 , were as follows:
Fund
Fair Value
8/31/24 Purchases Sales
Net
Realized
Gains/
(Losses)
Net Change
in Unrealized
Appreciation/
Depreciation
Fair Value
2/28/25
Shares as of
2/28/25
Dividend
Income
Limited Duration Fund ........ $ 1,399,907 $ 7,486,337 $ (8,018,498) $ — $ — $ 867,746 867,746 $ 16,725
Bond Fund ............... 1,066,727 19,655,830 (18,097,921) — — 2,624,636 2,624,636 26,881
Strategic Enhanced Yield Fund .. 895,853 12,629,072 (12,963,975) — — 560,950 560,950 9,536
Ultra Short Tax-Free Income Fund 32,154 9,964,856 (9,890,501) — — 106,509 106,509 7,092
World Energy Fund .......... 1,050,382 26,918,069 (26,994,485) — — 973,966 973,966 28,491
Hedged Equity Income Fund .... 344,418 4,849,486 (4,603,502) — — 590,402 590,402 10,791
$ 4,789,441 $ 81,503,650 $ (80,568,882) $ — $ — $ 5,724,209 5,724,209 $ 99,516
Fund Purchases Sales
Limited Duration Fund ............................................................................ 1 , 056 , 115 6 , 714 , 760
Bond Fund .................................................................................... 5 , 543 , 184 9 , 7 56 , 796
Strategic Enhanced Yield Fund ...................................................................... 15 , 047 , 181 7 , 926 , 394
Ultra Short Tax-Free Income Fund .................................................................... 5 , 917 , 888 8 , 985 ,000
World Energy Fund .............................................................................. 89 , 154 , 114 77 , 438 , 633
Hedged Equity Income Fund ........................................................................ 873 , 169 2 , 873 , 593
Fund Purchases Sales
Limited Duration Fund ............................................................................
—
3, 313 , 80 4
Bond Fund .................................................................................... 2 , 452 , 892 4 , 835 , 679
Strategic Enhanced Yield Fund ...................................................................... 10 , 620 , 633 3 , 518 , 587

Notes to the Financial Statements
February 28, 2025 (Unaudited)

5. Credit Risk and Other Risk Considerations:
The Ultra Short Tax-Free Income Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.
The Limited Duration Fund, Bond Fund and Strategic Enhanced Yield Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.
The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by world events relating to political developments, energy conservation, commodity prices, and tax and government regulations. The Fund is also subject to foreign investment risk which is associated with higher transaction costs, delayed settlements, currency controls or adverse economic and political developments. Foreign securities may be affected by incomplete or inaccurate financial information on companies. There is a risk of loss attributable to social upheavals, unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. These risks are more significant in emerging markets.
Hedged Equity Income Fund invests primarily in dividend paying equity securities, with at least 80% of its net assets in income generating equity securities and equity-
related instruments traded on U.S. exchanges. The Fund is subject to market risk in which market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund also invests in call and put options that involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk. The risk of potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, a fund will not benefit from any potential increases in the value of a fund asset above the exercise price, but will bear the risk of declines in the value of the asset. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put option, the Fund risks losing the entire premium invested if the value of the reference index or security is above the put strike at maturity. Writing of covered call options are also subject to the risk that the counterparty to the transaction will not fulfill its obligations.
6. Federal Income Taxes:
It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.
The Funds may be subject to foreign taxes on dividends and realized capital gains. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.
At August 31, 2024 , the cost basis of securities including derivatives for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
U.S. Treasury Fund .............................. $ 1,767,500,708 $ — $ — $ —
Government Securities Money Market ................. 2,748,557,418 — — —
Limited Duration Fund ............................ 40,877,075 377,473 (3,279,572) (2,902,099)
Bond Fund .................................... 127,673,466 821,756 (5,442,313) (4,620,557)
Strategic Enhanced Yield Fund ...................... 14, 647 , 548 368,033 (60,158) 307,875
Ultra Short Tax-Free Income Fund .................... 10,662 , 995 4,461 (42) 4,419
World Energy Fund .............................. 83,406 , 857 15,463 , 330 (1,280,929) 14 , 182 , 401
Hedged Equity Income Fund ........................ 22,137 , 354 6,432 , 563 (447,008) 5,9 85 , 555

Notes to the Financial Statements
February 28, 2025 (Unaudited)

The tax characteristics of distributions paid to shareholders during fiscal years ending August 31, 2024, and 2023, were as follows:
As of August 31, 2024 , the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions Paid From:
2024
Net
Investment
Income
Net Long-
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Total
Distributions
Paid*
U.S. Treasury Fund ............................. $ 84,832,858 $ — $ 84,832,858 $ — $ 84 ,832,858
Government Securities Money Market Fund ............ 129,751,367 — 129,751,367 — 129,751,367
Limited Duration Fund ........................... 975,762 — 975,762 — 975,762
Bond Fund ................................... 4,280,968 — 4,280,968 — 4,280,968
Strategic Enhanced Yield Fund ..................... 313,224 — 313,224 — 313,224
Ultra Short Tax-Free Income Fund ................... 14,421 — 14,421 409,923 424,344
World Energy Fund ............................. 1,752,122 — 1,752,122 — 1,752,122
Hedged Equity Income Fund ....................... 519,377 — 519,377 — 519,377
* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Distributions Paid From:
2023
Net
Investment
Income
Net Long-
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Total
Distributions
Paid*
U.S. Treasury Fund ............................. $ 43,519,384 $ — $ 43,519,384 $ — $ 43,519,384
Government Securities Money Market Fund ............ 93,050,842 — 93,050,842 — 93,050,842
Limited Duration Fund ........................... 1,154,466 — 1,154,466 — 1,154,466
Bond Fund ................................... 3,606,324 — 3,606,324 — 3,606,324
Strategic Enhanced Yield Fund ..................... 318,413 — 318,413 — 318,413
Ultra Short Tax-Free Income Fund ................... 13,947 — 13,947 290,692 304,639
World Energy Fund ............................. 1,934,102 — 1,934,102 — 1,934,102
Hedged Equity Income Fund ....................... 887,992 — 887,992 — 887,992
* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Fund
Undistributed
Ordinary
Income/Tax
Exempt Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses*
Unrealized
Appreciation/
(Depreciation)**
Total
Accumulated
Earnings/
(Deficit)
U.S. Treasury Fund ................. $ 7,223,729 $ — $ 7,223,729 $ (7,223,035) $ (1,967) $ — $ (1,273)
Government Securities Money Market Fund 11,467,9 50 — 11,467,9 50 (11,462,266) (6,707) — (1,023)
Limited Duration Fund ............... 155,808 — 155,808 (99,999) (13,370,021) (2,902,099) (16,216,311)
Bond Fund ....................... 378,908 — 378,908 (382,813) (11,917,689) (4,620,557) (16,542,151)
Strategic Enhanced Yield Fund ......... 53,24 4 — 53,24 4 (53,236) (2,610,93 6 ) 307,875 (2,303,053)
Ultra Short Tax-Free Income Fund ....... 29,500 — 29,500 (29,316) (759) 4,419 3,844
World Energy Fund ................. 156,193 — 156,193 — (13,262 , 899 ) 14 , 182 , 401 1,075,695
Hedged Equity Income Fund ........... 62,247 — 62,247 — (3,399,344) 5,985,55 5 2,648,45 8
* See below for post-October losses and capital loss carryforwards.
** The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales, straddles, and the difference between book and tax amortization methods for premium and market discounts.

Notes to the Financial Statements
February 28, 2025 (Unaudited)

At August 31, 2024 , the following Funds had capital loss carryforwards as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset.
Capital loss carryforwards not subject to expiration:
To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.
7. Segment Reporting:
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU
2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.  The Advisor acts as the Funds’ CODM and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
8. Business Combinations:
In April 2024, the Board of the Trust approved Cavanal Hill’s proposal to merge Moderate Duration Fund (the “Target Fund”) into Limited Duration Fund (the “Acquiring
Fund”), the accounting survivor. The Agreement and Plan of Reorganization were approved by the Board on April 25, 2024. The investment objective and principal investment strategy of the Target Fund were materially similar to those of the Acquiring Fund. The purpose of the transaction was to increase operational efficiencies with a larger combined asset base. The transaction was effective after the close of business on August 2, 2024. The Acquiring Fund acquired all of the assets and assumed all of the liabilities of the Target Fund as shown in the table below. The transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on August 2, 2024.
The investment portfolio of the Target Fund, with a fair value of approximately $6,404,878 and identified cost of approximately $6,716,400 as of the date of the reorganization, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Fund
Short-Term
Amount
Long-Term
Amount Total
U.S. Treasury Fund ....................................................... $ 1,967 $ – $ 1,967
Government Securities Money Market Fund ...................................... 6,707 – 6,707
Limited Duration Fund ..................................................... 2,106,305 11,263,716 13,370,021 *
Bond Fund ............................................................. 4,688,428 7,229,261 11,917,689
Strategic Enhanced Yield Fund ............................................... 926,21 1 1,684,725 2,610,93 6
Ultra Short Tax-Free Income Fund ............................................. 337 422 759
World Energy Fund ....................................................... 13,262 , 899 – 13, 262 , 899
Hedged Equity Income Fund ................................................. 2,824,422 574,922 3,399,344
* All or a portion are limited as a result of changes in ownership in connection with business combinations. Unused limitations during a year accumulate for future use in offsetting net capital gains.
Fund
Shares
Outstanding Net Assets
Net Asset
Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
Moderate Duration Fund ............................. $ (311,522)
Investor Shares ................................. 100,416.500 $ 988,782 $ 9.85
Institutional Shares ............................... 535,142.024 5,267,351 9.84
A Shares ...................................... 18,576.543 182,898 9.85
Acquiring Fund
Limited Duration Fund ............................... (2,581,031)
Investor Shares ................................. 283,245.000 2,632,207 9.29
Institutional Shares ............................... 2, 979,744.996 27,677,794 9.29
A Shares ...................................... 156,493.836 1,455,279 9.30
Post Reorganization
Limited Duration Fund ............................... (2,892,553)
Investor Shares ................................. 389,647.700 3,620,988 9.29
Institutional Shares ............................... 3,546,828.387 32,945,145 9.29
A Shares ...................................... 176,162.072 1,638,177 9.30

Notes to the Financial Statements
February 28, 2025 (Unaudited)

9. Subsequent Events:
Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required as of February 28, 2025 .

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)
Total from
Investment
Activities
U.S. Treasury Fund
Administrative Shares
Six Months Ended February 28, 2025 (Unaudited) ................. $ 1.000 $ 0.020 $ 0.020
Year Ended August 31, 2024 ................................ 1.000 0.047 0.047
Year Ended August 31, 2023 ................................ 1.000 0.037
(d)
0.037
Year Ended August 31, 2022 ................................ 1.000 0.002 0.002
Year Ended August 31, 2021 ................................ 1.000 — —
Year Ended August 31, 2020 ................................ 1.000 0.010 0.010
Institutional Shares
Six Months Ended February 28, 2025 (Unaudited) ................. 1.000 0.022 0.022
Year Ended August 31, 2024 ................................ 1.000 0.051 0.051
Year Ended August 31, 2023 ................................ 1.000 0.041
(d)
0.041
Year Ended August 31, 2022 ................................ 1.000 0.003 0.003
Year Ended August 31, 2021 ................................ 1.000 — —
Year Ended August 31, 2020 ................................ 1.000 0.010 0.010
Select Shares
Six Months Ended February 28, 2025 (Unaudited) ................. 1.000 0.022 0.022
Year Ended August 31, 2024 ................................ 1.000 0.052 0.052
Year Ended August 31, 2023 ................................ 1.000 0.042
(d)
0.042
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Year Ended August 31, 2021 ................................ 1.000 — —
Year Ended August 31, 2020 ................................ 1.000 0.010 0.010
(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Calculated using average shares.

Less Dividends From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Distributions
from Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total
Return
(b)
Net Assets End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets
Ratio of
Gross
Expenses to
Average
Net Assets
(c)
$ (0.020) $ — $ (0.020) $ 1.000 2.00% $ 1,302,441 0.66% 4.00% 0.66%
(0.047) — (0.047) 1.000 4.81% 1,558,137 0.66% 4.70% 0.66%
(0.037) — (0.037) 1.000 3.72% 1,560,349 0.67% 3.79% 0.67%
(0.002) — (0.002) 1.000 0.20% 830,908 0.25% 0.21% 0.67%
— — — 1.000 —% 882,438 0.06% —% 0.68%
(0.010) — (0.010) 1.000 0.55% 988,206 0.51% 0.57% 0.67%
(0.022) — (0.022) 1.000 2.21% 248,264 0.24% 4.41% 0.41%
(0.051) — (0.051) 1.000 5.25% 196,806 0.24% 5.12% 0.41%
(0.041) — (0.041) 1.000 4.15% 176,656 0.25% 4.34% 0.42%
(0.003) — (0.003) 1.000 0.34% 49,457 0.14% 0.35% 0.42%
— — — 1.000 —% 60,980 0.07% 0.01% 0.43%
(0.010) — (0.010) 1.000 0.81% 82,420 0.24% 0.82% 0.42%
(0.022) — (0.022) 1.000 2.25% 8,308 0.16% 4.47% 0.41%
(0.052) — (0.052) 1.000 5.33% 5,474 0.16% 5.20% 0.41%
(0.042) — (0.042) 1.000 4.23% 4,137 0.17% 4.08% 0.42%
(0.004) — (0.004) 1.000 0.37% 10,335 0.13% 0.61% 0.42%
— — — 1.000 0.01% 3,105 0.08% 0.01% 0.43%
(0.010) — (0.010) 1.000 0.88% 37,975 0.17% 0.94% 0.42%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)
Total from
Investment
Activities
Government Securities Money Market Fund
Administrative Shares
Six Months Ended February 28, 2025 (Unaudited) ................. $ 1.000 $ 0.020 $ 0.020
Year Ended August 31, 2024 ................................ 1.000 0.047 0.047
Year Ended August 31, 2023 ................................ 1.000 0.038
(d)
0.038
Year Ended August 31, 2022 ................................ 1.000 0.003 0.003
Year Ended August 31, 2021 ................................ 1.000 — —
Year Ended August 31, 2020 ................................ 1.000 0.010 0.010
Institutional Shares
Six Months Ended February 28, 2025 (Unaudited) ................. 1.000 0.022 0.022
Year Ended August 31, 2024 ................................ 1.000 0.051 0.051
Year Ended August 31, 2023 ................................ 1.000 0.041
(d)
0.041
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Year Ended August 31, 2021 ................................ 1.000 — —
Year Ended August 31, 2020 ................................ 1.000 0.010 0.010
Select Shares
Six Months Ended February 28, 2025 (Unaudited) ................. 1.000 0.023 0.023
Year Ended August 31, 2024 ................................ 1.000 0.052 0.052
Year Ended August 31, 2023 ................................ 1.000 0.042
(d)
0.042
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Year Ended August 31, 2021 ................................ 1.000 — —
Year Ended August 31, 2020 ................................ 1.000 0.010 0.010
Premier Shares
Six Months Ended February 28, 2025 (Unaudited) ................. 1.000 0.020 0.020
Year Ended August 31, 2024 ................................ 1.000 0.047 0.047
Year Ended August 31, 2023 ................................ 1.000 0.041
(d)
0.041
Year Ended August 31, 2022 ................................ 1.000 0.004 0.004
Year Ended August 31, 2021 ................................ 1.000 — —
Year Ended August 31, 2020 ................................ 1.000 0.010 0.010
(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Calculated using average shares.

Less Dividends From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Distributions
from Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total
Return
(b)
Net Assets End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets
Ratio of
Gross
Expenses to
Average
Net Assets
(c)
$ (0.020) $ — $ (0.020) $ 1.000 2.03% $ 752,400 0.68% 4.05% 0.68%
(0.047) — (0.047) 1.000 4.80% 584,235 0.69% 4.70% 0.69%
(0.038) — (0.038) 1.000 3.87% 602,861 0.58% 3.79% 0.69%
(0.003) — (0.003) 1.000 0.28% 666,206 0.22% 0.25% 0.67%
— — — 1.000 0.01% 578,785 0.07% 0.01% 0.69%
(0.010) — (0.010) 1.000 0.62% 608,177 0.44% 0.58% 0.68%
(0.022) — (0.022) 1.000 2.25% 275,302 0.26% 4.47% 0.43%
(0.051) — (0.051) 1.000 5.24% 249,785 0.27% 5.12% 0.44%
(0.041) — (0.041) 1.000 4.19% 238,179 0.27% 4.25% 0.44%
(0.004) — (0.004) 1.000 0.37% 122,080 0.12% 0.28% 0.43%
— — — 1.000 0.01% 124,349 0.08% 0.01% 0.44%
(0.010) — (0.010) 1.000 0.82% 165,610 0.25% 0.76% 0.43%
(0.023) — (0.023) 1.000 2.28% 1,507,905 0.18% 4.57% 0.43%
(0.052) — (0.052) 1.000 5.32% 1,408,658 0.19% 5.19% 0.44%
(0.042) — (0.042) 1.000 4.27% 1,224,619 0.19% 4.19% 0.44%
(0.004) — (0.004) 1.000 0.41% 1,048,440 0.10% 0.44% 0.43%
— — — 1.000 0.01% 865,637 0.07% 0.01% 0.44%
(0.010) — (0.010) 1.000 0.89% 947,249 0.18% 0.84% 0.43%
(0.020) — (0.020) 1.000 2.03% 538,347 0.68% 4.05% 0.93%
(0.047) — (0.047) 1.000 4.79% 504,680 0.69% 4.69% 0.94%
(0.041) — (0.041) 1.000 4.14% 488,779 0.33% 4.21% 0.94%
(0.004) — (0.004) 1.000 0.38% 334,389 0.12% 0.41% 0.93%
— — — 1.000 0.01% 285,447 0.07% 0.01% 0.94%
(0.010) — (0.010) 1.000 0.84% 321,321 0.23% 0.75% 0.93%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)
Net
Realized and
Unrealized
Gains
(Losses)
on Investments
Total from
Investment
Activities
Limited Duration Fund
Investor Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... $ 9.29 $ 0.15 $ 0.04 $ 0.19
Year Ended August 31, 2024 ..................................... 8.87 0.25 0.43 0.68
Year Ended August 31, 2023 ..................................... 9.00 0.24
(e)
(0.12) 0.12
Year Ended August 31, 2022 ..................................... 9.70 0.13 (0.68) (0.55)
Year Ended August 31, 2021 ..................................... 9.79 0.12 (0.07) 0.05
Year Ended August 31, 2020 ..................................... 9.62 0.17 0.17 0.34
Institutional Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... 9.28 0.16 0.04 0.20
Year Ended August 31, 2024 ..................................... 8.86 0.27 0.43 0.70
Year Ended August 31, 2023 ..................................... 8.99 0.26
(e)
(0.12) 0.14
Year Ended August 31, 2022 ..................................... 9.69 0.15 (0.68) (0.53)
Year Ended August 31, 2021 ..................................... 9.79 0.14 (0.08) 0.06
Year Ended August 31, 2020 ..................................... 9.62 0.19 0.18 0.37
A Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... 9.29 0.15 0.05 0.20
Year Ended August 31, 2024 ..................................... 8.87 0.24 0.43 0.67
Year Ended August 31, 2023 ..................................... 9.01 0.23
(e)
(0.13) 0.10
Year Ended August 31, 2022 ..................................... 9.70 0.12 (0.66) (0.54)
Year Ended August 31, 2021 ..................................... 9.80 0.12 (0.08) 0.04
Year Ended August 31, 2020 ..................................... 9.62 0.17 0.18 0.35
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Calculated using average shares.

Less Dividends From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Distributions
from Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(b)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(c)
Portfolio
Turnover
(d)
$ (0.14) $ — $ (0.14) $ 9.34 2.10% $ 3,650 0.75% 3.13% 1.51% 3%
(0.26) — (0.26) 9.29 7.76% 3,627 0.96% 2.79% 1.22% 18%
(0.25) — (0.25) 8.87 1.33% 1,360 0.95% 2.67% 1.20% 21%
(0.15) — (0.15) 9.00 (5.72)% 2,336 0.82% 1.38% 1.08% 49%
(0.14) — (0.14) 9.70 0.52% 3,290 0.76% 1.24% 1.01% 74%
(0.17) — (0.17) 9.79 3.62% 3,941 0.69% 1.76% 0.94% 89%
(0.15) — (0.15) 9.33 2.23% 24,955 0.50% 3.36% 1.26% 3%
(0.28) — (0.28) 9.28 8.02% 32,892 0.73% 3.03% 0.97% 18%
(0.27) — (0.27) 8.86 1.56% 30,082 0.71% 2.92% 0.95% 21%
(0.17) — (0.17) 8.99 (5.51)% 39,818 0.59% 1.58% 0.83% 49%
(0.16) — (0.16) 9.69 0.65% 77,455 0.52% 1.47% 0.76% 74%
(0.20) — (0.20) 9.79 3.87% 92,362 0.44% 1.98% 0.69% 89%
(0.14) — (0.14) 9.35 2.21% 1,673 0.75% 3.13% 1.36% 3%
(0.25) — (0.25) 9.29 7.66% 1,640 1.05% 2.74% 1.06% 18%
(0.24) — (0.24) 8.87 1.13% 2,638 1.03% 2.61% 1.05% 21%
(0.15) — (0.15) 9.01 (5.63)% 2,643 0.84% 1.37% 0.93% 49%
(0.14) — (0.14) 9.70 0.42% 2,804 0.76% 1.22% 0.86% 74%
(0.17) — (0.17) 9.80 3.73% 952 0.68% 1.72% 0.79% 89%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)
Net
Realized and
Unrealized
Gains
(Losses)
on Investments
Total from
Investment
Activities
Bond Fund
Investor Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... $ 8.61 $ 0.15 $ (0.06) $ 0.09
Year Ended August 31, 2024 ..................................... 8.28 0.28 0.33 0.61
Year Ended August 31, 2023 ..................................... 8.64 0.23 (0.35) (0.12)
Year Ended August 31, 2022 ..................................... 9.98 0.18 (1.33) (1.15)
Year Ended August 31, 2021 ..................................... 10.12 0.17 (0.13) 0.04
Year Ended August 31, 2020 ..................................... 9.82 0.19 0.30 0.49
Institutional Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... 8.59 0.16 (0.07) 0.09
Year Ended August 31, 2024 ..................................... 8.26 0.30 0.33 0.63
Year Ended August 31, 2023 ..................................... 8.62 0.25 (0.35) (0.10)
Year Ended August 31, 2022 ..................................... 9.95 0.20 (1.32) (1.12)
Year Ended August 31, 2021 ..................................... 10.10 0.19 (0.14) 0.05
Year Ended August 31, 2020 ..................................... 9.80 0.21 0.31 0.52
A Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... 8.61 0.15 (0.06) 0.09
Year Ended August 31, 2024 ..................................... 8.28 0.28 0.33 0.61
Year Ended August 31, 2023 ..................................... 8.64 0.23 (0.35) (0.12)
Year Ended August 31, 2022 ..................................... 9.98 0.18 (1.33) (1.15)
Year Ended August 31, 2021 ..................................... 10.12 0.17 (0.13) 0.04
Year Ended August 31, 2020 ..................................... 9.82 0.19 0.30 0.49
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Less Dividends From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Distributions
from Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(b)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(c)
Portfolio
Turnover
(d)
$ (0.15) $ — $ (0.15) $ 8.55 1.01% $ 724 0.71% 3.45% 0.96% 5%
(0.28) — (0.28) 8.61 7.53% 717 0.69% 3.36% 0.94% 36%
(0.24) — (0.24) 8.28 (1.42)% 1,009 0.72% 2.76% 0.97% 59%
(0.19) — (0.19) 8.64 (11.63)% 1,129 0.74% 1.93% 0.99% 38%
(0.18) — (0.18) 9.98 0.36% 1,435 0.72% 1.70% 0.97% 47%
(0.19) — (0.19) 10.12 5.07% 2,383 0.73% 1.86% 0.98% 65%
(0.16) — (0.16) 8.52 1.02% 117,167 0.46% 3.70% 0.71% 5%
(0.30) — (0.30) 8.59 7.81% 122,690 0.45% 3.61% 0.70% 36%
(0.26) — (0.26) 8.26 (1.19)% 120,355 0.47% 3.02% 0.72% 59%
(0.21) — (0.21) 8.62 (11.35)% 129,062 0.49% 2.19% 0.74% 38%
(0.20) — (0.20) 9.95 0.51% 108,453 0.47% 1.95% 0.72% 47%
(0.22) — (0.22) 10.10 5.34% 94,112 0.48% 2.14% 0.73% 65%
(0.15) — (0.15) 8.55 1.01% 60 0.71% 3.45% 0.81% 5%
(0.28) — (0.28) 8.61 7.53% 59 0.70% 3.36% 0.80% 36%
(0.24) — (0.24) 8.28 (1.42)% 55 0.72% 2.77% 0.82% 59%
(0.19) — (0.19) 8.64 (11.63)% 57 0.74% 1.93% 0.84% 38%
(0.18) — (0.18) 9.98 0.36% 67 0.72% 1.70% 0.82% 47%
(0.19) — (0.19) 10.12 5.07% 60 0.73% 1.91% 0.83% 65%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)
(b)
Net
Realized and
Unrealized
Gains
(Losses)
on Investments
Total from
Investment
Activities
Strategic Enhanced Yield Fund
Investor Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... $ 8.99 $ 0.19 $ (0.11) $ 0.08
Year Ended August 31, 2024 ..................................... 8.58 0.43 0.40 0.83
Year Ended August 31, 2023 ..................................... 9.19 0.36 (0.61) (0.25)
Year Ended August 31, 2022 ..................................... 10.49 0.25 (1.28) (1.03)
Year Ended August 31, 2021 ..................................... 10.82 0.18 (0.16) 0.02
Year Ended August 31, 2020 ..................................... 10.70 0.19 0.28 0.47
Institutional Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... 8.87 0.19 (0.10) 0.09
Year Ended August 31, 2024 ..................................... 8.47 0.42 0.41 0.83
Year Ended August 31, 2023 ..................................... 9.06 0.38 (0.59) (0.21)
Year Ended August 31, 2022 ..................................... 10.35 0.27 (1.27) (1.00)
Year Ended August 31, 2021 ..................................... 10.67 0.21 (0.15) 0.06
Year Ended August 31, 2020 ..................................... 10.56 0.21 0.27 0.48
A Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... 8.87 0.18 (0.10) 0.08
Year Ended August 31, 2024 ..................................... 8.47 0.41 0.40 0.81
Year Ended August 31, 2023 ..................................... 9.07 0.36 (0.60) (0.24)
Year Ended August 31, 2022 ..................................... 10.35 0.24 (1.25) (1.01)
Year Ended August 31, 2021 ..................................... 10.67 0.18 (0.15) 0.03
Year Ended August 31, 2020 ..................................... 10.56 0.20 0.25 0.45
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Calculated using average shares.
(c) Not annualized for periods less than one year.
(d) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Less Dividends From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Distributions
from Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(c)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(d)
Portfolio
Turnover
(e)
$ (0.18) $ — $ (0.18) $ 8.89 0.96% $ 2,708 1.01% 4.24% 1.83% 46%
(0.42) — (0.42) 8.99 9.94% 25 1.01% 4.98% 3.40% 55%
(0.36) — (0.36) 8.58 (2.69)% 346 1.01% 4.11% 2.99% 159%
(0.27) — (0.27) 9.19 (9.93)% 528 1.01% 2.51% 2.07% 18%
(0.17) (0.18) (0.35) 10.49 0.22% 1,132 1.01% 1.67% 1.66% 129%
(0.20) (0.15) (0.35) 10.82 4.47% 2,178 1.01% 1.82% 2.05% 96%
(0.19) — (0.19) 8.77 1.07% 19,697 0.76% 4.44% 1.70% 46%
(0.43) — (0.43) 8.87 10.16% 14,646 0.76% 4.94% 2.37% 55%
(0.38) — (0.38) 8.47 (2.31)% 4,514 0.76% 4.34% 2.74% 159%
(0.29) — (0.29) 9.06 (9.78)% 9,377 0.76% 2.77% 1.82% 18%
(0.20) (0.18) (0.38) 10.35 0.55% 19,579 0.76% 2.01% 1.42% 129%
(0.22) (0.15) (0.37) 10.67 4.66% 17,335 0.76% 2.00% 1.77% 96%
(0.18) — (0.18) 8.77 0.94% 121 1.01% 4.19% 1.80% 46%
(0.41) — (0.41) 8.87 9.89% 127 1.01% 4.83% 2.82% 55%
(0.36) — (0.36) 8.47 (2.66)% 131 1.01% 4.13% 2.84% 159%
(0.27) — (0.27) 9.07 (9.91)% 159 1.01% 2.43% 1.83% 18%
(0.17) (0.18) (0.35) 10.35 0.30% 917 1.01% 1.75% 1.52% 129%
(0.19) (0.15) (0.34) 10.67 4.41% 393 1.01% 1.94% 1.97% 96%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)
Net
Realized and
Unrealized
Gains
(Losses)
on Investments
Total from
Investment
Activities
Ultra Short Tax-Free Income Fund
Investor Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... $ 9.99 $ 0.15
(e)
$ — $ 0.15
Year Ended August 31, 2024 ..................................... 9.97 0.29
(e)
0.04 0.33
Year Ended August 31, 2023 ..................................... 9.87 0.11
(e)
0.12 0.23
Year Ended August 31, 2022 ..................................... 9.97 (0.01)
(e)
(0.09) (0.10)
Year Ended August 31, 2021 ..................................... 10.00 (0.03)
(e)
— (0.03)
Year Ended August 31, 2020 ..................................... 10.00 0.06 — 0.06
Institutional Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... 10.04 0.15
(e)
— 0.15
Year Ended August 31, 2024 ..................................... 10.02 0.33
(e)
0.02 0.35
Year Ended August 31, 2023 ..................................... 9.92 0.15
(e)
0.11 0.26
Year Ended August 31, 2022 ..................................... 10.01 0.01
(e)
(0.08) (0.07)
Year Ended August 31, 2021 ..................................... 10.01 —
(e)
— —
Year Ended August 31, 2020 ..................................... 10.01 0.09 — 0.09
A Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... 10.01 0.14
(e)
— 0.14
Year Ended August 31, 2024 ..................................... 9.99 0.31
(e)
0.02 0.33
Year Ended August 31, 2023 ..................................... 9.89 0.12
(e)
0.11 0.23
Year Ended August 31, 2022 ..................................... 9.98 —
(e)
(0.09) (0.09)
Year Ended August 31, 2021 ..................................... 10.01 (0.03)
(e)
— (0.03)
Year Ended August 31, 2020 ..................................... 10.01 0.06 — 0.06
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Calculated using average shares.

Less Dividends From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Distributions
from Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(b)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(c)
Portfolio
Turnover
(d)
$ (0.15) $ — $ (0.15) $ 9.99 1.50% $ 2 0.40% 3.01% 1.55% 75%
(0.31) — (0.31) 9.99 3.37% 2 0.60% 2.96% 1.44% 130%
(0.13) — (0.13) 9.97 2.37% 9 0.60% 1.15% 1.35% 96%
— — — 9.87 (0.95)% 103 0.60% (0.10)% 1.28% 96%
— — — 9.97 (0.30)% 105 0.60% (0.28)% 1.07% 130%
(0.06) — (0.06) 10.00 0.64% 539 0.60% 0.53% 1.16% 129%
(0.15) — (0.15) 10.04 1.52% 12,424 0.35% 3.04% 1.53% 75%
(0.33) — (0.33) 10.04 3.58% 10,366 0.35% 3.30% 1.32% 130%
(0.16) — (0.16) 10.02 2.63% 16,354 0.35% 1.51% 1.10% 96%
(0.02) — (0.02) 9.92 (0.74)% 26,566 0.35% 0.14% 1.03% 96%
— — — 10.01 0.01% 32,512 0.35% (0.04)% 0.82% 130%
(0.09) — (0.09) 10.01 0.89% 38,955 0.35% 0.81% 0.92% 129%
(0.14) — (0.14) 10.01 1.39% 18 0.60% 2.79% 1.63% 75%
(0.31) — (0.31) 10.01 3.33% 17 0.60% 3.09% 1.43% 130%
(0.13) — (0.13) 9.99 2.37% 17 0.60% 1.17% 1.20% 96%
— — — 9.89 (0.85)% 44 0.60% (0.04)% 1.16% 96%
— — — 9.98 (0.30)% 17 0.60% (0.28)% 0.92% 130%
(0.06) — (0.06) 10.01 0.64% 17 0.60% 0.65% 1.04% 129%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)
Net
Realized and
Unrealized
Gains
(Losses)
on Investments
Total from
Investment
Activities
World Energy Fund
Investor Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... $ 13.79 $ 0.08 $ 0.61 $ 0.69
Year Ended August 31, 2024 ..................................... 13.55 0.27 0.23 0.50
Year Ended August 31, 2023 ..................................... 12.52 0.28
(e)
1.02 1.30
Year Ended August 31, 2022 ..................................... 8.89 0.20
(e)
3.62 3.82
Year Ended August 31, 2021 ..................................... 6.16 0.13 2.71 2.84
Year Ended August 31, 2020 ..................................... 6.71 0.10 (0.51) (0.41)
Institutional Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... 13.80 0.09 0.62 0.71
Year Ended August 31, 2024 ..................................... 13.56 0.30 0.23 0.53
Year Ended August 31, 2023 ..................................... 12.53 0.31
(e)
1.03 1.34
Year Ended August 31, 2022 ..................................... 8.89 0.23
(e)
3.63 3.86
Year Ended August 31, 2021 ..................................... 6.16 0.14 2.72 2.86
Year Ended August 31, 2020 ..................................... 6.72 0.13 (0.53) (0.40)
A Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... 13.75 0.08 0.61 0.69
Year Ended August 31, 2024 ..................................... 13.52 0.27 0.22 0.49
Year Ended August 31, 2023 ..................................... 12.49 0.28
(e)
1.03 1.31
Year Ended August 31, 2022 ..................................... 8.86 0.20
(e)
3.62 3.82
Year Ended August 31, 2021 ..................................... 6.15 0.13 2.70 2.83
Year Ended August 31, 2020 ..................................... 6.70 0.11 (0.52) (0.41)
C Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... 13.60 0.06 0.57 0.63
Year Ended August 31, 2024 ..................................... 13.39 0.18 0.20 0.38
Year Ended August 31, 2023 ..................................... 12.37 0.19
(e)
1.01 1.20
Year Ended August 31, 2022 ..................................... 8.78 0.13
(e)
3.57 3.70
Year Ended August 31, 2021 ..................................... 6.10 0.08 2.67 2.75
Year Ended August 31, 2020 ..................................... 6.64 0.05 (0.51) (0.46)
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Calculated using average shares.

Less Dividends From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Distributions
from Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(b)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(c)
Portfolio
Turnover
(d)
$ (0.07) $ — $ (0.07) $ 14.41 5.02% $ 18,962 1.15% 1.12% 1.42% 76%
(0.26) — (0.26) 13.79 3.67% 17,169 1.15% 1.94% 1.43% 161%
(0.27) — (0.27) 13.55 10.72% 19,478 1.15% 2.31% 1.46% 166%
(0.19) — (0.19) 12.52 43.38% 25,003 1.15% 1.99% 1.57% 192%
(0.11) — (0.11) 8.89 46.49% 6,895 1.15% 1.69% 1.96% 174%
(0.14) — (0.14) 6.16 (6.19)% 2,984 1.15% 1.68% 2.18% 191%
(0.08) — (0.08) 14.43 5.16% 76,462 0.90% 1.36% 1.17% 76%
(0.29) — (0.29) 13.80 3.92% 70,221 0.90% 2.26% 1.18% 161%
(0.31) — (0.31) 13.56 11.02% 56,537 0.90% 2.49% 1.21% 166%
(0.22) — (0.22) 12.53 43.81% 37,866 0.90% 2.16% 1.34% 192%
(0.13) — (0.13) 8.89 46.78% 15,641 0.90% 1.88% 1.69% 174%
(0.16) — (0.16) 6.16 (5.91)% 6,254 0.90% 1.82% 1.89% 191%
(0.07) — (0.07) 14.37 5.04% 4,710 1.15% 1.16% 1.27% 76%
(0.26) — (0.26) 13.75 3.61% 2,894 1.15% 1.98% 1.28% 161%
(0.28) — (0.28) 13.52 10.77% 2,826 1.15% 2.23% 1.31% 166%
(0.19) — (0.19) 12.49 43.54% 3,170 1.15% 1.88% 1.47% 192%
(0.12) — (0.12) 8.86 46.33% 2,216 1.15% 1.54% 1.83% 174%
(0.14) — (0.14) 6.15 (6.13)% 1,867 1.15% 1.66% 2.02% 191%
(0.04) — (0.04) 14.19 4.66% 7,545 1.90% 0.34% 2.17% 76%
(0.17) — (0.17) 13.60 2.82% 7,603 1.90% 1.28% 2.18% 161%
(0.18) — (0.18) 13.39 9.93% 6,110 1.90% 1.55% 2.21% 166%
(0.11) — (0.11) 12.37 42.42% 4,713 1.90% 1.13% 2.35% 192%
(0.07) — (0.07) 8.78 45.25% 3,101 1.90% 0.94% 2.74% 174%
(0.08) — (0.08) 6.10 (6.89)% 2,458 1.90% 0.87% 2.91% 191%

Financial Highlights
For a share of capital stock outstanding throughout the periods indicated.

Amounts designated as “—” are 0 or have been rounded to 0.
Change in Net Assets
Resulting From Operations:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)
Net
Realized and
Unrealized
Gains
(Losses)
on Investments
Total from
Investment
Activities
Hedged Equity Income Fund
Investor Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... $ 11.27 $ 0.04
(e)
$ 0.36 $ 0.40
Year Ended August 31, 2024 ..................................... 10.35 0.15
(e)
0.93 1.08
Year Ended August 31, 2023 ..................................... 9.93 0.23
(e)
0.42 0.65
Year Ended August 31, 2022 ..................................... 10.81 0.19
(e)
(0.88) (0.69)
December 28, 2020
(f)
through August 31, 2021 ......................... 10.00 0.14 0.74 0.88
Institutional Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... 11.26 0.06
(e)
0.37 0.43
Year Ended August 31, 2024 ..................................... 10.35 0.17
(e)
0.93 1.10
Year Ended August 31, 2023 ..................................... 9.93 0.25
(e)
0.42 0.67
Year Ended August 31, 2022 ..................................... 10.82 0.23
(e)
(0.91) (0.68)
December 28, 2020
(f)
through August 31, 2021 ......................... 10.00 0.15 0.75 0.90
A Shares
Six Months Ended February 28, 2025 (Unaudited) ...................... 11.25 0.04
(e)
0.36 0.40
Year Ended August 31, 2024 ..................................... 10.35 0.14
(e)
0.92 1.06
Year Ended August 31, 2023 ..................................... 9.91 0.23
(e)
0.43 0.66
Year Ended August 31, 2022 ..................................... 10.80 0.20
(e)
(0.90) (0.70)
December 28, 2020
(f)
through August 31, 2021 ......................... 10.00 0.14 0.74 0.88
(a) Annualized for periods less than one year, except for Portfolio Turnover.
(b) Not annualized for periods less than one year.
(c) During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Calculated using average shares.
(f) Commencement of operations.

Less Dividends From: Ratios/Supplemental Data
:
(a)
Dividends
from Net
Investment
Income
Distributions
from Net
Realized
Gains from
Investments
Total
Dividends and
Distributions
Net Asset
Value, End
of
Period
Total Return
(Excludes
Sales
Charge)
(b)
Net Assets
End
of Period
(000s)
Ratio of Net
Expenses to
Average Net
Assets
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets
Ratio of Gross
Expenses to
Average
Net Assets
(c)
Portfolio
Turnover
(d)
$ (0.04) $ — $ (0.04) $ 11.63 3.58% $ 87 1.35% 0.75% 1.91% 3%
(0.16) — (0.16) 11.27 10.55% 85 1.35% 1.42% 1.81% 44%
(0.23) — (0.23) 10.35 6.61% 164 1.35% 2.24% 1.79% 30%
(0.19) — (0.19) 9.93 (6.47)% 309 1.35% 1.86% 1.98% 18%
(0.07) — (0.07) 10.81 8.79% 1,438 1.35% 1.90% 2.26% 23%
(0.06) — (0.06) 11.63 3.71% 27,702 1.10% 1.00% 1.66% 3%
(0.19) — (0.19) 11.26 10.83% 26,901 1.10% 1.60% 1.56% 44%
(0.25) — (0.25) 10.35 6.92% 31,802 1.10% 2.47% 1.54% 30%
(0.21) — (0.21) 9.93 (6.31)% 33,178 1.10% 2.21% 1.69% 18%
(0.08) — (0.08) 10.82 9.04% 23,042 1.10% 2.14% 2.01% 23%
(0.04) — (0.04) 11.61 3.58% 905 1.35% 0.71% 1.76% 3%
(0.16) — (0.16) 11.25 10.36% 1,181 1.35% 1.31% 1.65% 44%
(0.22) — (0.22) 10.35 6.71% 916 1.35% 2.24% 1.64% 30%
(0.19) — (0.19) 9.91 (6.51)% 1,785 1.35% 1.94% 1.75% 18%
(0.08) — (0.08) 10.80 8.77% 1,709 1.35% 1.88% 2.11% 23%

Semi-Ann-02/25

(b)           The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)      Not applicable – only for annual reports.

(a)(2)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(3)      Not applicable.

(a)(4)      Not applicable.

(b)           The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cavanal Hill Funds

By (Signature and Title) /s/ Cathy Dunn
                                                Cathy Dunn, President (Principal Executive Officer)

Date  4/21/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Cathy Dunn
                                                Cathy Dunn, President (Principal Executive Officer)

Date   4/21/2025

By (Signature and Title) /s/ Jerica Newbill
                                                Jerica Newbill, Treasurer (Principal Financial Officer)

Date   4/21/2025